UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04550

The MainStay Funds

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:	800-624-6782

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2012 is filed herewith.

MainStay Common Stock Fund
Portfolio of Investments January 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 96.4% †
	Aerospace & Defense 1.9%
	BE Aerospace, Inc. (a)	2,160	$91,152
	General Dynamics Corp.	7,022	485,642
	Goodrich Corp.	655	81,711
	Honeywell International, Inc.	275	15,961
	L-3 Communications Holdings, Inc.	4,484	317,198
	Northrop Grumman Corp.	12,128	704,030
	Raytheon Co.	465	22,315
	Textron, Inc.	4,413	112,443
	United Technologies Corp.	7,830	613,481
			2,443,933
	Air Freight & Logistics 0.1%
	FedEx Corp.	1,668	152,605

	Airlines 0.1%
	Alaska Air Group, Inc. (a)	1,182	89,986

	Automobiles 0.1%
	Ford Motor Co.	6,484	80,531
	Harley-Davidson, Inc.	743	32,833
			113,364
	Beverages 2.0%
	Coca-Cola Co. (The)	14,506	979,590
	Coca-Cola Enterprises, Inc.	7,247	194,147
	Constellation Brands, Inc. Class A (a)	16,853	352,228
	Dr. Pepper Snapple Group, Inc.	7,838	304,271
	PepsiCo., Inc.	11,976	786,464
			2,616,700
	Biotechnology 1.4%
	Amgen, Inc.	6,637	450,719
	Biogen Idec, Inc. (a)	3,398	400,692
	Celgene Corp. (a)	5,408	393,161
	Gilead Sciences, Inc. (a)	11,707	571,770
			1,816,342
	Building Products 0.1%
	Masco Corp.	7,089	85,564

	Capital Markets 1.3%
	Ameriprise Financial, Inc.	473	25,329
	Bank of New York Mellon Corp. (The)	26,268	528,775
	Charles Schwab Corp. (The)	32,350	376,878
	Northern Trust Corp.	7,366	303,553
	Raymond James Financial, Inc.	795	27,825
	State Street Corp.	11,801	462,363
			1,724,723
	Chemicals 1.0%
	Air Products & Chemicals, Inc.	1,317	115,936
	Airgas, Inc.	482	38,044
	CF Industries Holdings, Inc.	2,457	435,823
	E.I. du Pont de Nemours & Co.	1,948	99,134
	Monsanto Co.	5,448	447,008
	Mosaic Co. (The)	411	23,004
	PPG Industries, Inc.	1,559	139,655
	Valspar Corp.	272	11,761
			1,310,365
	Commercial Banks 3.1%
	BB&T Corp.	8,088	219,913
	Huntington Bancshares, Inc.	11,165	63,752
	KeyCorp	40,410	313,986
	PNC Financial Services Group, Inc.	6,067	357,467
	Regions Financial Corp.	71,195	371,638
	U.S. Bancorp	14,626	412,746
¤	Wells Fargo & Co.	74,707	2,182,191
	Zions Bancorp	10,862	182,916
			4,104,609
	Commercial Services & Supplies 0.3%
	Cintas Corp.	3,481	128,971
	Clean Harbors, Inc. (a)	1,343	85,213
	Iron Mountain, Inc.	2,585	79,670
	R.R. Donnelley & Sons Co.	1,609	18,278
	Republic Services, Inc.	1,477	43,247
	Waste Connections, Inc.	397	12,827
	Waste Management, Inc.	467	16,233
			384,439
	Communications Equipment 1.8%
	Cisco Systems, Inc.	85,338	1,675,185
	Juniper Networks, Inc. (a)	5,650	118,254
	Motorola Mobility Holdings, Inc. (a)	1,570	60,649
	Motorola Solutions, Inc.	5,038	233,814
	QUALCOMM, Inc.	3,584	210,811
			2,298,713
	Computers & Peripherals 5.5%
¤	Apple, Inc. (a)	10,700	4,884,336
	Dell, Inc. (a)	45,048	776,177
	Hewlett-Packard Co.	23,738	664,189
	Lexmark International, Inc. Class A	6,681	233,167
	NetApp, Inc. (a)	3,326	125,523
	SanDisk Corp. (a)	2,991	137,227
	Western Digital Corp. (a)	10,598	385,238
			7,205,857
	Construction & Engineering 0.3%
	Fluor Corp.	3,816	214,612
	Quanta Services, Inc. (a)	952	20,563
	URS Corp. (a)	5,187	213,445
			448,620
	Construction Materials 0.0%‡
	Vulcan Materials Co.	41	1,798

	Consumer Finance 0.7%
	American Express Co.	17,031	853,934
	Discover Financial Services	2,633	71,565
			925,499
	Containers & Packaging 0.0%‡
	Owens-Illinois, Inc. (a)	914	21,982
	Packaging Corp. of America	250	7,035
			29,017
	Distributors 0.4%
	Genuine Parts Co.	7,195	458,897

	Diversified Consumer Services 0.3%
	Apollo Group, Inc. Class A (a)	4,495	235,583
	DeVry, Inc.	788	29,755
	H&R Block, Inc.	8,829	144,442
			409,780
	Diversified Financial Services 2.5%
	Bank of America Corp.	118,611	845,696
	Citigroup, Inc.	3,880	119,194
	JPMorgan Chase & Co.	48,341	1,803,119
	Moody's Corp.	474	17,647
	NASDAQ OMX Group, Inc. (The) (a)	11,930	295,625
	NYSE Euronext	6,749	179,254
			3,260,535
	Diversified Telecommunication Services 2.5%
	AT&T, Inc.	50,790	1,493,734
	CenturyLink, Inc.	3,158	116,941
	Verizon Communications, Inc.	43,526	1,639,189
	Windstream Corp.	5,321	64,224
			3,314,088
	Electric Utilities 0.1%
	Duke Energy Corp.	1,591	33,904
	FirstEnergy Corp.	140	5,911
	Progress Energy, Inc.	971	52,754
	Southern Co.	699	31,847
			124,416
	Electrical Equipment 0.2%
	Emerson Electric Co.	5,153	264,761

	Electronic Equipment & Instruments 0.5%
	Corning, Inc.	7,731	99,498
	Ingram Micro, Inc. Class A (a)	4,033	76,546
	Jabil Circuit, Inc.	20,136	456,282
	Molex, Inc.	2,213	58,512
			690,838
	Energy Equipment & Services 1.6%
	Diamond Offshore Drilling, Inc.	2,602	162,105
	Halliburton Co.	10,989	404,175
	Helmerich & Payne, Inc.	3,843	237,152
	Nabors Industries, Ltd. (a)	6,031	112,297
	National-Oilwell Varco, Inc.	5,214	385,732
	Patterson-UTI Energy, Inc.	6,230	117,560
	Schlumberger, Ltd.	8,417	632,706
			2,051,727
	Food & Staples Retailing 2.9%
	Costco Wholesale Corp.	9,275	763,054
	CVS Caremark Corp.	17,326	723,360
	Kroger Co. (The)	22,052	523,956
	Safeway, Inc.	4,560	100,229
	SUPERVALU, Inc.	327	2,260
	Wal-Mart Stores, Inc.	23,037	1,413,550
	Walgreen Co.	9,529	317,887
			3,844,296
	Food Products 1.6%
	Campbell Soup Co.	2,687	85,178
	ConAgra Foods, Inc.	18,988	506,410
	Dean Foods Co. (a)	28,809	309,985
	Kraft Foods, Inc. Class A	14,991	574,155
	Smithfield Foods, Inc. (a)	7,635	170,489
	Tyson Foods, Inc. Class A	23,029	429,261
			2,075,478
	Gas Utilities 0.0%‡
	ONEOK, Inc.	63	5,239

	Health Care Equipment & Supplies 0.8%
	Baxter International, Inc.	383	21,249
	Becton, Dickinson & Co.	902	70,726
	Boston Scientific Corp. (a)	156	930
	C.R. Bard, Inc.	3,504	324,190
	Cooper Cos., Inc. (The)	1,080	77,911
	Covidien PLC	1,285	66,178
	Medtronic, Inc.	4,758	183,516
	ResMed, Inc. (a)	2,941	85,377
	St. Jude Medical, Inc.	2,389	99,645
	Stryker Corp.	643	35,641
	Zimmer Holdings, Inc. (a)	1,105	67,129
			1,032,492
	Health Care Providers & Services 3.9%
	Aetna, Inc.	11,624	507,969
	AMERIGROUP Corp. (a)	3,656	248,644
	AmerisourceBergen Corp.	4,686	182,613
	Cardinal Health, Inc.	7,181	308,998
	Coventry Health Care, Inc. (a)	5,396	162,258
	DaVita, Inc. (a)	3,299	269,891
	Express Scripts, Inc. (a)	560	28,650
	Health Net, Inc. (a)	1,582	59,705
	Humana, Inc.	4,671	415,812
	McKesson Corp.	9,442	771,600
	Medco Health Solutions, Inc. (a)	480	29,770
	Omnicare, Inc.	13,590	446,160
	Patterson Cos., Inc.	280	9,019
	UnitedHealth Group, Inc.	23,292	1,206,293
	WellPoint, Inc.	6,585	423,547
			5,070,929
	Hotels, Restaurants & Leisure 2.3%
	Carnival Corp.	1,761	53,182
	International Game Technology	4,600	73,278
	Marriott International, Inc. Class A	5,346	184,170
	McDonald's Corp.	16,682	1,652,352
	Starwood Hotels & Resorts Worldwide, Inc.	415	22,510
	Wyndham Worldwide Corp.	15,303	608,447
	Wynn Resorts, Ltd.	2,079	239,563
	Yum! Brands, Inc.	2,592	164,151
			2,997,653
	Household Durables 0.1%
	Harman International Industries, Inc.	2,068	87,269
	Leggett & Platt, Inc.	2,634	56,526
			143,795
	Household Products 2.3%
	Clorox Co. (The)	328	22,521
	Colgate-Palmolive Co.	5,209	472,561
	Kimberly-Clark Corp.	13,888	993,825
	Procter & Gamble Co. (The)	23,811	1,501,045
			2,989,952
	Independent Power Producers & Energy Traders 0.2%
	Constellation Energy Group, Inc.	7,830	285,247

	Industrial Conglomerates 2.6%
	3M Co.	10,297	892,853
	Danaher Corp.	1,481	77,767
	General Electric Co.	91,508	1,712,115
	Tyco International, Ltd.	15,352	782,184
			3,464,919
	Insurance 3.3%
	ACE, Ltd.	4,184	291,206
	Aflac, Inc.	6,437	310,457
	American Financial Group, Inc.	1,578	57,865
	Berkshire Hathaway, Inc. Class B (a)	9,563	749,452
	Chubb Corp. (The)	2,789	188,007
	Fidelity National Financial, Inc. Class A	13,191	239,944
	Hartford Financial Services Group, Inc. (The)	17,661	309,421
	Lincoln National Corp.	16,585	357,241
	MetLife, Inc.	13,726	484,940
	Principal Financial Group, Inc.	12,997	354,948
	Progressive Corp. (The)	2,372	48,104
	Prudential Financial, Inc.	3,703	211,960
	Travelers Cos., Inc. (The)	11,497	670,275
			4,273,820
	Internet & Catalog Retail 0.6%
	Amazon.com, Inc. (a)	2,706	526,154
	Expedia, Inc.	5,375	173,989
	Priceline.com, Inc. (a)	252	133,429
			833,572
	Internet Software & Services 1.8%
	Akamai Technologies, Inc. (a)	2,521	81,302
	eBay, Inc. (a)	10,640	336,224
¤	Google, Inc. Class A (a)	3,132	1,816,905
	Monster Worldwide, Inc. (a)	3,972	28,598
	VeriSign, Inc.	757	28,055
			2,291,084
	IT Services 5.7%
	Accenture PLC Class A	14,591	836,648
	Alliance Data Systems Corp. (a)	5,643	625,244
	Broadridge Financial Solutions, Inc.	1,451	34,780
	Computer Sciences Corp.	8,950	231,178
	Fidelity National Information Services, Inc.	7,382	210,830
	Fiserv, Inc. (a)	718	45,155
	Global Payments, Inc.	3,575	178,822
¤	International Business Machines Corp.	15,195	2,926,557
	Jack Henry & Associates, Inc.	1,863	63,715
	MasterCard, Inc. Class A	1,834	652,115
	NeuStar, Inc. Class A (a)	1,150	41,987
	SAIC, Inc. (a)	13,269	170,639
	Total System Services, Inc.	25,966	556,711
	Visa, Inc. Class A	5,473	550,803
	Western Union Co. (The)	19,211	366,930
			7,492,114
	Leisure Equipment & Products 0.2%
	Polaris Industries, Inc.	4,192	269,965

	Life Sciences Tools & Services 0.4%
	Agilent Technologies, Inc. (a)	8,204	348,424
	Covance, Inc. (a)	3,426	150,093
			498,517
	Machinery 1.5%
	AGCO Corp. (a)	7,060	359,566
	Caterpillar, Inc.	4,681	510,791
	Cummins, Inc.	1,804	187,616
	Dover Corp.	907	57,513
	Ingersoll-Rand PLC	193	6,743
	PACCAR, Inc.	4,340	191,828
	Parker Hannifin Corp.	2,692	217,191
	SPX Corp.	2,473	172,195
	Xylem, Inc.	9,141	236,843
			1,940,286
	Marine 0.1%
	Kirby Corp. (a)	914	61,028

	Media 3.2%
	Cablevision Systems Corp. Class A	2,349	34,178
	Comcast Corp. Class A	33,534	891,669
	DIRECTV Class A (a)	12,765	574,553
	Gannett Co., Inc.	14,077	199,471
	Interpublic Group of Cos., Inc. (The)	32,452	335,229
	McGraw-Hill Cos., Inc. (The)	6,860	315,560
	News Corp. Class A	15,693	295,499
	Omnicom Group, Inc.	1,684	76,807
	Time Warner Cable, Inc.	4,036	297,534
	Time Warner, Inc.	2,895	107,289
	Viacom, Inc. Class B	3,017	141,920
	Walt Disney Co. (The)	22,050	857,745
	Washington Post Co. Class B	202	76,499
			4,203,953
	Metals & Mining 1.0%
	Cliffs Natural Resources, Inc.	415	29,984
	Freeport-McMoRan Copper & Gold, Inc.	15,790	729,656
	Newmont Mining Corp.	8,272	508,562
	Nucor Corp.	773	34,391
	Steel Dynamics, Inc.	3,516	56,080
			1,358,673
	Multi-Utilities1.2%
	Ameren Corp.	8,822	279,128
	CenterPoint Energy, Inc.	6,282	116,029
	Consolidated Edison, Inc.	16,534	974,845
	DTE Energy Co.	1,119	59,542
	Integrys Energy Group, Inc.	407	21,127
	NSTAR	736	33,068
	Public Service Enterprise Group, Inc.	863	26,183
	Xcel Energy, Inc.	1,386	36,868
			1,546,790
	Multiline Retail 1.0%
	Big Lots, Inc. (a)	8,831	348,736
	Dollar Tree, Inc. (a)	1,803	152,913
	Family Dollar Stores, Inc.	89	4,966
	J.C. Penney Co., Inc.	255	10,595
	Kohl's Corp.	1,496	68,801
	Macy's, Inc.	1,385	46,661
	Target Corp.	13,449	683,344
			1,316,016
	Oil, Gas & Consumable Fuels 10.5%
	Anadarko Petroleum Corp.	4,280	345,482
	Apache Corp.	5,374	531,381
	Arch Coal, Inc.	1,264	18,240
¤	Chevron Corp.	28,858	2,974,683
	ConocoPhillips	21,487	1,465,628
	CONSOL Energy, Inc.	7,853	280,666
	Denbury Resources, Inc. (a)	2,935	55,354
	Devon Energy Corp.	3,021	192,770
	EOG Resources, Inc.	1,716	182,136
¤	ExxonMobil Corp.	56,525	4,733,403
	Hess Corp.	3,539	199,246
	HollyFrontier Corp.	6,306	185,018
	Marathon Oil Corp.	14,785	464,101
	Marathon Petroleum Corp.	9,672	369,664
	Murphy Oil Corp.	1,112	66,275
	Occidental Petroleum Corp.	11,388	1,136,181
	Plains Exploration & Production Co. (a)	793	29,912
	QEP Resources, Inc.	174	4,983
	Southwestern Energy Co. (a)	257	8,003
	Tesoro Corp. (a)	8,553	214,082
	Valero Energy Corp.	13,665	327,823
			13,785,031
	Paper & Forest Products 0.5%
	Domtar Corp.	4,873	420,930
	International Paper Co.	5,657	176,159
			597,089
	Personal Products 0.0%‡
	Estee Lauder Cos., Inc. (The) Class A	316	18,306

	Pharmaceuticals 4.8%
	Abbott Laboratories	18,383	995,440
	Bristol-Myers Squibb Co.	4,833	155,816
	Eli Lilly & Co.	23,036	915,451
	Johnson & Johnson	18,041	1,189,082
	Merck & Co., Inc.	33,932	1,298,238
	Pfizer, Inc.	82,966	1,775,472
			6,329,499
	Professional Services 0.1%
	Equifax, Inc.	416	16,212
	Robert Half International, Inc.	1,957	54,189
	Towers Watson & Co. Class A	1,390	83,122
			153,523
	Real Estate Investment Trusts 1.1%
	American Campus Communities, Inc.	3,176	135,933
	HCP, Inc.	301	12,651
	Host Hotels & Resorts, Inc.	3,611	59,293
	Public Storage	5,450	756,787
	Rayonier, Inc.	7,265	332,228
	Simon Property Group, Inc.	1,088	147,816
	Taubman Centers, Inc.	105	7,038
			1,451,746
	Real Estate Management & Development 0.1%
	CBRE Group, Inc. (a)	4,827	93,161

	Road & Rail 1.9%
	CSX Corp.	22,746	512,922
	Kansas City Southern (a)	124	8,511
	Norfolk Southern Corp.	11,561	834,704
	Ryder System, Inc.	5,041	283,708
	Union Pacific Corp.	7,557	863,841
			2,503,686
	Semiconductors & Semiconductor Equipment 2.7%
	Applied Materials, Inc.	31,602	388,073
	Broadcom Corp. Class A (a)	5,536	190,106
¤	Intel Corp.	70,143	1,853,178
	KLA-Tencor Corp.	1,230	62,890
	Lam Research Corp. (a)	1,032	43,953
	LSI Corp. (a)	5,485	41,521
	Micron Technology, Inc. (a)	14,256	108,203
	Novellus Systems, Inc. (a)	7,661	361,216
	NVIDIA Corp. (a)	11,231	165,882
	Teradyne, Inc. (a)	22,813	372,993
	Xilinx, Inc.	260	9,321
			3,597,336
	Software 4.0%
	Autodesk, Inc. (a)	2,700	97,200
	Cadence Design Systems, Inc. (a)	30,553	322,640
¤	Microsoft Corp.	92,469	2,730,610
	Oracle Corp.	39,856	1,123,939
	Symantec Corp. (a)	27,085	465,591
	Synopsys, Inc. (a)	15,622	455,850
			5,195,830
	Specialty Retail 4.0%
	Advance Auto Parts, Inc.	6,998	536,327
	AutoZone, Inc. (a)	1,857	646,013
	Bed Bath & Beyond, Inc. (a)	2,187	132,751
	Best Buy Co., Inc.	11,678	279,688
	Dick's Sporting Goods, Inc.	2,455	101,170
	Foot Locker, Inc.	16,379	429,785
	GameStop Corp. Class A (a)	8,267	193,117
	Gap, Inc. (The)	12,019	228,120
	Home Depot, Inc. (The)	19,407	861,477
	Limited Brands, Inc.	2,117	88,618
	Lowe's Cos., Inc.	3,930	105,442
	O'Reilly Automotive, Inc. (a)	7,966	649,309
	PetSmart, Inc.	15,109	804,101
	Staples, Inc.	7,262	106,243
	TJX Cos., Inc.	791	53,899
	Williams-Sonoma, Inc.	778	27,899
			5,243,959
	Textiles, Apparel & Luxury Goods 0.0%‡
	NIKE, Inc. Class B	56	5,823
	PVH Corp.	220	16,982
			22,805
	Thrifts & Mortgage Finance 0.0%‡
	Hudson City Bancorp, Inc.	5,602	37,702

	Tobacco 1.6%
	Altria Group, Inc.	5,322	151,145
	Lorillard, Inc.	533	57,239
¤	Philip Morris International, Inc.	25,989	1,943,197
			2,151,581
	Trading Companies & Distributors 0.5%
	Fastenal Co.	2,022	94,387
	MSC Industrial Direct Co. Class A	330	25,086
	United Rentals, Inc. (a)	1,913	73,153
	W.W. Grainger, Inc.	2,632	502,028
			694,654
	Wireless Telecommunication Services 0.1%
	MetroPCS Communications, Inc. (a)	8,059	71,242
	Sprint Nextel Corp. (a)	20,575	43,619
	Telephone & Data Systems, Inc.	767	20,172
			135,033
	Total Common Stocks (Cost $117,066,196)		126,333,935

	Exchange Traded Fund 3.6% (b)
¤	S&P 500 Index - SPDR Trust Series 1	35,717	4,686,427

	Total Exchange Traded Fund (Cost $4,599,582)		4,686,427

		Principal Amount	Value
	Short-Term Investment 0.1%
	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $156,366 (Collateralized by a Federal National Mortgage Association Security with a rate of 0.75% and a maturity date of 9/8/14, with a Principal Amount of $160,000 and a Market Value of $161,024)	$156,366	156,366

	Total Short-Term Investment (Cost $156,366)		156,366

	Total Investments (Cost $121,822,144) (c)	100.1%	131,176,728
	Other Assets, Less Liabilities	(0.1)	(83,017)
	Net Assets	100.0%	$131,093,711

¤	Among the Fund's 10 largest holdings, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	At January 31, 2012, cost is $125,859,174 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$11,393,084
Gross unrealized depreciation	(6,075,530)
Net unrealized appreciation	$5,317,554

SPDR	-Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$126,333,935	$—	$—	$126,333,935
Exchange Traded Fund	4,686,427	—	—	4,686,427
Short-Term Investment
Repurchase Agreement	—	156,366	—	156,366
Total Investments in Securities	$131,020,362	$156,366	$—	$131,176,728

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.
At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Convertible Fund
Portfolio of Investments January 31, 2012 (Unaudited)
		Principal Amount	Value
	Convertible Securities 87.5%†
	Convertible Bonds 74.1%
	Aerospace & Defense 1.6%
	GenCorp, Inc. 4.063%, due 12/31/39	$9,284,000	$8,715,355
	Kaman Corp. 3.25%, due 11/15/17 (a)	3,217,000	3,627,168
			12,342,523
	Apparel 0.4%
	Iconix Brand Group, Inc. 2.50%, due 6/1/16 (a)	2,859,000	2,830,410

	Auto Parts & Equipment 0.5%
	ArvinMeritor, Inc. 4.00%, due 2/15/27	6,010,000	4,334,713

	Banks 3.7%
¤	JPMorgan Chase & Co. 1.50%, due 6/25/15 (a)	20,170,427	28,926,409

	Biotechnology 7.0%
	Amgen, Inc. 0.375%, due 2/1/13	9,874,000	10,231,933
	Corsicanto, Ltd. 3.50%, due 1/15/32 (a)	5,480,000	6,254,050
¤	Gilead Sciences, Inc. 1.00%, due 5/1/14	12,858,000	15,606,397
¤	Incyte Corp., Ltd. 4.75%, due 10/1/15	8,337,000	17,789,074
	InterMune, Inc. 2.50%, due 9/15/18	6,415,000	5,316,431
			55,197,885
	Coal 2.5%
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	5,552,000	5,191,120
	Peabody Energy Corp. 4.75%, due 12/15/66	13,794,000	14,190,577
			19,381,697
	Commercial Services 1.6%
	Hertz Global Holdings, Inc. 5.25%, due 6/1/14	4,113,000	7,315,999
	Sotheby's 3.125%, due 6/15/13	4,656,000	5,540,640
			12,856,639
	Computers 5.3%
¤	EMC Corp. 1.75%, due 12/1/13	11,916,000	19,810,350
	Mentor Graphics Corp. 4.00%, due 4/1/31 (a)	2,249,000	2,305,225
	NetApp, Inc. 1.75%, due 6/1/13	3,671,000	4,763,122
	Quantum Corp. 3.50%, due 11/15/15	5,394,000	5,299,605
	SanDisk Corp. 1.50%, due 8/15/17	8,366,000	9,704,560
			41,882,862
	Distribution & Wholesale 0.9%
	WESCO International, Inc. 6.00%, due 9/15/29	3,093,000	7,249,219

	Diversified Financial Services 1.2%
	Air Lease Corp. 3.875%, due 12/1/18 (a)	8,452,000	9,276,070

	Electronics 1.1%
	TTM Technologies, Inc. 3.25%, due 5/15/15	7,990,000	8,669,150

	Energy - Alternate Sources 1.3%
	Covanta Holding Corp. 3.25%, due 6/1/14	9,561,000	10,337,831

	Entertainment 1.1%
	International Game Technology 3.25%, due 5/1/14	7,827,000	8,981,483

	Food 0.7%
	Spartan Stores, Inc.
	3.375%, due 5/15/27 (a)	5,749,000	5,447,178
	3.375%, due 5/15/27	462,000	437,745
			5,884,923
	Health Care - Products 3.8%
	China Medical Technologies, Inc. 4.00%, due 8/15/13	12,643,000	6,827,220
	Insulet Corp. 3.75%, due 6/15/16	6,497,000	6,732,516
	Integra LifeSciences Holdings Corp. 1.625%, due 12/15/16 (a)	7,256,000	6,267,370
	Teleflex, Inc. 3.875%, due 8/1/17	8,299,000	10,062,538
			29,889,644
	Home Builders 0.8%
	Lennar Corp. 3.25%, due 11/15/21 (a)	5,653,000	6,720,004

	Insurance 0.5%
	American Equity Investment Life Holding Co. 3.50%, due 9/15/15 (a)	3,647,000	4,029,935

	Internet 1.9%
	At Home Corp. 4.75%, due 12/31/49 (b)(c)(d)(e)	9,147,056	915
	Equinix, Inc. 3.00%, due 10/15/14	3,766,000	4,636,887
	VeriSign, Inc. 3.25%, due 8/15/37	8,332,000	10,362,925
			15,000,727
	Iron & Steel 3.4%
¤	Allegheny Technologies, Inc. 4.25%, due 6/1/14	11,623,000	15,792,751
	Steel Dynamics, Inc. 5.125%, due 6/15/14	4,894,000	5,725,980
	United States Steel Corp. 4.00%, due 5/15/14	4,193,000	5,026,359
			26,545,090
	Lodging 1.6%
	Home Inns & Hotels Management, Inc. 2.00%, due 12/15/15 (a)	2,489,000	1,997,423
	MGM Resorts International 4.25%, due 4/15/15	10,241,000	10,855,460
			12,852,883
	Machinery - Diversified 0.5%
	Chart Industries, Inc. 2.00%, due 8/1/18	3,292,000	3,592,395

	Media 0.6%
	Central European Media Enterprises, Ltd. 5.00%, due 11/15/15	7,352,000	4,962,600

	Miscellaneous - Manufacturing 0.4%
	Ingersoll-Rand Co. 4.50%, due 4/15/12	1,797,000	3,540,090

	Oil & Gas 2.4%
	BPZ Resources, Inc. 6.50%, due 3/1/15	3,020,000	2,646,275
¤	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	11,804,000	16,068,195
			18,714,470
	Oil & Gas Services 0.4%
	Helix Energy Solutions Group, Inc. 3.25%, due 12/15/25	3,115,000	3,142,256

	Pharmaceuticals 13.1%
	Akorn, Inc. 3.50%, due 6/1/16 (a)	6,716,000	9,973,260
¤	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	10,952,000	20,288,580
¤	Biovail Corp. 5.375%, due 8/1/14 (a)	6,106,000	20,943,580
	Mylan, Inc. 3.75%, due 9/15/15	3,621,000	6,187,384
	Omnicare, Inc. 3.75%, due 12/15/25	4,336,000	5,875,280
¤	Salix Pharmaceuticals, Ltd. 2.75%, due 5/15/15	7,533,000	9,849,397
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	13,686,000	15,088,815
	ViroPharma, Inc. 2.00%, due 3/15/17	9,195,000	15,574,031
			103,780,327
	Real Estate Investment Trusts 1.9%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (a)	6,278,000	8,428,215
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)	6,019,000	6,635,947
			15,064,162
	Retail 1.5%
	Coinstar, Inc. 4.00%, due 9/1/14	8,607,000	11,823,866

	Semiconductors 4.0%
	Lam Research Corp. 0.50%, due 5/15/16 (a)	6,606,000	6,713,348
	Microchip Technology, Inc. 2.125%, due 12/15/37	4,084,000	5,564,450
	ON Semiconductor Corp.
	Series B 2.625%, due 12/15/26	5,871,000	6,751,650
	2.625%, due 12/15/26	2,095,000	2,385,681
	Rovi Corp. 2.625%, due 2/15/40	4,089,000	4,395,675
	Xilinx, Inc. 2.625%, due 6/15/17	4,059,000	5,520,240
			31,331,044
	Software 2.9%
	Electronic Arts, Inc. 0.75%, due 7/15/16 (a)	10,635,000	10,089,956
	Symantec Corp. Series B 1.00%, due 6/15/13	624,000	700,440
	SYNNEX Corp. 4.00%, due 5/15/18	3,004,000	3,969,035
	VeriFone Systems, Inc. 1.375%, due 6/15/12	7,889,000	8,411,646
			23,171,077
	Telecommunications 5.5%
	Anixter International, Inc. 1.00%, due 2/15/13	6,220,000	7,440,675
	Ciena Corp. 0.875%, due 6/15/17	10,789,000	8,833,494
	Interdigital, Inc. 2.50%, due 3/15/16 (a)	2,500,000	2,600,000
	Leap Wireless International, Inc. 4.50%, due 7/15/14	2,701,000	2,471,415
	SBA Communications Corp. 1.875%, due 5/1/13	8,077,000	9,601,534
	Virgin Media, Inc. 6.50%, due 11/15/16	8,239,000	12,502,682
			43,449,800
	Total Convertible Bonds (Cost $520,624,854)		585,762,184

		Shares	Value
	Convertible Preferred Stocks 13.4%
	Auto Manufacturers 0.5%
	General Motors Co. 4.75%	99,500	3,985,970

	Auto Parts & Equipment 0.6%
	Goodyear Tire & Rubber Co. (The) 5.88%	103,400	4,752,264

	Banks 1.3%
	Citigroup, Inc. 0.75%	116,000	10,748,560

	Electric 0.6%
	PPL Corp. 9.50%	92,100	4,991,820

	Hand & Machine Tools 0.7%
	Stanley Black & Decker, Inc. 4.75%	45,000	5,318,550

	Insurance 1.4%
	Hartford Financial Services Group, Inc. 7.25%	214,867	4,430,558
	MetLife, Inc. 5.00%	92,900	6,364,579
			10,795,137
	Media 0.7%
	Nielsen Holdings N.V. 6.25%	102,800	5,801,775

	Oil & Gas 5.8%
¤	Apache Corp. 6.00%	472,600	27,141,418
	Chesapeake Energy Corp. (a) 5.75%	9,400	9,296,873
	Energy XXI Bermuda, Ltd. 5.63%	18,700	6,501,672
	SandRidge Energy, Inc. 7.00%	22,400	2,659,440
			45,599,403
	Pharmaceuticals 0.7%
	Omnicare Capital Trust II 4.00%	117,050	5,373,180

	Real Estate Investment Trusts 0.3%
	Health Care REIT, Inc. 6.50%	47,800	2,554,910

	Telecommunications 0.8%
	Crown Castle International Corp. 6.25%	94,200	6,170,100

	Total Convertible Preferred Stocks (Cost $110,492,078)		106,091,669

	Total Convertible Securities (Cost $631,116,932)		691,853,853

	Common Stocks 11.0%
	Aerospace & Defense 0.6%
	Triumph Group, Inc.	80,084	5,010,856

	Apparel 0.9%
	Iconix Brand Group, Inc. (f)	392,000	7,216,720

	Auto Manufacturers 0.0%‡
	General Motors Co. (f)	2,621	62,956
	General Motors Corp. (Escrow Shares) (b)(e)(f)	569,200	6,203
			69,159
	Auto Parts & Equipment 0.0%‡
	Meritor, Inc. (f)	59,700	374,916

	Commercial Services 0.6%
	Avis Budget Group, Inc. (f)	326,900	4,691,015

	Computers 1.7%
	Hewlett-Packard Co.	77,300	2,162,854
	iGate Corp. (f)	162,509	2,960,914
	Synopsys, Inc. (f)	282,900	8,255,022
			13,378,790
	Electronics 0.1%
	TTM Technologies, Inc. (f)	32,000	392,640

	Insurance 0.2%
	Hartford Financial Services Group, Inc. (The)	83,000	1,454,160

	Internet 0.6%
	Symantec Corp. (f)	277,000	4,761,630

	Oil & Gas 0.3%
	Forest Oil Corp. (f)	83,100	1,080,300
	Transocean, Ltd.	35,100	1,660,230
			2,740,530
	Oil & Gas Services 3.0%
	Baker Hughes, Inc.	124,900	6,136,337
	Core Laboratories N.V	35,200	3,739,296
	Gulf Island Fabrication, Inc.	16,900	512,915
	Halliburton Co.	113,326	4,168,130
	HollyFrontier Corp.	180,604	5,298,922
	ION Geophysical Corp. (f)	530,100	3,938,643
			23,794,243
	Pharmaceuticals 2.2%
	Merck & Co., Inc.	191,917	7,342,744
¤	Salix Pharmaceuticals, Ltd. (f)	210,500	10,146,100
			17,488,844
	Semiconductors 0.3%
	Lam Research Corp. (f)	57,415	2,445,305

	Transportation 0.5%
	Tidewater, Inc.	65,800	3,543,330

	Total Common Stocks (Cost $83,623,438)		87,362,138

		Number of Warrants	Value
	Warrants 0.0%‡
	Auto Manufacturers 0.0%‡
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (f)	1,016	15,372
	Strike Price $18.33 Expires 7/10/19 (f)	1,016	10,607

	Total Warrants (Cost $1,062)		25,979

		Principal Amount	Value
	Short-Term Investment 0.9%
	Repurchase Agreement 0.9%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $6,849,336 (Collateralized by a Federal National Mortgage Association security with a rate 0.75% and a maturity date of 9/8/14, with a Principal Amount of $6,945,000 and a Market Value of $6,989,434)	$6,849,334	6,849,334

	Total Short-Term Investment (Cost $6,849,334)		6,849,334

	Total Investments (Cost $721,590,766) (g)	99.4%	786,091,304
	Other Assets, Less Liabilities	0.6	4,625,424
	Net Assets	100.0%	$790,716,728

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security. The total market value of these securities at January 31, 2012 is $7,118, which represents less than one-tenth of a percent of the Fund's net assets.
(c)	Restricted security.
(d)	Issue in default.
(e)	Fair valued security. The total market value of these securities at January 31, 2012 is $7,118, which represents less than one-tenth of a percent of the Fund's net assets.
(f)	Non-income producing security.
(g)	At January 31, 2012, cost is $725,488,131 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$97,405,410
Gross unrealized depreciation	(36,802,237)
Net unrealized appreciation	$60,603,173

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds (b)	$—	$585,761,269	$915	$585,762,184
Convertible Preferred Stocks	106,091,669	—	—	106,091,669
Total Convertible Securities	106,091,669	585,761,269	915	691,853,853
Common Stocks (c)	87,355,935	—	6,203	87,362,138
Warrants	25,979	—	—	25,979
Short-Term Investment
Repurchase Agreement	—	6,849,334	—	6,849,334
Total Investments in Securities	$193,473,583	$592,610,603	$7,118	$786,091,304

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 security valued at $915 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.
(c)	The Level 3 security valued at $6,203 is held in Auto Manufacturers within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2012
Convertible Bonds
Internet	$915	$-	$-	$-	$-	$-	$-	$-	$915	$-
Common Stocks
Auto Manufacturers	6,966	-	-	(763)	-	-	-	-	6,203	(763)
Total	$7,881	$-	$-	$(763)	$-	$-	$-	$-	$7,118	$(763)

As of January 31, 2012, the Portfolio held the following restricted securities:

		Principal
	Date of	Amount/		1/31/12	Percent of
Security	Acquisition	Shares	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75% due 12/31/49	7/25/01	$9,147,056	$674,023	$915	0.0	%‡

‡ Less than one-tenth of a percent.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Equity Index Fund
Portfolio of Investments ††† January 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 96.8% †
	Aerospace & Defense 2.5%
	Boeing Co. (The)	12,062	$894,759
	General Dynamics Corp.	5,779	399,676
	Goodrich Corp.	2,032	253,492
	Honeywell International, Inc.	12,553	728,576
	L-3 Communications Holdings, Inc.	1,621	114,669
	Lockheed Martin Corp.	4,306	354,470
	Northrop Grumman Corp.	4,240	246,132
	Precision Castparts Corp.	2,340	383,011
	Raytheon Co.	5,617	269,560
	Rockwell Collins, Inc.	2,456	142,178
	Textron, Inc.	4,514	115,017
	United Technologies Corp.	14,705	1,152,137
			5,053,677
	Air Freight & Logistics 1.0%
	C.H. Robinson Worldwide, Inc.	2,664	183,390
	Expeditors International of Washington, Inc.	3,441	153,641
	FedEx Corp.	5,148	470,990
	United Parcel Service, Inc. Class B	15,661	1,184,755
			1,992,776
	Airlines 0.1%
	Southwest Airlines Co.	12,635	121,043

	Auto Components 0.3%
	BorgWarner, Inc. (a)	1,781	132,916
	Goodyear Tire & Rubber Co. (The) (a)	3,966	51,558
	Johnson Controls, Inc.	11,042	350,804
			535,278
	Automobiles 0.5%
	Ford Motor Co.	61,672	765,966
	Harley-Davidson, Inc.	3,771	166,641
			932,607
	Beverages 2.4%
	Beam, Inc.	2,523	131,978
	Brown-Forman Corp. Class B	1,637	132,941
	Coca-Cola Co. (The)	36,860	2,489,156
	Coca-Cola Enterprises, Inc.	5,064	135,664
	Constellation Brands, Inc. Class A (a)	2,825	59,042
	Dr. Pepper Snapple Group, Inc.	3,479	135,055
	Molson Coors Brewing Co. Class B	2,557	109,670
	PepsiCo., Inc.	25,373	1,666,245
			4,859,751
	Biotechnology 1.2%
	Amgen, Inc.	12,874	874,273
	Biogen Idec, Inc. (a)	3,942	464,841
	Celgene Corp. (a)	7,205	523,803
	Gilead Sciences, Inc. (a)	12,190	595,360
			2,458,277
	Building Products 0.0%‡
	Masco Corp.	5,807	70,091

	Capital Markets 1.8%
	Ameriprise Financial, Inc.	3,672	196,636
	Bank of New York Mellon Corp. (The)	19,680	396,159
	BlackRock, Inc.	1,626	295,932
	Charles Schwab Corp. (The)	17,519	204,096
	E*TRADE Financial Corp. (a)	4,120	33,743
	Federated Investors, Inc. Class B	1,499	25,603
	Franklin Resources, Inc.	2,362	250,608
	Goldman Sachs Group, Inc. (The)	7,990	890,645
	Invesco, Ltd.	7,319	165,190
	Legg Mason, Inc.	2,019	51,424
	Morgan Stanley	24,086	449,204
	Northern Trust Corp.	3,911	161,172
	State Street Corp.	7,984	312,813
	T. Rowe Price Group, Inc.	4,100	237,144
			3,670,369
	Chemicals 2.3%
	Air Products & Chemicals, Inc.	3,416	300,711
	Airgas, Inc.	1,109	87,533
	CF Industries Holdings, Inc.	1,061	188,200
	Dow Chemical Co. (The)	19,180	642,722
	E.I. du Pont de Nemours & Co.	14,994	763,045
	Eastman Chemical Co.	2,233	112,365
	Ecolab, Inc.	4,871	294,403
	FMC Corp.	1,143	105,933
	International Flavors & Fragrances, Inc.	1,313	73,279
	Monsanto Co.	8,689	712,932
	Mosaic Co. (The)	4,832	270,447
	PPG Industries, Inc.	2,506	224,487
	Praxair, Inc.	4,865	516,663
	Sherwin-Williams Co. (The)	1,398	136,347
	Sigma-Aldrich Corp.	1,955	133,018
			4,562,085
	Commercial Banks 2.6%
	BB&T Corp.	11,314	307,628
	Comerica, Inc.	3,224	89,208
	Fifth Third Bancorp	14,927	194,200
	First Horizon National Corp.	4,278	37,347
	Huntington Bancshares, Inc.	14,023	80,071
	KeyCorp	15,464	120,155
	M&T Bank Corp.	2,039	162,590
	PNC Financial Services Group, Inc.	8,538	503,059
	Regions Financial Corp.	20,430	106,645
	SunTrust Banks, Inc.	8,715	179,268
	U.S. Bancorp	30,972	874,030
	Wells Fargo & Co.	85,584	2,499,909
	Zions Bancorp	2,991	50,368
			5,204,478
	Commercial Services & Supplies 0.4%
	Avery Dennison Corp.	1,707	46,345
	Cintas Corp.	1,789	66,282
	Iron Mountain, Inc.	3,012	92,830
	Pitney Bowes, Inc.	3,240	61,463
	R.R. Donnelley & Sons Co.	3,048	34,625
	Republic Services, Inc.	5,109	149,592
	Stericycle, Inc. (a)	1,381	116,032
	Waste Management, Inc.	7,471	259,692
			826,861
	Communications Equipment 2.1%
	Cisco Systems, Inc.	87,245	1,712,619
	F5 Networks, Inc. (a)	1,290	154,465
	Harris Corp.	1,879	77,039
	JDS Uniphase Corp. (a)	3,719	47,194
	Juniper Networks, Inc. (a)	8,537	178,679
	Motorola Mobility Holdings, Inc. (a)	4,278	165,259
	Motorola Solutions, Inc.	4,649	215,760
	QUALCOMM, Inc.	27,280	1,604,610
			4,155,625
	Computers & Peripherals 4.8%
¤	Apple, Inc. (a)	15,083	6,885,088
	Dell, Inc. (a)	24,782	426,994
	EMC Corp. (a)	33,107	852,836
	Hewlett-Packard Co.	32,247	902,271
	Lexmark International, Inc. Class A	1,165	40,658
	NetApp, Inc. (a)	5,820	219,647
	SanDisk Corp. (a)	3,900	178,932
	Western Digital Corp. (a)	3,794	137,912
			9,644,338
	Construction & Engineering 0.2%
	Fluor Corp.	2,753	154,829
	Jacobs Engineering Group, Inc. (a)	2,080	93,101
	Quanta Services, Inc. (a)	3,410	73,656
			321,586
	Construction Materials 0.0%‡
	Vulcan Materials Co.	2,097	91,974

	Consumer Finance 0.8%
	American Express Co.	16,399	822,246
	Capital One Financial Corp.	7,460	341,295
	Discover Financial Services	8,920	242,446
	SLM Corp.	8,256	123,427
			1,529,414
	Containers & Packaging 0.1%
	Ball Corp.	2,640	103,647
	Bemis Co., Inc.	1,671	52,269
	Owens-Illinois, Inc. (a)	2,666	64,117
	Sealed Air Corp.	3,197	63,716
			283,749
	Distributors 0.1%
	Genuine Parts Co.	2,526	161,108

	Diversified Consumer Services 0.1%
	Apollo Group, Inc. Class A (a)	1,886	98,845
	DeVry, Inc.	983	37,118
	H&R Block, Inc.	4,754	77,776
			213,739
	Diversified Financial Services 2.9%
	Bank of America Corp.	164,495	1,172,849
	Citigroup, Inc.	47,449	1,457,633
	CME Group, Inc. Class A	1,077	257,952
	IntercontinentalExchange, Inc. (a)	1,179	134,972
	JPMorgan Chase & Co.	61,667	2,300,179
	Leucadia National Corp.	3,215	89,249
	Moody's Corp.	3,171	118,056
	NASDAQ OMX Group, Inc. (The) (a)	2,070	51,295
	NYSE Euronext	4,252	112,933
			5,695,118
	Diversified Telecommunication Services 2.6%
¤	AT&T, Inc.	96,173	2,828,448
	CenturyLink, Inc.	10,023	371,152
	Frontier Communications Corp.	16,150	69,122
	Verizon Communications, Inc.	45,946	1,730,326
	Windstream Corp.	9,458	114,158
			5,113,206
	Electric Utilities 1.9%
	American Electric Power Co., Inc.	7,837	310,032
	Duke Energy Corp.	21,629	460,914
	Edison International	5,288	217,019
	Entergy Corp.	2,858	198,288
	Exelon Corp.	10,760	428,033
	FirstEnergy Corp.	6,787	286,547
	NextEra Energy, Inc.	6,857	410,391
	Northeast Utilities	2,873	99,837
	Pepco Holdings, Inc.	3,683	72,408
	Pinnacle West Capital Corp.	1,772	83,745
	PPL Corp.	9,385	260,809
	Progress Energy, Inc.	4,788	260,132
	Southern Co.	13,988	637,293
			3,725,448
	Electrical Equipment 0.5%
	Cooper Industries PLC	2,566	151,702
	Emerson Electric Co.	11,941	613,528
	Rockwell Automation, Inc.	2,303	179,335
	Roper Industries, Inc.	1,566	146,249
			1,090,814
	Electronic Equipment & Instruments 0.4%
	Amphenol Corp. Class A	2,690	146,417
	Corning, Inc.	25,505	328,249
	FLIR Systems, Inc.	2,532	65,199
	Jabil Circuit, Inc.	2,973	67,368
	Molex, Inc.	2,225	58,829
	TE Connectivity, Ltd.	6,888	234,881
			900,943
	Energy Equipment & Services 2.0%
	Baker Hughes, Inc.	7,083	347,988
	Cameron International Corp. (a)	3,979	211,683
	Diamond Offshore Drilling, Inc.	1,128	70,274
	FMC Technologies, Inc. (a)	3,867	197,642
	Halliburton Co.	14,933	549,236
	Helmerich & Payne, Inc.	1,739	107,314
	Nabors Industries, Ltd. (a)	4,667	86,900
	National-Oilwell Varco, Inc.	6,879	508,908
	Noble Corp. (a)	4,097	142,739
	Rowan Cos., Inc. (a)	2,028	68,972
	Schlumberger, Ltd.	21,781	1,637,278
			3,928,934
	Food & Staples Retailing 2.3%
	Costco Wholesale Corp.	7,033	578,605
	CVS Caremark Corp.	21,124	881,927
	Kroger Co. (The)	9,691	230,258
	Safeway, Inc.	5,516	121,242
	SUPERVALU, Inc.	3,444	23,798
	Sysco Corp.	9,574	288,273
	Wal-Mart Stores, Inc.	28,346	1,739,311
	Walgreen Co.	14,432	481,451
	Whole Foods Market, Inc.	2,593	191,960
			4,536,825
	Food Products 1.8%
	Archer-Daniels-Midland Co.	10,841	310,378
	Campbell Soup Co.	2,911	92,279
	ConAgra Foods, Inc.	6,727	179,409
	Dean Foods Co. (a)	2,981	32,076
	General Mills, Inc.	10,443	415,945
	H.J. Heinz Co.	5,197	269,464
	Hershey Co. (The)	2,484	151,723
	Hormel Foods Corp.	2,238	64,410
	J.M. Smucker Co. (The)	1,848	145,585
	Kellogg Co.	4,022	199,169
	Kraft Foods, Inc. Class A	28,673	1,098,176
	McCormick & Co., Inc.	2,153	108,813
	Mead Johnson Nutrition Co.	3,304	244,793
	Sara Lee Corp.	9,587	183,591
	Tyson Foods, Inc. Class A	4,741	88,372
			3,584,183
	Gas Utilities 0.1%
	AGL Resources, Inc.	1,894	78,620
	ONEOK, Inc.	1,671	138,960
			217,580
	Health Care Equipment & Supplies 1.8%
	Baxter International, Inc.	9,151	507,697
	Becton, Dickinson & Co.	3,487	273,416
	Boston Scientific Corp. (a)	24,043	143,296
	C.R. Bard, Inc.	1,392	128,788
	CareFusion Corp. (a)	3,645	87,298
	Covidien PLC	7,829	403,194
	DENTSPLY International, Inc.	2,297	86,689
	Edwards Lifesciences Corp. (a)	1,851	153,022
	Intuitive Surgical, Inc. (a)	633	291,123
	Medtronic, Inc.	17,127	660,588
	St. Jude Medical, Inc.	5,177	215,933
	Stryker Corp.	5,279	292,615
	Varian Medical Systems, Inc. (a)	1,827	120,344
	Zimmer Holdings, Inc. (a)	2,908	176,661
			3,540,664
	Health Care Providers & Services 2.0%
	Aetna, Inc.	5,880	256,956
	AmerisourceBergen Corp.	4,193	163,401
	Cardinal Health, Inc.	5,607	241,269
	CIGNA Corp.	4,633	207,697
	Coventry Health Care, Inc. (a)	2,341	70,394
	DaVita, Inc. (a)	1,517	124,106
	Express Scripts, Inc. (a)	7,896	403,959
	Humana, Inc.	2,654	236,259
	Laboratory Corp. of America Holdings (a)	1,608	146,955
	McKesson Corp.	3,985	325,654
	Medco Health Solutions, Inc. (a)	6,283	389,672
	Patterson Cos., Inc.	1,422	45,803
	Quest Diagnostics, Inc.	2,560	148,685
	Tenet Healthcare Corp. (a)	7,049	37,289
	UnitedHealth Group, Inc.	17,301	896,019
	WellPoint, Inc.	5,645	363,087
			4,057,205
	Health Care Technology 0.1%
	Cerner Corp. (a)	2,364	143,944

	Hotels, Restaurants & Leisure 1.9%
	Carnival Corp.	7,344	221,789
	Chipotle Mexican Grill, Inc. Class A (a)	508	186,583
	Darden Restaurants, Inc.	2,139	98,116
	International Game Technology	4,830	76,942
	Marriott International, Inc. Class A	4,351	149,892
	McDonald's Corp.	16,606	1,644,824
	Starbucks Corp.	12,097	579,809
	Starwood Hotels & Resorts Worldwide, Inc.	3,119	169,175
	Wyndham Worldwide Corp.	2,477	98,485
	Wynn Resorts, Ltd.	1,285	148,071
	Yum! Brands, Inc.	7,473	473,265
			3,846,951
	Household Durables 0.2%
	D.R. Horton, Inc.	4,514	62,835
	Harman International Industries, Inc.	1,138	48,023
	Leggett & Platt, Inc.	2,258	48,457
	Lennar Corp. Class A	2,610	56,089
	Newell Rubbermaid, Inc.	4,698	86,772
	Pulte Group, Inc. (a)	5,467	40,729
	Whirlpool Corp.	1,241	67,411
			410,316
	Household Products 2.1%
	Clorox Co. (The)	2,141	147,001
	Colgate-Palmolive Co.	7,855	712,606
	Kimberly-Clark Corp.	6,396	457,698
¤	Procter & Gamble Co. (The)	44,651	2,814,799
			4,132,104
	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The) (a)	10,464	133,521
	Constellation Energy Group, Inc.	3,271	119,162
	NRG Energy, Inc. (a)	3,732	62,996
			315,679
	Industrial Conglomerates 2.5%
	3M Co.	11,374	986,239
	Danaher Corp.	9,245	485,455
¤	General Electric Co.	171,336	3,205,697
	Tyco International, Ltd.	7,497	381,972
			5,059,363
	Insurance 3.5%
	ACE, Ltd.	5,466	380,434
	Aflac, Inc.	7,576	365,391
	Allstate Corp. (The)	8,201	236,599
	American International Group, Inc. (a)	7,089	178,005
	AON Corp.	5,247	254,112
	Assurant, Inc.	1,495	59,202
	Berkshire Hathaway, Inc. Class B (a)	28,532	2,236,053
	Chubb Corp. (The)	4,513	304,221
	Cincinnati Financial Corp.	2,630	85,948
	Genworth Financial, Inc. Class A (a)	7,967	61,426
	Hartford Financial Services Group, Inc. (The)	7,234	126,740
	Lincoln National Corp.	4,896	105,460
	Loews Corp.	4,956	184,908
	Marsh & McLennan Cos., Inc.	8,731	275,812
	MetLife, Inc.	17,164	606,404
	Principal Financial Group, Inc.	4,952	135,239
	Progressive Corp. (The)	10,008	202,962
	Prudential Financial, Inc.	7,660	438,458
	Torchmark Corp.	1,654	75,538
	Travelers Cos., Inc. (The)	6,699	390,552
	Unum Group	4,745	108,328
	XL Group PLC	5,202	105,445
			6,917,237
	Internet & Catalog Retail 0.9%
	Amazon.com, Inc. (a)	5,904	1,147,974
	Expedia, Inc.	1,538	49,785
	Netflix, Inc. (a)	898	107,940
	Priceline.com, Inc. (a)	808	427,820
	TripAdvisor, Inc. (a)	1,538	50,615
			1,784,134
	Internet Software & Services 1.7%
	Akamai Technologies, Inc. (a)	2,912	93,912
	eBay, Inc. (a)	18,646	589,213
	Google, Inc. Class A (a)	4,100	2,378,451
	VeriSign, Inc.	2,582	95,689
	Yahoo!, Inc. (a)	20,129	311,396
			3,468,661
	IT Services 3.7%
	Accenture PLC Class A	10,401	596,393
	Automatic Data Processing, Inc.	7,931	434,460
	Cognizant Technology Solutions Corp. Class A (a)	4,903	351,790
	Computer Sciences Corp.	2,516	64,988
	Fidelity National Information Services, Inc.	3,937	112,441
	Fiserv, Inc. (a)	2,286	143,767
¤	International Business Machines Corp.	19,128	3,684,053
	MasterCard, Inc. Class A	1,730	615,136
	Paychex, Inc.	5,234	164,871
	SAIC, Inc. (a)	4,483	57,651
	Teradata Corp. (a)	2,717	145,522
	Total System Services, Inc.	2,631	56,409
	Visa, Inc. Class A	8,254	830,683
	Western Union Co. (The)	10,048	191,917
			7,450,081
	Leisure Equipment & Products 0.1%
	Hasbro, Inc.	1,884	65,771
	Mattel, Inc.	5,496	170,376
			236,147
	Life Sciences Tools & Services 0.4%
	Agilent Technologies, Inc. (a)	5,635	239,318
	Life Technologies Corp. (a)	2,892	140,060
	PerkinElmer, Inc.	1,835	44,003
	Thermo Fisher Scientific, Inc. (a)	6,139	324,753
	Waters Corp. (a)	1,454	125,873
			874,007
	Machinery 2.1%
	Caterpillar, Inc.	10,494	1,145,105
	Cummins, Inc.	3,130	325,520
	Deere & Co.	6,718	578,756
	Dover Corp.	3,008	190,737
	Eaton Corp.	5,424	265,939
	Flowserve Corp.	902	99,373
	Illinois Tool Works, Inc.	7,842	415,861
	Ingersoll-Rand PLC	5,066	177,006
	Joy Global, Inc.	1,706	154,717
	PACCAR, Inc.	5,814	256,979
	Pall Corp.	1,869	111,542
	Parker Hannifin Corp.	2,452	197,827
	Snap-On, Inc.	944	53,346
	Stanley Black & Decker, Inc.	2,741	192,363
	Xylem, Inc.	2,995	77,601
			4,242,672
	Media 3.1%
	Cablevision Systems Corp. Class A	3,583	52,133
	CBS Corp. Class B	10,620	302,458
	Comcast Corp. Class A	44,222	1,175,863
	DIRECTV Class A (a)	11,451	515,409
	Discovery Communications, Inc. Class A (a)	4,289	183,912
	Gannett Co., Inc.	3,867	54,795
	Interpublic Group of Cos., Inc. (The)	7,484	77,310
	McGraw-Hill Cos., Inc. (The)	4,762	219,052
	News Corp. Class A	35,590	670,160
	Omnicom Group, Inc.	4,477	204,196
	Scripps Networks Interactive Class A	1,578	68,422
	Time Warner Cable, Inc.	5,179	381,796
	Time Warner, Inc.	16,243	601,966
	Viacom, Inc. Class B	8,962	421,572
	Walt Disney Co. (The)	29,156	1,134,168
	Washington Post Co. Class B	79	29,918
			6,093,130
	Metals & Mining 1.0%
	Alcoa, Inc.	17,273	175,494
	Allegheny Technologies, Inc.	1,726	78,343
	Cliffs Natural Resources, Inc.	2,321	167,692
	Freeport-McMoRan Copper & Gold, Inc.	15,384	710,895
	Newmont Mining Corp.	8,030	493,684
	Nucor Corp.	5,140	228,678
	Titanium Metals Corp.	1,336	20,548
	United States Steel Corp.	2,337	70,554
			1,945,888
	Multi-Utilities1.3%
	Ameren Corp.	3,931	124,377
	CenterPoint Energy, Inc.	6,912	127,665
	CMS Energy Corp.	4,090	89,285
	Consolidated Edison, Inc.	4,754	280,296
	Dominion Resources, Inc.	9,244	462,570
	DTE Energy Co.	2,747	146,168
	Integrys Energy Group, Inc.	1,264	65,614
	NiSource, Inc.	4,562	103,694
	PG&E Corp.	6,587	267,827
	Public Service Enterprise Group, Inc.	8,210	249,091
	SCANA Corp.	1,873	83,967
	Sempra Energy	3,889	221,284
	TECO Energy, Inc.	3,502	63,211
	Wisconsin Energy Corp.	3,753	127,602
	Xcel Energy, Inc.	7,870	209,342
			2,621,993
	Multiline Retail 0.8%
	Big Lots, Inc. (a)	1,064	42,017
	Dollar Tree, Inc. (a)	1,932	163,853
	Family Dollar Stores, Inc.	1,905	106,299
	J.C. Penney Co., Inc.	2,319	96,354
	Kohl's Corp.	4,113	189,157
	Macy's, Inc.	6,813	229,530
	Nordstrom, Inc.	2,625	129,623
	Sears Holdings Corp. (a)	624	26,302
	Target Corp.	10,899	553,778
			1,536,913
	Office Electronics 0.1%
	Xerox Corp.	22,511	174,460

	Oil, Gas & Consumable Fuels 9.6%
	Alpha Natural Resources, Inc. (a)	3,567	71,768
	Anadarko Petroleum Corp.	8,082	652,379
	Apache Corp.	6,233	616,319
	Cabot Oil & Gas Corp.	3,392	108,205
	Chesapeake Energy Corp.	10,699	226,070
¤	Chevron Corp.	32,320	3,331,546
	ConocoPhillips	21,548	1,469,789
	CONSOL Energy, Inc.	3,681	131,559
	Denbury Resources, Inc. (a)	6,447	121,590
	Devon Energy Corp.	6,555	418,275
	El Paso Corp.	12,516	336,305
	EOG Resources, Inc.	4,363	463,089
	EQT Corp.	2,425	122,511
¤	ExxonMobil Corp.	77,789	6,514,051
	Hess Corp.	4,836	272,267
	Marathon Oil Corp.	11,421	358,505
	Marathon Petroleum Corp.	5,786	221,141
	Murphy Oil Corp.	3,141	187,204
	Newfield Exploration Co. (a)	2,150	81,291
	Noble Energy, Inc.	2,849	286,809
	Occidental Petroleum Corp.	13,175	1,314,470
	Peabody Energy Corp.	4,396	149,860
	Pioneer Natural Resources Co.	1,986	197,210
	QEP Resources, Inc.	2,872	82,254
	Range Resources Corp.	2,539	146,043
	Southwestern Energy Co. (a)	5,638	175,567
	Spectra Energy Corp.	10,554	332,345
	Sunoco, Inc.	1,733	66,478
	Tesoro Corp. (a)	2,308	57,769
	Valero Energy Corp.	9,084	217,925
	Williams Cos., Inc.	9,566	275,692
	WPX Energy, Inc. (a)	3,188	52,538
			19,058,824
	Paper & Forest Products 0.1%
	International Paper Co.	7,093	220,876
	MeadWestvaco Corp.	2,771	81,578
			302,454
	Personal Products 0.2%
	Avon Products, Inc.	6,991	124,230
	Estee Lauder Cos., Inc. (The) Class A	3,626	210,054
			334,284
	Pharmaceuticals 5.8%
	Abbott Laboratories	25,282	1,369,020
	Allergan, Inc.	4,950	435,155
	Bristol-Myers Squibb Co.	27,501	886,632
	Eli Lilly & Co.	16,535	657,101
	Forest Laboratories, Inc. (a)	4,336	137,798
	Hospira, Inc. (a)	2,673	92,112
¤	Johnson & Johnson	44,319	2,921,065
	Merck & Co., Inc.	49,465	1,892,531
	Mylan, Inc. (a)	6,922	143,632
	Perrigo Co.	1,512	144,547
¤	Pfizer, Inc.	124,752	2,669,693
	Watson Pharmaceuticals, Inc. (a)	2,064	121,012
			11,470,298
	Professional Services 0.1%
	Dun & Bradstreet Corp.	789	65,337
	Equifax, Inc.	1,965	76,576
	Robert Half International, Inc.	2,320	64,241
			206,154
	Real Estate Investment Trusts 2.0%
	American Tower Corp.	6,378	405,067
	Apartment Investment & Management Co. Class A	1,962	48,187
	AvalonBay Communities, Inc.	1,543	209,863
	Boston Properties, Inc.	2,396	249,304
	Equity Residential	4,814	286,674
	HCP, Inc.	6,618	278,155
	Health Care REIT, Inc.	3,080	176,207
	Host Hotels & Resorts, Inc.	11,462	188,206
	Kimco Realty Corp.	6,604	120,523
	Plum Creek Timber Co., Inc.	2,617	101,487
	ProLogis, Inc.	7,437	235,827
	Public Storage	2,304	319,933
	Simon Property Group, Inc.	4,768	647,780
	Ventas, Inc.	4,673	272,483
	Vornado Realty Trust	2,994	242,155
	Weyerhaeuser Co.	8,706	174,294
			3,956,145
	Real Estate Management & Development 0.1%
	CBRE Group, Inc. (a)	5,263	101,576

	Road & Rail 0.9%
	CSX Corp.	17,040	384,252
	Norfolk Southern Corp.	5,455	393,851
	Ryder System, Inc.	830	46,712
	Union Pacific Corp.	7,840	896,191
			1,721,006
	Semiconductors & Semiconductor Equipment 2.4%
	Advanced Micro Devices, Inc. (a)	9,501	63,752
	Altera Corp.	5,207	207,186
	Analog Devices, Inc.	4,836	189,233
	Applied Materials, Inc.	21,189	260,201
	Broadcom Corp. Class A (a)	7,873	270,359
	First Solar, Inc. (a)	954	40,335
	Intel Corp.	82,638	2,183,296
	KLA-Tencor Corp.	2,705	138,306
	Linear Technology Corp.	3,696	123,151
	LSI Corp. (a)	9,145	69,228
	Microchip Technology, Inc.	3,102	114,495
	Micron Technology, Inc. (a)	16,027	121,645
	Novellus Systems, Inc. (a)	1,081	50,969
	NVIDIA Corp. (a)	9,910	146,371
	Teradyne, Inc. (a)	2,987	48,837
	Texas Instruments, Inc.	18,544	600,455
	Xilinx, Inc.	4,260	152,721
			4,780,540
	Software 3.6%
	Adobe Systems, Inc. (a)	7,967	246,579
	Autodesk, Inc. (a)	3,681	132,516
	BMC Software, Inc. (a)	2,762	100,095
	CA, Inc.	6,005	154,809
	Citrix Systems, Inc. (a)	3,027	197,391
	Electronic Arts, Inc. (a)	5,379	99,888
	Intuit, Inc.	4,824	272,266
¤	Microsoft Corp.	121,504	3,588,013
	Oracle Corp.	63,858	1,800,795
	Red Hat, Inc. (a)	3,130	145,138
	Salesforce.com, Inc. (a)	2,207	257,778
	Symantec Corp. (a)	11,963	205,644
			7,200,912
	Specialty Retail 1.9%
	Abercrombie & Fitch Co. Class A	1,395	64,086
	AutoNation, Inc. (a)	772	27,607
	AutoZone, Inc. (a)	453	157,590
	Bed Bath & Beyond, Inc. (a)	3,896	236,487
	Best Buy Co., Inc.	4,763	114,074
	Carmax, Inc. (a)	3,675	111,830
	GameStop Corp. Class A (a)	2,246	52,467
	Gap, Inc. (The)	5,631	106,876
	Home Depot, Inc. (The)	25,018	1,110,549
	Limited Brands, Inc.	3,992	167,105
	Lowe's Cos., Inc.	20,328	545,400
	O'Reilly Automotive, Inc. (a)	2,083	169,785
	Ross Stores, Inc.	3,752	190,677
	Staples, Inc.	11,351	166,065
	Tiffany & Co.	2,060	131,428
	TJX Cos., Inc.	6,121	417,085
	Urban Outfitters, Inc. (a)	1,802	47,753
			3,816,864
	Textiles, Apparel & Luxury Goods 0.6%
	Coach, Inc.	4,736	331,757
	NIKE, Inc. Class B	6,020	626,020
	Ralph Lauren Corp.	1,047	159,144
	VF Corp.	1,415	186,058
			1,302,979
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	8,560	57,609
	People's United Financial, Inc.	5,853	72,167
			129,776
	Tobacco 1.8%
	Altria Group, Inc.	33,374	947,822
	Lorillard, Inc.	2,191	235,291
	Philip Morris International, Inc.	28,190	2,107,766
	Reynolds American, Inc.	5,487	215,255
			3,506,134
	Trading Companies & Distributors 0.2%
	Fastenal Co.	4,791	223,644
	W.W. Grainger, Inc.	985	187,879
			411,523
	Wireless Telecommunication Services 0.1%
	MetroPCS Communications, Inc. (a)	4,762	42,096
	Sprint Nextel Corp. (a)	48,619	103,072
			145,168
	Total Common Stocks (Cost $93,645,885)		192,778,063

		Principal Amount	Value
	Short-Term Investments 3.4%
	U.S. Government 3.4%
	United States Treasury Bills
	0.045%, due 4/5/12 (b)	$6,300,000	6,299,496
	0.051%, due 4/26/12 (b)(c)	500,000	499,940

	Total Short-Term Investments (Cost $6,799,707)		6,799,436

	Total Investments (Cost $100,445,592) (e)	100.2%	199,577,499
	Other Assets, Less Liabilities	(0.2)	(420,657)
	Net Assets	100.0%	$199,156,842

		Contracts Long	Unrealized Appreciation (Depreciation) (d)
	Futures Contracts 0.2%
	Standard & Poor's 500 Index Mini March 2012	103	$404,369

	Total Futures Contracts (Settlement Value $6,737,230)		$404,369

¤	Among the Fund's 10 largest holdings, as of January 31, 2012, excluding short-term investments. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Interest rate presented is yield to maturity.
(c)	Represents a security, or a portion thereof, which is maintained at the broker as collateral for futures contracts.
(d)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2012.
(e)	At January 31, 2012, cost is $105,204,591 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$106,367,287
Gross unrealized depreciation	(11,994,379)
Net unrealized appreciation	$94,372,908

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$192,778,063	$—	$—	$192,778,063
Short-Term Investments
U.S. Government	—	6,799,436	—	6,799,436
Total Investments in Securities	192,778,063	6,799,436	—	199,577,499
Other Financial Instruments
Futures Contracts Long (b)	404,369	—	—	404,369
Total Investments in Securities and Other Financial Instruments	$193,182,432	$6,799,436	$—	$199,981,868

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Flexible Bond Opportunities Fund
Portfolio of Investments ††† January 31, 2012 (Unaudited)
		Principal Amount	Value
	Long-Term Bonds 97.1%†
	Asset-Backed Securities 2.6%
	Airlines 0.5%
	American Airlines Pass-Through Trust Series 2001-1, Class A1 6.977%, due 11/23/22	$789,323	$623,565
	Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 3/1/21	113,398	115,099
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 11/1/19	370,118	384,923
	United Air Lines, Inc. Series 2009-2, Class A 9.75%, due 1/15/17	680,432	765,486
			1,889,073
	Home Equity 1.5%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.336%, due 10/25/36 (a)(b)	775,454	608,782
	Citicorp Residential Mortgage Securities, Inc. Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	21,208	21,229
	Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.346%, due 5/25/37 (a)(b)	529,324	425,155
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.336%, due 4/25/37 (a)(b)	238,015	219,981
	First NLC Trust Series 2007-1, Class A1 0.346%, due 8/25/37 (a)(b)(c)	504,551	169,020
	GSAA Home Equity Trust Series 2006-14, Class A1 0.326%, due 9/25/36 (a)(b)	1,086,944	407,567
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.406%, due 4/25/37 (a)(b)	345,763	235,719
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.376%, due 4/25/37 (a)(b)	722,312	480,925
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.376%, due 3/25/47 (a)(b)	441,994	294,820
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.326%, due 11/25/36 (a)(b)	136,007	44,863
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.386%, due 3/25/37 (a)(b)	1,032,165	544,584
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.376%, due 9/25/36 (a)(b)	891,572	732,152
	Series 2006-HE8, Class A2B 0.376%, due 10/25/36 (a)(b)	319,165	186,999
	Series 2007-HE4, Class A2A 0.386%, due 2/25/37 (a)(b)	174,209	156,620
	Series 2007-NC2, Class A2FP 0.426%, due 2/25/37 (a)(b)	563,247	306,844
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (b)	925,299	477,192
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.366%, due 5/25/37 (a)(b)	609,825	236,000
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.356%, due 6/25/37 (a)(b)	967,272	749,559
	Series 2006-EQ2, Class A2 0.386%, due 1/25/37 (a)(b)	494,430	255,626
			6,553,637
	Student Loans 0.6%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.826%, due 5/25/29 (a)	2,932,910	2,671,961

	Total Asset-Backed Securities (Cost $12,790,176)		11,114,671

	Convertible Bonds 4.8%
	Apparel 0.1%
	Iconix Brand Group, Inc. 2.50%, due 6/1/16 (c)	323,000	319,770

	Auto Manufacturers 0.1%
	Ford Motor Co. 4.25%, due 11/15/16	266,000	423,273

	Auto Parts & Equipment 0.2%
	ArvinMeritor, Inc. 4.00%, due 2/15/27	855,000	616,669

	Banks 0.1%
	JPMorgan Chase & Co. 1.50%, due 6/25/15 (c)	129,375	185,537

	Biotechnology 0.2%
	Amgen, Inc. 0.375%, due 2/1/13	182,000	188,597
	Gilead Sciences, Inc. 1.00%, due 5/1/14	532,000	645,715
	Life Technologies Corp. 1.50%, due 2/15/24	10,000	10,050
			844,362
	Coal 0.2%
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	308,000	287,980
	Peabody Energy Corp. 4.75%, due 12/15/66	565,000	581,244
			869,224
	Computers 0.5%
	EMC Corp. 1.75%, due 12/1/13	618,000	1,027,425
	Mentor Graphics Corp. 4.00%, due 4/1/31 (c)	331,000	339,275
	NetApp, Inc. 1.75%, due 6/1/13	196,000	254,310
	SanDisk Corp. 1.50%, due 8/15/17	266,000	308,560
			1,929,570
	Distribution & Wholesale 0.2%
	WESCO International, Inc. 6.00%, due 9/15/29	379,000	888,281

	Electronics 0.1%
	TTM Technologies, Inc. 3.25%, due 5/15/15	541,000	586,985

	Energy - Alternate Sources 0.3%
	Covanta Holding Corp. 3.25%, due 6/1/14	1,080,000	1,167,750

	Entertainment 0.1%
	International Game Technology 3.25%, due 5/1/14	470,000	539,325

	Food 0.0%‡
	Spartan Stores, Inc.
	3.375%, due 5/15/27 (c)	118,000	111,805
	3.375%, due 5/15/27	11,000	10,423
			122,228
	Health Care - Products 0.2%
	Teleflex, Inc. 3.875%, due 8/1/17	788,000	955,450

	Internet 0.1%
	At Home Corp. 4.75%, due 12/31/49 (d)(e)(f)(g)	504,238	51
	VeriSign, Inc. 3.25%, due 8/15/37	271,000	337,056
			337,107
	Iron & Steel 0.4%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	730,000	991,887
	ArcelorMittal 5.00%, due 5/15/14	398,000	433,322
	Steel Dynamics, Inc. 5.125%, due 6/15/14	36,000	42,120
	United States Steel Corp. 4.00%, due 5/15/14	190,000	227,763
			1,695,092
	Lodging 0.1%
	MGM Resorts International 4.25%, due 4/15/15	317,000	336,020

	Media 0.0%‡
	Central European Media Enterprises, Ltd. 5.00%, due 11/15/15	250,000	168,750

	Mining 0.0%‡
	Alcoa, Inc. 5.25%, due 3/15/14	76,000	130,245

	Miscellaneous - Manufacturing 0.2%
	Danaher Corp. (zero coupon), due 1/22/21	484,000	739,915
	Ingersoll-Rand Co. 4.50%, due 4/15/12	107,000	210,790
			950,705
	Oil & Gas 0.2%
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	589,000	801,776
	Transocean, Inc. Series C 1.50%, due 12/15/37	126,000	124,425
			926,201
	Pharmaceuticals 0.3%
	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	187,000	346,418
	Salix Pharmaceuticals, Ltd. 2.75%, due 5/15/15	295,000	385,712
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	456,000	502,740
			1,234,870
	Real Estate Investment Trusts 0.1%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (c)	454,000	500,535

	Semiconductors 0.3%
	Microchip Technology, Inc. 2.125%, due 12/15/37	277,000	377,412
	ON Semiconductor Corp. 2.625%, due 12/15/26	541,000	620,553
	Xilinx, Inc. 2.625%, due 6/15/17	133,000	180,880
			1,178,845
	Software 0.3%
	Microsoft Corp. (zero coupon), due 6/15/13 (c)	131,000	136,568
	Symantec Corp. 1.00%, due 6/15/13	499,000	560,127
	SYNNEX Corp. 4.00%, due 5/15/18	277,000	365,986
			1,062,681
	Telecommunications 0.5%
	Alcatel-Lucent USA, Inc. 2.875%, due 6/15/25	430,000	395,062
	Anixter International, Inc. 1.00%, due 2/15/13	509,000	608,891
	Ciena Corp. 4.00%, due 3/15/15 (c)	243,000	259,403
	Leap Wireless International, Inc. 4.50%, due 7/15/14	5,000	4,575
	SBA Communications Corp. 1.875%, due 5/1/13	867,000	1,030,646
			2,298,577
	Total Convertible Bonds (Cost $21,287,110)		20,268,052

	Corporate Bonds 64.6%
	Advertising 0.4%
	Lamar Media Corp. Series C 6.625%, due 8/15/15	1,565,000	1,604,594

	Aerospace & Defense 1.4%
	BE Aerospace, Inc. 6.875%, due 10/1/20 (h)	1,630,000	1,788,925
	Ducommun, Inc. 9.75%, due 7/15/18 (c)	1,900,000	1,942,750
	TransDigm, Inc. 7.75%, due 12/15/18	815,000	892,425
	Triumph Group, Inc. 8.625%, due 7/15/18	1,305,000	1,455,075
			6,079,175
	Airlines 1.3%
	Continental Airlines, Inc.
	7.875%, due 1/2/20	577,380	574,493
	9.798%, due 4/1/21	744,483	759,372
	Delta Air Lines, Inc.
	Series 2011-1 Class A Pass Through Trust 5.30%, due 10/15/20	1,630,000	1,711,500
	Series 2010-1 Class A Pass Through Trust 6.20%, due 1/2/20	403,779	434,062
	Series 2010-2, Class B Pass Through Trust 6.75%, due 5/23/17 (c)	612,000	581,400
	12.25%, due 3/15/15 (c)	489,000	520,785
	United Air Lines, Inc. 9.875%, due 8/1/13 (c)	750,000	783,750
			5,365,362
	Auto Manufacturers 0.6%
	Ford Motor Co. 6.625%, due 10/1/28	229,000	244,923
	General Motors Corp. (Escrow Shares) 8.375%, due 7/15/33 (f)(g)(i)	11,365,000	125,189
	Navistar International Corp. 8.25%, due 11/1/21	2,156,000	2,328,480
			2,698,592
	Auto Parts & Equipment 0.7%
	Commercial Vehicle Group, Inc. 7.875%, due 4/15/19 (c)	1,000,000	1,000,000
	Tomkins LLC/Tomkins, Inc. 9.00%, due 10/1/18	1,646,000	1,822,945
			2,822,945
	Banks 4.7%
	AgriBank FCB 9.125%, due 7/15/19	1,600,000	2,087,136
	Ally Financial, Inc. 7.50%, due 9/15/20	2,282,000	2,447,445
¤	Bank of America Corp.
	5.625%, due 7/1/20	3,590,000	3,638,023
	7.625%, due 6/1/19	420,000	474,699
	CIT Group, Inc.
	7.00%, due 5/1/16	743	743
	7.00%, due 5/2/16 (c)	333,000	334,249
	7.00%, due 5/1/17	400	401
	7.00%, due 5/2/17 (c)	2,022,000	2,027,055
	Discover Bank/Greenwood DE 7.00%, due 4/15/20	2,445,000	2,678,444
	JPMorgan Chase & Co. 7.90%, due 12/31/49 (a)(h)	2,200,000	2,383,062
	PNC Funding Corp. 5.625%, due 2/1/17	2,180,000	2,415,752
	Whitney National Bank 5.875%, due 4/1/17	1,450,000	1,478,366
			19,965,375
	Biotechnology 0.5%
	Life Technologies Corp. 5.00%, due 1/15/21	2,050,000	2,181,641

	Building Materials 1.5%
	Associated Materials LLC 9.125%, due 11/1/17	1,223,000	1,186,310
	Boise Cascade LLC 7.125%, due 10/15/14	1,304,000	1,308,890
	Masco Corp. 7.125%, due 3/15/20	2,250,000	2,315,407
	Texas Industries, Inc. 9.25%, due 8/15/20	840,000	782,250
	USG Corp.
	6.30%, due 11/15/16	615,000	551,194
	9.75%, due 1/15/18	363,000	336,229
			6,480,280
	Chemicals 1.9%
	Chevron Phillips Chemical Co. LLC 8.25%, due 6/15/19 (c)	1,426,000	1,922,607
	Dow Chemical Co. (The) 8.55%, due 5/15/19	1,084,000	1,436,947
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	1,223,000	1,219,943
	Huntsman International LLC
	5.50%, due 6/30/16	713,000	705,870
	8.625%, due 3/15/21	1,325,000	1,454,187
	Momentive Performance Materials, Inc. 9.00%, due 1/15/21	815,000	737,575
	Vertellus Specialties, Inc. 9.375%, due 10/1/15 (c)	1,019,000	759,155
			8,236,284
	Coal 1.9%
	Alpha Natural Resources, Inc. 6.00%, due 6/1/19	1,560,000	1,548,300
	Arch Coal, Inc. 7.25%, due 10/1/20	2,880,000	2,894,400
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 8.25%, due 12/15/17 (h)	2,162,000	2,334,960
	Peabody Energy Corp. 7.375%, due 11/1/16	1,025,000	1,140,313
			7,917,973
	Commercial Services 4.4%
	Aramark Corp. 8.50%, due 2/1/15	734,000	752,350
	Aramark Holdings Corp. 8.625%, due 5/1/16 (c)(j)	2,900,000	2,979,750
¤	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
	8.25%, due 1/15/19	1,223,000	1,287,208
	9.625%, due 3/15/18	2,375,000	2,594,688
	Ford Holdings LLC 9.30%, due 3/1/30	127,000	161,131
	Geo Group, Inc. (The) 6.625%, due 2/15/21	1,223,000	1,252,046
	Hertz Corp. (The) 7.375%, due 1/15/21	1,630,000	1,715,575
	Iron Mountain, Inc.
	7.75%, due 10/1/19	431,000	471,945
	8.375%, due 8/15/21	2,693,000	2,942,102
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50%, due 8/1/49 (f)(g)(i)	5,000	80
	9.75%, due 1/15/49 (c)(f)(g)(i)	160,000	2,560
	Stewart Enterprises, Inc. 6.50%, due 4/15/19	2,030,000	2,080,750
	United Rentals North America, Inc. 9.25%, due 12/15/19	2,384,000	2,634,320
			18,874,505
	Computers 1.1%
¤	SunGard Data Systems, Inc.
	7.375%, due 11/15/18	3,857,000	4,069,135
	10.25%, due 8/15/15	572,000	592,020
			4,661,155
	Diversified Financial Services 0.6%
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (a)	€1,223,000	1,375,806
	General Electric Capital Corp. 6.50%, due 9/15/67 (a)	£815,000	1,181,535
			2,557,341
	Electric 1.3%
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, due 12/1/20	$1,724,000	1,857,610
	Great Plains Energy, Inc. 4.85%, due 6/1/21	750,000	789,985
	NRG Energy, Inc. 8.50%, due 6/15/19	1,970,000	1,979,850
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (a)	833,280	852,029
			5,479,474
	Entertainment 0.7%
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14	882,000	868,770
	Mohegan Tribal Gaming Authority 6.125%, due 2/15/13	815,000	668,300
	Pinnacle Entertainment, Inc. 7.50%, due 6/15/15	1,488,000	1,517,760
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (f)(g)	43,179	30,225
			3,085,055
	Environmental Controls 0.1%
	EnergySolutions, Inc./EnergySolutions LLC 10.75%, due 8/15/18 (h)	550,000	528,000

	Finance - Auto Loans 1.0%
¤	Ford Motor Credit Co. LLC 8.00%, due 12/15/16	3,500,000	4,142,842

	Finance - Consumer Loans 1.6%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)(h)	2,425,000	2,097,625
	SLM Corp.
	4.75%, due 3/17/14	€815,000	1,025,396
	6.25%, due 1/25/16	$408,000	416,459
	8.00%, due 3/25/20	408,000	434,520
¤	Springleaf Finance Corp.
	3.25%, due 1/16/13	612,000	703,777
	6.90%, due 12/15/17	2,727,000	2,113,425
			6,791,202
	Finance - Credit Card 1.2%
	American Express Co. 6.80%, due 9/1/66 (a)(h)	2,139,000	2,160,390
	Capital One Capital III 7.686%, due 8/1/66	3,097,000	3,127,970
			5,288,360
	Finance - Other Services 0.5%
	Icahn Enterprises, L.P./Icahn Enterprises Finance Corp. 7.75%, due 1/15/16 (h)	2,180,000	2,267,200

	Food 1.4%
	JBS USA LLC/JBS USA Finance, Inc. 8.25%, due 2/1/20 (c)	1,442,000	1,452,815
	Kraft Foods, Inc. 6.50%, due 8/11/17	1,600,000	1,929,930
	Smithfield Foods, Inc. 7.75%, due 7/1/17	2,206,000	2,495,537
			5,878,282
	Forest Products & Paper 1.3%
	Boise Paper Holdings LLC/Boise Finance Co. 9.00%, due 11/1/17	1,306,000	1,423,540
	Domtar Corp. 10.75%, due 6/1/17	734,000	935,850
	International Paper Co. 7.30%, due 11/15/39	693,000	868,320
	MeadWestvaco Corp. 7.375%, due 9/1/19	1,800,000	2,115,947
			5,343,657
	Health Care - Products 0.8%
	Alere, Inc. 8.625%, due 10/1/18	1,323,000	1,379,228
	Kinetic Concepts, Inc./KCI U.S.A., Inc. 10.50%, due 11/1/18 (c)	1,925,000	1,963,500
			3,342,728
	Health Care - Services 1.6%
	Fresenius Medical Care U.S. Finance, Inc. 6.50%, due 9/15/18 (c)	2,500,000	2,681,250
¤	HCA, Inc. 6.50%, due 2/15/16	3,900,000	4,075,500
			6,756,750
	Home Builders 1.9%
	Beazer Homes USA, Inc. 8.125%, due 6/15/16 (h)	819,000	708,435
	K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16 (h)	1,752,000	1,528,620
	Lennar Corp. 6.95%, due 6/1/18	204,000	212,160
	MDC Holdings, Inc. 5.625%, due 2/1/20	693,000	641,238
	Meritage Homes Corp. 6.25%, due 3/15/15	1,956,000	1,956,000
	Shea Homes, L.P./Shea Homes Funding Corp. 8.625%, due 5/15/19 (c)	2,000,000	2,000,000
	Standard Pacific Corp. 8.375%, due 5/15/18	815,000	827,225
			7,873,678
	Household Products & Wares 1.3%
	Jarden Corp.
	7.50%, due 5/1/17	500,000	536,250
	7.50%, due 1/15/20	1,223,000	1,308,610
¤	Reynolds Group Issuer, Inc.
	7.875%, due 8/15/19 (c)	1,025,000	1,104,438
	8.75%, due 10/15/16 (c)	612,000	651,780
	9.875%, due 8/15/19 (c)	2,089,000	2,125,557
			5,726,635
	Housewares 0.4%
	Libbey Glass, Inc. 10.00%, due 2/15/15	1,600,000	1,712,000

	Insurance 2.5%
	Allstate Corp. (The) 6.50%, due 5/15/57 (a)(h)	713,000	673,785
	American International Group, Inc.
	4.875%, due 3/15/67 (a)	€1,250,000	1,079,141
	Series A2 5.75%, due 3/15/67 (a)	£450,000	494,250
	Farmers Exchange Capital 7.20%, due 7/15/48 (c)	$603,000	651,713
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41	632,000	606,073
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (c)	453,000	423,555
	10.75%, due 6/15/88 (a)(c)	938,000	1,195,950
	Lincoln National Corp. 7.00%, due 5/17/66 (a)	3,443,000	3,253,635
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (c)	1,150,000	1,393,921
	9.25%, due 6/15/39 (c)	204,000	271,702
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)	612,000	627,300
			10,671,025
	Iron & Steel 0.2%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	693,000	796,547

	Leisure Time 0.1%
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (c)	408,000	486,509

	Lodging 1.5%
	Harrah's Operating Co., Inc. 10.00%, due 12/15/18	2,250,000	1,738,125
	MGM Resorts International
	7.50%, due 6/1/16 (h)	1,992,000	1,996,980
	8.625%, due 2/1/19 (c)	825,000	858,000
	Starwood Hotels & Resorts Worldwide, Inc. 7.15%, due 12/1/19	1,700,000	1,959,250
			6,552,355
	Machinery - Construction & Mining 0.3%
	Terex Corp. 8.00%, due 11/15/17	1,182,000	1,193,820

	Machinery - Diversified 0.2%
	CNH America LLC 7.25%, due 1/15/16	652,000	710,680

	Media 2.9%
	CCO Holdings LLC/CCO Holdings Capital Corp. 7.00%, due 1/15/19	978,000	1,039,125
	Cequel Communications Holdings/LLC and Cequel Capital Corp. 8.625%, due 11/15/17 (c)	938,000	998,970
¤	Clear Channel Communications, Inc. 9.00%, due 3/1/21	3,200,000	2,784,000
	COX Communications, Inc. 6.95%, due 6/1/38 (c)	2,241,000	2,627,140
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 4.60%, due 2/15/21 (h)	2,852,000	3,048,896
	DISH DBS Corp.
	6.75%, due 6/1/21	765,000	833,850
	7.125%, due 2/1/16 (h)	815,000	894,463
			12,226,444
	Metal Fabricate & Hardware 0.2%
	Mueller Water Products, Inc. 8.75%, due 9/1/20	697,000	761,473

	Mining 0.9%
	Alcoa, Inc. 6.15%, due 8/15/20	1,426,000	1,556,964
	Aleris International, Inc. 7.625%, due 2/15/18	1,426,000	1,443,825
	Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 4/1/17 (h)	791,000	834,505
			3,835,294
	Miscellaneous - Manufacturing 0.7%
	American Railcar Industries, Inc. 7.50%, due 3/1/14	1,145,000	1,156,450
	Polypore International, Inc. 7.50%, due 11/15/17	815,000	855,750
	SPX Corp. 6.875%, due 9/1/17	815,000	908,725
			2,920,925
	Office Furnishings 0.4%
	Interface, Inc. 7.625%, due 12/1/18	1,674,000	1,803,735

	Oil & Gas 6.1%
	Berry Petroleum Co. 6.75%, due 11/1/20 (h)	1,223,000	1,271,920
	Chesapeake Energy Corp. 6.625%, due 8/15/20	2,445,000	2,457,225
	Concho Resources, Inc.
	6.50%, due 1/15/22	750,000	806,250
	7.00%, due 1/15/21	2,002,000	2,202,200
	Denbury Resources, Inc. 6.375%, due 8/15/21 (h)	815,000	882,238
	Frontier Oil Corp. 6.875%, due 11/15/18	571,000	585,275
	Hilcorp Energy I, L.P./Hilcorp Finance Co.
	7.625%, due 4/15/21 (c)	1,223,000	1,326,955
	8.00%, due 2/15/20 (c)	1,000,000	1,092,500
	Linn Energy LLC/Linn Energy Finance Corp.
	6.50%, due 5/15/19 (c)	2,250,000	2,272,500
	7.75%, due 2/1/21	815,000	878,163
	Nabors Industries, Inc. 5.00%, due 9/15/20 (h)	2,853,000	3,000,862
	Range Resources Corp. 8.00%, due 5/15/19	1,687,000	1,859,917
	Swift Energy Co.
	7.125%, due 6/1/17	750,000	750,000
	8.875%, due 1/15/20	658,000	699,125
	Tesoro Corp. 6.50%, due 6/1/17	3,025,000	3,115,750
	Valero Energy Corp. 6.125%, due 2/1/20	2,241,000	2,555,213
			25,756,093
	Oil & Gas Services 1.5%
	Basic Energy Services, Inc.
	7.125%, due 4/15/16	800,000	808,000
	7.75%, due 2/15/19	1,600,000	1,628,000
	Dresser-Rand Group, Inc. 6.50%, due 5/1/21 (c)	1,292,000	1,333,990
	Helix Energy Solutions Group, Inc. 9.50%, due 1/15/16 (c)(h)	1,080,000	1,134,000
	Hornbeck Offshore Services, Inc.
	Class B 6.125%, due 12/1/14	571,000	571,714
	8.00%, due 9/1/17	815,000	857,787
			6,333,491
	Packaging & Containers 1.4%
	Ball Corp. 6.75%, due 9/15/20 (h)	2,648,000	2,926,040
	Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, due 2/1/21	1,630,000	1,772,625
	Owens-Illinois, Inc. 7.80%, due 5/15/18 (h)	1,243,000	1,395,268
			6,093,933
	Pipelines 2.7%
	Energy Transfer Partners, L.P. 4.65%, due 6/1/21	2,300,000	2,348,065
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. 6.75%, due 11/1/20	1,223,000	1,330,013
	Panhandle Eastern Pipeline Co., L.P. 8.125%, due 6/1/19	2,037,000	2,499,969
	Plains All American Pipeline, L.P./PAA Finance Corp. 5.00%, due 2/1/21	2,037,000	2,253,800
	Regency Energy Partners, L.P./Regency Energy Finance Corp. 6.875%, due 12/1/18	1,750,000	1,898,750
	Targa Resources Partners, L.P./Targa Resources Partners Finance Corp. 7.875%, due 10/15/18	1,170,000	1,257,750
			11,588,347
	Real Estate Investment Trusts 0.3%
	Host Hotels & Resorts, L.P. 5.875%, due 6/15/19	1,000,000	1,062,500

	Retail 1.6%
	AmeriGas Partners, L.P./AmeriGas Finance Corp. 6.50%, due 5/20/21 (h)	1,553,000	1,541,353
	CVS Caremark Corp.
	4.75%, due 5/18/20	2,445,000	2,781,168
	5.789%, due 1/10/26 (c)(g)	84,085	88,307
	Ferrellgas L.P./Ferrellgas Finance Corp. 9.125%, due 10/1/17	591,000	620,550
	Inergy LP/Inergy Finance Corp. 7.00%, due 10/1/18	1,630,000	1,585,175
			6,616,553
	Semiconductors 0.2%
	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (c)	734,000	801,895

	Software 0.4%
	Fidelity National Information Services, Inc. 7.625%, due 7/15/17 (h)	1,549,000	1,696,155

	Telecommunications 4.0%
	CommScope, Inc. 8.25%, due 1/15/19 (c)	2,930,000	3,047,200
	Crown Castle International Corp. 7.125%, due 11/1/19	2,445,000	2,658,937
	EH Holding Corp. 7.625%, due 6/15/21 (c)	1,695,000	1,788,225
	Frontier Communications Corp. 8.50%, due 4/15/20 (h)	1,489,000	1,474,110
	MetroPCS Wireless, Inc. 7.875%, due 9/1/18	1,386,000	1,462,230
	Nextel Communications, Inc. 5.95%, due 3/15/14 (h)	1,630,000	1,613,700
	Sprint Capital Corp.
	6.90%, due 5/1/19	612,000	521,730
	8.75%, due 3/15/32	3,760,000	3,158,400
	Viasat, Inc. 8.875%, due 9/15/16	1,330,000	1,369,900
			17,094,432
	Transportation 0.4%
	PHI, Inc. 8.625%, due 10/15/18	669,000	675,690
	RailAmerica, Inc. 9.25%, due 7/1/17	1,026,000	1,141,425
			1,817,115
	Total Corporate Bonds (Cost $270,443,418)		274,480,406

	Foreign Bonds 2.6%
	Cayman Islands 0.0%‡
	Government of the Cayman Islands 5.95%, due 11/24/19 (c)	200,000	210,500

	Colombia 0.1%
	Republic of Colombia 7.375%, due 3/18/19	200,000	254,200

	El Salvador 0.1%
	Republic of El Salvador
	7.65%, due 6/15/35	163,000	168,298
	8.25%, due 4/10/32 (c)	163,000	178,892
			347,190
	France 0.5%
	Societe Generale S.A. 5.75%, due 12/31/49 (a)	£1,500,000	2,221,881

	Germany 0.3%
	HSH Nordbank A.G. 4.375%, due 2/14/17 (a)	€612,000	484,319
	IKB Deutsche Industriebank A.G. 4.50%, due 7/9/13	734,000	762,326
			1,246,645
	Indonesia 0.1%
	Republic of Indonesia 5.875%, due 3/13/20 (c)	$300,000	342,000

	Liberia 0.2%
	Royal Caribbean Cruises, Ltd. Series Reg S 5.625%, due 1/27/14	€525,000	686,726

	Philippines 0.1%
	Republic of Philippines 6.50%, due 1/20/20	$300,000	359,250

	Turkey 0.0%‡
	Republic of Turkey 5.125%, due 3/25/22	200,000	190,500

	Ukraine 0.1%
	Ukraine Government 7.65%, due 6/11/13 (c)	400,000	388,000

	United Kingdom 1.1%
	EGG Banking PLC
	6.875%, due 12/29/21 (a)	£530,000	762,311
	7.50%, due 12/31/49 (a)	1,997,000	2,863,655
	Rexam PLC 6.75%, due 6/29/67 (a)	€978,000	1,237,696
			4,863,662
	Total Foreign Bonds (Cost $11,514,079)		11,110,554

	Loan Assignments & Participations 6.5% (k)
	Aerospace & Defense 0.4%
	Hawker Beechcraft Acquisition Co. LLC
	LC Facility Deposits 2.579%, due 3/26/14	$128,238	99,751
	Term Loan 2.579%, due 3/26/14	2,073,790	1,613,112
			1,712,863
	Airlines 0.4%
	U.S. Airways Group, Inc. Term Loan 2.77%, due 3/21/14	1,972,222	1,775,986

	Auto Manufacturers 0.6%
	Allison Transmission, Inc. Term Loan B 2.79%, due 8/7/14	963,518	952,438
	Federal-Mogul Corp.
	Term Loan C 2.22%, due 12/28/15	530,863	507,240
	Term Loan B 2.235%, due 12/29/14	1,040,492	994,190
			2,453,868
	Beverage, Food & Tobacco 0.4%
	Del Monte Corp. Term Loan 4.50%, due 3/8/18	1,791,000	1,745,777

	Buildings & Real Estate 0.2%
	Realogy Corp.
	Extended Letter of Credit 4.526%, due 10/10/16	121,003	112,594
	Extended Term Loan 4.691%, due 10/10/16	852,913	793,635
			906,229
	Chemicals 0.2%
	PQ Corp. Term Loan B 3.52%, due 7/30/14	768,808	740,939

	Electric 0.2%
	Calpine Corp New Term Loan 4.50%, due 4/2/18	1,091,750	1,082,197

	Finance - Consumer Loans 0.4%
¤	Springleaf Finance Corp. Term Loan 5.50%, due 5/10/17	2,000,000	1,860,000

	Healthcare, Education & Childcare 0.3%
	Community Health Systems, Inc.
	Non Extended Term Loan 2.755%, due 7/25/14	119,991	118,358
	Extended Term Loan B 3.958%, due 1/25/17	57,237	56,307
	Warner Chilcott Co., LLC New Term Loan B2 4.25%, due 3/15/18	226,857	226,693
	Warner Chilcott Corp. New Term Loan B1 4.25%, due 3/15/18	453,714	453,387
	WC Luxco S.A.R.L. New Term Loan B3 4.25%, due 3/15/18	311,929	311,704
			1,166,449
	Hotels, Restaurants & Leisure 0.7%
	Caesars Entertainment Operating Co. Extended Term Loan 4.526%, due 1/26/18	3,500,000	2,988,125

	Machinery 0.2%
	Edwards (Cayman Islands II), Ltd. Term Loan B 5.50%, due 5/31/16	990,000	951,019

	Media 0.4%
	Charter Communications Operating LLC Extended Term Loan C 3.83%, due 9/6/16	86,370	85,740
¤	Clear Channel Communications, Inc.
	Term Loan B 3.92%, due 1/28/16	979,728	781,890
	Delayed Draw Term Loan 2 3.92%, due 1/29/16	964,025	713,378
			1,581,008
	Metals & Mining 0.2%
	Walter Energy, Inc. Term Loan B 4.00%, due 4/2/18	952,259	947,838

	Mining, Steel, Iron & Non-Precious Metals 0.4%
	Novelis, Inc. Term Loan 3.75%, due 3/10/17	1,584,000	1,576,872

	Oil & Gas 0.7%
	MEG Energy Corp. New Term Loan B 4.00%, due 3/16/18	2,992,500	2,986,195

	Support Services 0.3%
	Hertz Corp. (The)
	New Synthetic LC 3.75%, due 3/9/18	100,000	94,500
	Term Loan B 3.75%, due 3/9/18	992,500	988,984
			1,083,484
	Telecommunications 0.5%
	Intelsat Jackson Holdings S.A. Tranche B Term Loan 5.25%, due 4/2/18	1,191,000	1,191,744
	MetroPCS Wireless, Inc. Tranche B3 4.063%, due 3/16/18	990,013	979,700
			2,171,444
	Total Loan Assignments & Participations (Cost $28,609,982)		27,730,293

	Mortgage-Backed Securities 0.2%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.2%
	Banc of America Commercial Mortgage, Inc.
	Series 2005-J, Class 1A1 2.737%, due 11/25/35 (l)	506,032	378,030
	Series 2005-5, Class A2 5.001%, due 10/10/45	13,254	13,262
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.506%, due 12/25/36 (a)(c)(f)	65,175	43,447
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)	297,263	259,238
	WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A1 2.304%, due 11/25/36 (l)	248,156	167,756
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.738%, due 7/25/36 (l)	313,886	228,245

	Total Mortgage-Backed Securities (Cost $1,276,668)		1,089,978

	Municipal Bonds 0.5%
	New York 0.3%
	New York City Industrial Development Agency Special Facilities Revenue, JFK International Airport, American Airlines Project Series A 8.00%, due 8/1/12 (d)	1,430,000	1,318,432

	Oklahoma 0.2%
	Tulsa Airports Improvement Trust Revenue Series A 7.75%, due 6/1/35 (d)	720,000	552,434

	West Virginia 0.0%‡
	Tobacco Settlement Finance Authority of West Virginia 7.467%, due 6/1/47	100,000	74,055

	Total Municipal Bonds (Cost $2,298,043)		1,944,921

	U.S. Government & Federal Agencies 4.0%
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	6.00%, due 8/15/32	1	1
	Overseas Private Investment Corporation 0.3%
	5.142%, due 12/15/23	955,473	1,113,509
¤	United States Treasury Bonds 1.8%
	3.50%, due 2/15/39	464,500	519,297
	3.75%, due 8/15/41	5,913,600	6,893,962
			7,413,259
	United States Treasury Notes 0.1%
	2.125%, due 8/15/21	70,000	72,258
	2.375%, due 10/31/14	122,300	129,275
	4.75%, due 8/15/17	65,200	79,024
	4.875%, due 8/15/16	220,000	262,144
			542,701
¤	United States Treasury Inflation Indexed Note 1.8%
	1.25%, due 7/15/20	6,761,993	7,831,233

	Total U.S. Government & Federal Agencies (Cost $15,802,671)		16,900,703

	Yankee Bonds 11.3% (m)
	Banks 1.5%
	Bangkok Bank PCL 4.80%, due 10/18/20 (c)	250,000	253,466
	Barclays Bank PLC 5.14%, due 10/14/20	2,037,000	1,952,173
	Mizuho Capital Investment, Ltd. 14.95%, due 12/31/49 (a)(c)	1,092,000	1,318,634
	Royal Bank of Scotland Group PLC 6.40%, due 10/21/19	856,000	880,315
	Royal Bank of Scotland PLC (The) 6.125%, due 1/11/21	2,037,000	2,189,247
			6,593,835
	Building Materials 0.5%
	Corporacion GEO SAB de C.V. 8.875%, due 9/25/14 (c)	500,000	500,000
	Holcim U.S. Finance Sarl & Cie SCS 6.00%, due 12/30/19 (c)	1,630,000	1,700,274
			2,200,274
	Electric 0.3%
	Centrais Eletricas Brasileiras S.A. 6.875%, due 7/30/19 (c)	400,000	455,400
	Intergen N.V. 9.00%, due 6/30/17 (c)	685,000	726,100
	Majapahit Holding B.V. 8.00%, due 8/7/19 (c)	200,000	239,000
			1,420,500
	Engineering & Construction 0.6%
	BAA Funding, Ltd. 4.875%, due 7/15/21 (c)	2,575,000	2,593,543

	Food 0.7%
	Grupo Bimbo SAB de C.V. 4.50%, due 1/25/22 (c)	2,504,000	2,555,678
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (c)	650,000	633,750
			3,189,428
	Forest Products & Paper 0.1%
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (c)	815,000	383,050

	Gas 0.1%
	Grupo Petrotemex S.A. de C.V. 9.50%, due 8/19/14 (c)	400,000	436,000

	Insurance 0.3%
	Oil Insurance, Ltd. 3.563%, due 12/29/49 (a)(c)	652,000	586,669
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(c)	571,000	513,596
			1,100,265
	Iron & Steel 0.7%
	APERAM 7.375%, due 4/1/16 (c)	3,260,000	2,852,500

	Leisure Time 0.2%
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18	675,000	729,000

	Machinery - Construction & Mining 0.4%
	Boart Longyear Management Pty, Ltd. 7.00%, due 4/1/21 (c)	1,606,000	1,678,270

	Mining 2.4%
	Novelis, Inc.
	8.375%, due 12/15/17	734,000	805,565
	8.75%, due 12/15/20	1,223,000	1,366,702
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	1,298,000	1,806,341
	Teck Resources, Ltd. 10.75%, due 5/15/19	1,000,000	1,222,451
	Vedanta Resources PLC 8.25%, due 6/7/21 (c)	2,565,000	2,077,650
	Xstrata Finance Canada, Ltd. 5.80%, due 11/15/16 (c)	2,526,000	2,819,640
			10,098,349
	Oil & Gas 2.2%
	CITIC Resources Finance, Ltd. 6.75%, due 5/15/14 (c)	200,000	204,000
	ENI S.p.A. 4.15%, due 10/1/20 (c)	1,630,000	1,641,260
	MEG Energy Corp. 6.50%, due 3/15/21 (c)	1,862,000	1,945,790
	OGX Petroleo e Gas Participacoes S.A. 8.50%, due 6/1/18 (c)	2,115,000	2,184,795
	Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, due 8/14/19 (c)	325,000	385,938
	Precision Drilling Corp.
	6.50%, due 12/15/21 (c)	643,000	660,682
	6.625%, due 11/15/20 (h)	1,630,000	1,711,500
	TNK-BP Finance S.A. 7.875%, due 3/13/18 (c)	400,000	447,000
			9,180,965
	Oil & Gas Services 0.6%
	Cie Generale de Geophysique - Veritas
	6.50%, due 6/1/21	600,000	597,000
	9.50%, due 5/15/16	1,675,000	1,821,563
			2,418,563
	Packaging & Containers 0.2%
	Ardagh Packaging Finance PLC 9.125%, due 10/15/20 (c)	1,000,000	1,020,000

	Telecommunications 0.2%
	Intelsat Luxembourg S.A. 11.25%, due 2/4/17	815,000	823,150

	Transportation 0.3%
	CHC Helicopter S.A. 9.25%, due 10/15/20 (c)	1,100,000	1,080,750
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (c)	500,000	425,000
			1,505,750
	Total Yankee Bonds (Cost $48,710,227)		48,223,442

	Total Long-Term Bonds (Cost $412,732,374)		412,863,020

		Shares	Value
	Common Stocks 0.7%
	Aerospace & Defense 0.0%‡
	Triumph Group, Inc.	1,340	83,844

	Auto Manufacturers 0.3%
	General Motors Co. (i)	45,730	1,098,435

	Banks 0.3%
	CIT Group, Inc. (i)	6,479	247,109
	Citigroup, Inc.	41,400	1,271,808
			1,518,917
	Biotechnology 0.0%‡
	Life Technologies Corp. (i)	1,000	48,430

	Building Materials 0.0%‡
	Nortek, Inc. (i)	225	6,188
	U.S. Concrete, Inc. (f)(i)	19,613	78,452
			84,640
	Media 0.0%‡
	Adelphia Contingent Value Vehicle (f)(g)(i)	100,330	1,003

	Oil & Gas Services 0.1%
	Core Laboratories N.V	2,815	299,037

	Total Common Stocks (Cost $4,117,846)		3,134,306

	Convertible Preferred Stocks 1.6%
	Auto Manufacturers 0.0%‡
	General Motors Co. 4.75%	3,750	150,225

	Auto Parts & Equipment 0.1%
	Goodyear Tire & Rubber Co. (The) 5.87%	5,900	271,164

	Banks 0.6%
¤	Bank of America Corp. 7.25% Series L	781	719,668
	Citigroup, Inc. 7.50%	8,700	806,142
	Wells Fargo & Co. 7.50% Series L	800	876,000
			2,401,810
	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. 6.30%	5,600	661,864

	Insurance 0.1%
	Hartford Financial Services Group, Inc. 7.25%	16,100	331,982
	MetLife, Inc. 5.00%	4,275	292,880
			624,862
	Leisure Time 0.0%‡
	Callaway Golf Co. 7.50%	200	21,210

	Media 0.1%
	Nielsen Holdings N.V. 6.25%	5,300	299,119

	Oil & Gas 0.5%
	Apache Corp. 6.00%	21,600	1,240,488
	Chesapeake Energy Corp. (c) 5.75%	800	791,223
			2,031,711
	Telecommunications 0.1%
	Crown Castle International Corp. 6.25%	3,700	242,350

	Total Convertible Preferred Stocks (Cost $7,736,510)		6,704,315

		Number of Warrants	Value
	Warrants 0.2%
	Auto Manufacturers 0.2%
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (i)	34,575	523,120
	Strike Price $18.33 Expires 7/10/19 (i)	34,575	360,963
			884,083
	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/19/12 (f)(g)(i)	11	0 (n)
	Unsecured Debt Expires 12/19/12 (f)(g)(i)	11	0 (n)
			0 (n)
	Total Warrants (Cost $1,526,502)		884,083

		Principal Amount	Value
	Short-Term Investment 1.2%
	Repurchase Agreement 1.2%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $5,066,381 (Collateralized by United States Treasury and Government Agency securities with rates between 0.75% and 1.625% and maturity dates between 11/21/12 and 8/15/13, with a Principal Amount of $5,095,000 and a Market Value of $5,171,378)	$5,066,380	5,066,380

	Total Short-Term Investment (Cost $5,066,380)		5,066,380

	Total Investments, Before Investments Sold Short (Cost $431,179,612) (q)	100.8%	428,652,104

	Long-Term Bonds Sold Short (2.4%)
	Corporate Bonds Sold Short (2.4%)
	Entertainment (0.7%)
	AMC Entertainment, Inc. 9.75%, due 12/1/20	(3,175,000)	(3,135,312)

	Apparel (1.7%)
	Levi Strauss & Co. 7.625%, due 5/15/20	(6,800,000)	(7,106,000)

	Total Investments Sold Short (Proceeds $10,161,096)	(2.4)%	(10,241,312)

	Total Investments, Net of Investments Sold Short (Cost $421,018,516)	98.4	418,410,792
	Other Assets, Less Liabilities	1.6	6,761,365
	Net Assets	100.0%	$425,172,157

		Contracts Long	Unrealized Appreciation (Depreciation)(o)
	Futures Contracts (0.1%)
	United States Treasury Bond March 2012 (30 Year) (p)	160	$258,350
	Total Futures Contracts Long (Settlement Value $23,270,000)		$258,350

		Contracts Short
	United States Treasury Notes March 2012 (5 Year) (p)	(580)	$(789,875)

	Total Futures Contracts Short (Settlement Value $71,947,188)		$(789,875)

	Total Futures Contracts (Settlement Value $48,677,188)		$(531,525)

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect at January 31, 2012.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities at January 31, 2012 is $6,553,637, which represents 1.5% of the Fund's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Issue in default.
(e)	Restricted security.
(f)	Illiquid security. The total market value of these securities at January 31, 2012 is $281,007, which represents 0.1% of the Fund's net assets.
(g)	Fair valued security. The total market value of these securities at January 31, 2012 is $247,415, which represents 0.1% of the Fund's net assets.
(h)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(i)	Non-income producing security.
(j)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(k)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2012. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(l)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at January 31, 2012.
(m)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(n)	Less than one dollar.
(o)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2012.
(p)	At January 31, 2012, cash in the amount of $191,500 is on deposit with broker for futures transactions.
(q)	At January 31, 2012, cost is $431,257,435 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$12,019,285
Gross unrealized depreciation	(14,624,616)
Net unrealized depreciation	$(2,605,331)

The following abbreviations are used in the above portfolio:
€	-Euro
£	-British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets and liabilities. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$11,114,671	$—		$11,114,671
Convertible Bonds (b)	—	20,268,001	51		20,268,052
Corporate Bonds (c)	—	274,234,045	246,361		274,480,406
Foreign Bonds	—	11,110,554	—		11,110,554
Loan Assignments & Participations	—	27,730,293	—		27,730,293
Mortgage-Backed Securities	—	1,089,978	—		1,089,978
Municipal Bonds	—	1,944,921	—		1,944,921
U.S. Government & Federal Agencies	—	16,900,703	—		16,900,703
Yankee Bonds	—	48,223,442	—		48,223,442
Total Long-Term Bonds	—	412,616,608	246,412		412,863,020
Common Stocks (d)	3,133,303	—	1,003		3,134,306
Convertible Preferred Stocks	6,704,315	—	—		6,704,315
Warrants (e)	884,083	—	0	(e)	884,083
Short-Term Investment
Repurchase Agreement	—	5,066,380	—		5,066,380
Total Investments in Securities	10,721,701	417,682,988	247,415		428,652,104
Other Financial Instruments
Futures Contracts Long (f)	258,350	—	—		258,350
Foreign Currency Forward Contracts (g)	—	3,478	—		3,478
Total Other Financial Instruments	258,350	3,478	—		261,828
Total Investments in Securities and Other Financial Instruments	$10,980,051	$417,686,466	$247,415		$428,913,932

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(10,241,312)	$—	$(10,241,312)
Total Investments in Securities Sold Short	—	(10,241,312)	—	(10,241,312)
Other Financial Instruments
Futures Contracts Short (f)	(789,875)	—	—	(789,875)
Foreign Currency Forward Contracts (g)	—	(174,301)	—	(174,301)
Total Other Financial Instruments	(789,875)	(174,301)	—	(964,176)
Total Investments in Securities Sold Short and Other Financial Instruments	$(789,875)	$(10,415,613)	$—	$(11,205,488)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 security valued at $51 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.
(c)	The Level 3 securities valued at $125,189, $2,640, $30,225 and $88,307 are held in Auto Manufacturers, Commercial Services, Entertainment and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(d)	The Level 3 security valued at $1,003 is held in Media within the Common Stocks section of the Portfolio of Investments.
(e)	The Level 3 securities valued at less than one dollar are held in Media within the Warrants section of the Portfolio of Investments.
(f)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
(g)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the table of foreign currency forward contracts.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2012		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2012
Long-Term Bonds
Convertible Bonds
Internet	$50		$-	$-	$1	$-	$-	$-	$-	$51		$1
Corporate Bonds
Auto Manufacturers	140,584		-	-	(15,395)	-	-	-	-	125,189		(15,395)
Commercial Services	2,640		-	-	-	-	-	-	-	2,640		-
Entertainment	33,545		294	539	589	-	(4,742)	-	-	30,225		(294)
Retail	88,676		(26)	(27)	689	-	(1,005)	-	-	88,307		705
Loan Assignments & Participations
Machinery	521		(5,071)	(125,173)	129,723	-	-	-	-	-		-
Yankee Bonds
Food	70		-	(93,028)	92,958	-	-	-	-	-		-
Common Stocks	-
Media	1,003		-	-	-	-	-	-	-	1,003		-
Warrants
Media	0	(a)	-	-	-	-	-	-	-	-	(a)	-
Total	$267,089		$(4,803)	$(217,689)	$208,565	$-	$(5,747)	$-	$-	$247,415		$(14,983)

(a) Less than one dollar.

As of January 31, 2012, the Fund held the following foreign currency forward contracts:

	Counterparty		Contract Amount Purchased	Contract Amount Sold		Unrealized Appreciation (Depreciation)
Foreign Currency Buy Contracts:
Pound Sterling vs. U.S. Dollar, expiring 3/8/12	JPMorgan Chase Bank	GBP	950,000	USD	1,493,115	USD	3,478
			Contract Amount Sold	Contract Amount Purchased
Foreign Currency Sale Contracts:
Euro vs. U.S. Dollar, expiring 3/8/12	JPMorgan Chase Bank	EUR	5,740,000		7,445,871		(62,903)
Pound Sterling vs. U.S. Dollar, expiring 3/8/12	JPMorgan Chase Bank	GBP	5,642,000		8,776,791		(111,398)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						USD	(170,823)

As of January 31, 2012, the Fund held the following foreign currencies:

		Currency		Cost		Value
Canadian Dollar	CAD	2	USD	2	USD	2
Euro	EUR	157,793		205,423		206,402
Pound Sterling	GBP	4,287		6,671		6,755
Total			USD	212,096	USD	213,159

As of January 31, 2012, the Fund held the following restricted securitiy:

	Date of	Principal		1/31/12	Percent of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75% due 12/31/49	7/25/01	$504,238	$8,348	$51	0.0	%‡
‡ Less than one-tenth of a percent.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Global High Income Fund
Portfolio of Investments ††† January 31, 2012 (Unaudited)
		Principal Amount		Value
	Long-Term Bonds 96.2%†
	Corporate Bonds 36.3%
	Bermuda 0.5%
	CITIC Resources Finance, Ltd. 6.75%, due 5/15/14 (a)		$1,475,000	$1,504,500

	Brazil 1.9%
	CSN Resources S.A. 6.50%, due 7/21/20 (a)		1,500,000	1,587,000
	Itau Unibanco Holding S.A. 6.20%, due 4/15/20 (a)		2,000,000	2,072,500
	OGX Petroleo e Gas Participacoes S.A. 8.50%, due 6/1/18 (a)		2,250,000	2,324,250
				5,983,750
	Cayman Islands 5.0%
	Banco Bradesco S.A. 5.90%, due 1/16/21 (a)		3,000,000	3,090,000
	Braskem Finance, Ltd. 7.00%, due 5/7/20 (a)		3,000,000	3,247,500
	CCL Finance, Ltd. 9.50%, due 8/15/14 (a)		2,500,000	2,818,750
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (a)		3,000,000	2,925,000
	Odebrecht Finance, Ltd.
	6.00%, due 4/5/23 (a)		500,000	503,350
	7.00%, due 4/21/20 (a)		3,000,000	3,247,500
				15,832,100
	Chile 1.7%
	Empresa Nacional del Petroleo 5.25%, due 8/10/20 (a)		2,000,000	2,163,368
	Inversiones CMPC S.A. 4.75%, due 1/19/18 (a)		3,000,000	3,140,760
				5,304,128
	Colombia 1.2%
	Ecopetrol S.A. 7.625%, due 7/23/19		3,000,000	3,615,000

	France 1.0%
	Societe Generale S.A. 5.75%, due 3/29/49 (b)		£2,175,000	3,221,728

	Kazakhstan 2.7%
¤	KazMunayGas National 11.75%, due 1/23/15 (a)		$7,000,000	8,487,500

	Luxembourg 2.8%
	ALROSA Finance S.A. 7.75%, due 11/3/20 (a)		1,500,000	1,550,625
	Gaz Capital S.A. for Gazprom Series Reg S 9.25%, due 4/23/19		6,000,000	7,368,000
				8,918,625
	Mexico 3.7%
	Controladora Mabe S.A. C.V
	7.875%, due 10/28/19 (a)		1,600,000	1,672,000
	7.875%, due 10/28/19		1,160,000	1,212,200
	Grupo Bimbo SAB de C.V. 4.50%, due 1/25/22 (a)		3,000,000	3,061,914
	Grupo Petrotemex S.A. de C.V. 9.50%, due 8/19/14 (a)		1,500,000	1,635,000
	Petroleos Mexicanos 6.50%, due 6/2/41 (a)		1,000,000	1,105,000
	Urbi Desarrollos Urbanos SAB de C.V. 9.75%, due 2/3/22 (a)		3,000,000	3,007,500
				11,693,614
	Netherlands 4.3%
	Kazakhstan Temir Zholy Finance B.V. 6.375%, due 10/6/20 (a)		1,000,000	1,070,000
	Lukoil International Finance B.V. 7.25%, due 11/5/19 (a)		2,000,000	2,197,500
¤	Majapahit Holding B.V. 8.00%, due 8/7/19 (a)		8,300,000	9,918,500
	WPE International Cooperatief UA 10.375%, due 9/30/20 (a)		500,000	470,000
				13,656,000
	Qatar 1.4%
	Qatari Diar Finance QSC 5.00%, due 7/21/20 (a)		4,000,000	4,260,000

	Republic of Korea 2.9%
	Export-Import Bank of Korea 4.375%, due 9/15/21		2,000,000	1,972,282
	Korea Finance Corp. 4.625%, due 11/16/21		3,000,000	2,981,385
	Korea Gas Corp. 6.25%, due 1/20/42 (a)		2,000,000	2,100,712
	National Agricultural Cooperative Federation 3.50%, due 2/8/17 (a)		2,000,000	1,962,894
				9,017,273
	Russia 0.7%
	Novatek Finance, Ltd. 6.604%, due 2/3/21 (a)		2,000,000	2,097,500

	Thailand 1.2%
	Bangkok Bank PCL 4.80%, due 10/18/20 (a)		3,750,000	3,801,994

	Trinidad and Tobago 1.1%
	Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, due 8/14/19 (a)		2,840,000	3,372,500

	United Arab Emirates 1.0%
	Abu Dhabi National Energy Co. 6.25%, due 9/16/19 (a)		3,000,000	3,273,750

	United Kingdom 0.7%
	Vedanta Resources PLC 8.25%, due 6/7/21 (a)		2,750,000	2,227,500

	United States 2.5%
	AES Corp. (The) 8.00%, due 10/15/17		3,000,000	3,367,500
	AgriBank FCB 9.125%, due 7/15/19		2,300,000	3,000,258
	Frontier Communications Corp. 8.75%, due 4/15/22		1,500,000	1,485,000
				7,852,758
	Total Corporate Bonds (Cost $109,050,578)			114,120,220

	Government & Federal Agencies 59.9%
	Argentina 2.7%
¤	Republic of Argentina
	2.50%, due 12/31/38		17,360,000	6,770,400
	8.28%, due 12/31/33		2,000,715	1,605,574
				8,375,974
	Barbados 0.6%
	Barbados Government 7.00%, due 8/4/22 (a)		2,000,000	1,985,000

	Belize 0.5%
	Belize Government Series Reg S 6.00%, due 2/20/29		2,500,000	1,412,500

	Bermuda 1.4%
	Government of Bermuda 5.603%, due 7/20/20 (a)		4,000,000	4,447,640

	Brazil 2.9%
	Brazil Notas do Tesouro Nacional Series F 10.00%, due 1/1/14	B$	10,210,000	5,885,149
	Federal Republic of Brazil 4.875%, due 1/22/21		$3,000,000	3,375,000
				9,260,149

	Cayman Islands 2.3%
	Government of the Cayman Islands 5.95%, due 11/24/19 (a)		7,000,000	7,367,500

	Colombia 3.3%
¤	Republic of Colombia 4.375%, due 7/12/21		9,500,000	10,212,500

	Croatia 0.7%
	Republic of Croatia
	6.375%, due 3/24/21 (a)		1,000,000	922,500
	6.625%, due 7/14/20 (a)		1,500,000	1,417,500
				2,340,000
	Dominican Republic 1.1%
	Dominican Republic Series Reg S 7.50%, due 5/6/21		3,500,000	3,575,250

	El Salvador 2.4%
	Republic of El Salvador
	Series Reg S 7.375%, due 12/1/19 (a)		3,000,000	3,240,000
	7.65%, due 6/15/35		2,450,000	2,529,625
	8.25%, due 4/10/32 (a)		1,550,000	1,701,125
				7,470,750
	Gabon 0.8%
	Gabonese Republic 8.20%, due 12/12/17 (a)		2,200,000	2,524,500

	Ghana 0.9%
	Republic of Ghana Series Reg S 8.50%, due 10/4/17		2,500,000	2,762,500

	Indonesia 3.5%
¤	Republic of Indonesia
	4.875%, due 5/5/21 (a)		8,000,000	8,600,000
	6.625%, due 2/17/37 (a)		2,000,000	2,440,000
				11,040,000
	Jamaica 0.2%
	Jamaica Government 8.00%, due 6/24/19		650,000	637,000

	Lebanon 2.1%
	Lebanon Government International Bond Series Reg S 6.00%, due 5/20/19		6,500,000	6,752,200

	Lithuania 1.1%
	Republic of Lithuania 5.125%, due 9/14/17 (a)		3,500,000	3,447,500

	Mexico 3.0%
¤	United Mexican States 7.25%, due 12/15/16	M$	111,250,000	9,335,044

	Nigeria 0.7%
	Nigeria Government International Bond Series Reg S 6.75%, due 1/28/21		$2,000,000	2,100,000

	Panama 2.9%
¤	Republic of Panama
	6.70%, due 1/26/36		3,058,000	3,898,950
	9.375%, due 4/1/29		3,252,000	5,138,160
				9,037,110
	Peru 2.5%
	Republic of Peru 7.35%, due 7/21/25		6,000,000	7,980,000

	Philippines 5.9%
¤	Republic of Philippines
	4.00%, due 1/15/21		3,500,000	3,596,250
	4.95%, due 1/15/21	PHP	100,000,000	2,433,835
	8.375%, due 6/17/19		$4,000,000	5,270,000
	9.50%, due 2/2/30		4,660,000	7,263,775
				18,563,860
	Republic of Korea 1.6%
	Korea Housing Finance Corp. 3.50%, due 12/15/16 (a)		5,000,000	5,030,820

	Senegal 0.4%
	Republic of Senegal 8.75%, due 5/13/21 (a)		1,250,000	1,240,625

	South Africa 1.9%
	Eskom Holdings, Ltd. 5.75%, due 1/26/21 (a)		2,500,000	2,612,500
	Republic of South Africa 5.50%, due 3/9/20		3,000,000	3,322,500
				5,935,000
	Sri Lanka 1.0%
	Republic of Sri Lanka 6.25%, due 10/4/20 (a)		3,000,000	2,992,500

	Turkey 5.0%
¤	Republic of Turkey
	5.125%, due 3/25/22		1,800,000	1,714,500
	6.00%, due 1/14/41		5,000,000	4,687,500
	7.375%, due 2/5/25		6,225,000	7,003,125
	16.00%, due 3/7/12	YTL	4,050,000	2,290,711
				15,695,836
	Ukraine 2.3%
	Financing of Infrastructural Projects State Enterprise 8.375%, due 11/3/17 (a)		$2,000,000	1,650,000
	Ukraine Government
	7.65%, due 6/11/13 (a)		3,000,000	2,910,000
	7.75%, due 9/23/20 (a)		3,000,000	2,625,000
				7,185,000
	Uruguay 1.3%
	Republic of Uruguay 8.00%, due 11/18/22		3,000,000	4,086,000

	Venezuela 4.2%
¤	Republic of Venezuela
	6.00%, due 12/9/20		7,800,000	5,128,500
	Series Reg S 9.25%, due 5/7/28		11,095,000	8,210,300
				13,338,800
	Vietnam 0.7%
	Socialist Republic of Vietnam 6.75%, due 1/29/20 (a)		2,000,000	2,055,000

	Total Government & Federal Agencies (Cost $176,897,037)			188,186,558

	Total Long-Term Bonds (Cost $285,947,615)			302,306,778

	Short-Term Investment 2.9%
	Repurchase Agreement 2.9%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $9,148,369 (Collateralized by a Federal National Mortgage Association security with a rate of 0.75% and a maturity date of 9/8/14, with a Principal Amount of $9,275,000 and a Market Value of $9,334,341)		9,148,366	9,148,366

	Total Short-Term Investment (Cost $9,148,366)			9,148,366

	Total Investments (Cost $295,095,981) (c)		99.1%	311,455,144
	Other Assets, Less Liabilities		0.9	2,895,907
	Net Assets		100.0%	$314,351,051

¤	Among the Fund's 10 largest issuers held, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect at January 31, 2012.
(c)	At January 31, 2012, cost is $295,095,981 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$20,167,525
Gross unrealized depreciation	(3,808,362)
Net unrealized appreciation	$16,359,163

The following abbreviations are used in the above portfolio:
£	-British Pound Sterling
B$	-Brazilian Real
M$	-Mexican Peso
PHP	-Philippine Peso
YTL	-Turkish Lira

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$114,120,220	$—	$114,120,220
Government & Federal Agencies	—	188,186,558	—	188,186,558
Total Long-Term Bonds	—	302,306,778	—	302,306,778
Short-Term Investment
Repurchase Agreement	—	9,148,366	—	9,148,366
Total Investments in Securities	—	311,455,144	—	311,455,144
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	246,591	—	246,591
Total Investments in Securities and Other Financial Instruments	$—	$311,701,735	$—	$311,701,735

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the table of foreign currency forward contracts.

The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2012
Long-Term Bonds
Corporate Bonds
Cayman Islands	$280	$37,170	$(372,048)	$334,598	$-	$-	$-	$-	$-	$334,598
Total	$280	$37,170	$(372,048)	$334,598	$-	$-	$-	$-	$-	$334,598

As of January 31, 2012, the Fund held the following foreign currency forward contracts:
	Counterparty		Contract Amount Purchased	Contract Amount Sold		Unrealized Appreciation (Depreciation)
Foreign Currency Buy Contracts:
Indonesian Rupiah vs. U.S. Dollar, expiring 2/9/12	HSBC Bank USA	IDR	34,000,000,000	USD	3,694,046	USD	85,397
Malaysian Ringgit vs. U.S. Dollar, expiring 2/3/12	JPMorgan Chase Bank	MYR	12,000,000		3,783,579		161,194
Net unrealized appreciation (depreciation) on foreign currency forward contracts						USD	246,591

As of January 31, 2012, the Fund held the following foreign currencies:
			Currency		Cost		Value
Australian Dollar		AUD	1,108	USD	991	USD	1,177
Euro		EUR	70		95		91
Total				USD	1,086	USD	1,268

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Government Fund
Portfolio of Investments ††† January 31, 2012 (Unaudited)
		Principal Amount	Value
	Long-Term Bonds 99.1%†
	Asset-Backed Securities 1.5%
	Diversified Financial Services 0.4%
	Massachusetts RRB Special Purpose Trust Series 2001-1, Class A 6.53%, due 6/1/15	$1,140,735	$1,186,425

	Home Equity 0.1%
	Citicorp Residential Mortgage Securities, Inc. Series 2006-1, Class A3 5.706%, due 7/25/36 (a)	210,315	210,525

	Utilities 1.0%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	2,525,000	3,094,825

	Total Asset-Backed Securities (Cost $3,906,163)		4,491,775

	Corporate Bonds 5.6%
	Agriculture 1.6%
	Altria Group, Inc. 9.70%, due 11/10/18	3,400,000	4,682,477

	Auto Manufacturers 1.1%
	DaimlerChrysler N.A. Holding Corp. 6.50%, due 11/15/13	2,920,000	3,172,148

	Electric 1.0%
	Great Plains Energy, Inc. 2.75%, due 8/15/13	3,030,000	3,063,263

	Pipelines 0.8%
	Plains All American Pipeline, L.P./PAA Finance Corp. 5.00%, due 2/1/21	2,300,000	2,544,791

	Real Estate Investment Trusts 1.1%
	Duke Realty, L.P. 6.75%, due 3/15/20	2,150,000	2,506,926
	ProLogis, L.P. 7.375%, due 10/30/19	600,000	703,348
			3,210,274
	Total Corporate Bonds (Cost $15,234,546)		16,672,953

	Mortgage-Backed Securities 4.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.5%
	Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A2 5.001%, due 10/10/45	116,901	116,970
	Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class A4 5.405%, due 12/11/40 (b)	1,970,000	2,204,075
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.881%, due 8/25/36 (c)	619,682	516,284
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2006-CD3, Class A5 5.617%, due 10/15/48	710,000	795,503
	Series 2007-CD5, Class A4 5.886%, due 11/15/44 (b)	1,464,000	1,671,152
	DBUBS Mortgage Trust Series 2011-LC2A, Class A2 3.386%, due 7/10/44 (d)	520,000	545,171
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)	620,000	721,915
	GE Capital Commercial Mortgage Corp. Series 2004-C2, Class A4 4.893%, due 3/10/40	1,000,000	1,061,917
	GS Mortgage Securities Corp. II Series 2011-GC5, Class A2 2.999%, due 8/10/44	800,000	833,047
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2011-C4, Class A3 4.106%, due 7/15/46 (d)	1,055,000	1,133,696
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	600,000	635,314
	Merrill Lynch Mortgage Trust Series 2003-KEY1, Class A4 5.236%, due 11/12/35 (b)	950,000	1,006,245
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.59%, due 2/25/42 (b)(d)(e)(f)	1,423,631	1,256,354
	RBSCF Trust Series 2010-MB1, Class A2 3.686%, due 4/15/24 (d)	800,000	844,551

	Total Mortgage-Backed Securities (Cost $12,992,356)		13,342,194

	U.S. Government & Federal Agencies 87.5%
	Fannie Mae (Collateralized Mortgage Obligation) 0.0%‡
	Series 2006-B1, Class AB 6.00%, due 6/25/16	37,008	36,969

	Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) 1.3%
	Series 2003-T1, Class B 4.491%, due 11/25/12	3,865,000	3,959,252

	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.1%
	Series 360, Class 2, IO 5.00%, due 8/1/35 (g)	1,082,802	141,502
	Series 361, Class 2, IO 6.00%, due 10/1/35 (g)	184,225	27,165
			168,667
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 18.2%
	2.376%, due 3/1/35 (b)	64,841	68,289
	3.50%, due 10/1/25	1,143,270	1,211,262
	3.50%, due 11/1/25	5,414,955	5,740,524
	3.536%, due 2/1/37 (b)	113,768	119,957
	4.00%, due 3/1/25	3,485,225	3,730,505
	4.00%, due 7/1/25	1,289,788	1,380,560
	4.00%, due 12/1/40	5,105,592	5,450,982
¤	4.00%, due 2/1/41	8,260,975	8,801,973
¤	4.00%, due 3/1/41	9,533,667	10,182,403
	4.00%, due 4/1/41	920,379	975,961
	4.00%, due 1/1/42	850,000	907,840
	4.50%, due 3/1/41	1,365,342	1,487,729
	4.50%, due 8/1/41	2,148,632	2,317,732
	5.00%, due 1/1/20	385,774	416,257
	5.00%, due 6/1/33	1,845,427	1,997,529
	5.00%, due 8/1/33	1,589,782	1,714,201
	5.00%, due 5/1/36	1,780,257	1,919,026
	5.00%, due 10/1/39	1,981,625	2,180,059
	5.064%, due 6/1/35 (b)	534,416	567,450
	5.50%, due 1/1/21	1,016,605	1,104,561
	5.50%, due 11/1/35	1,128,632	1,246,764
	5.50%, due 11/1/36	347,377	384,909
	6.50%, due 4/1/37	266,855	298,998
			54,205,471
	Federal National Mortgage Association 1.1%
	4.625%, due 5/1/13	2,990,000	3,143,904

	Federal National Mortgage Association (Mortgage Pass-Through Securities) 49.2%
	2.037%, due 11/1/34 (b)	341,876	360,573
	2.356%, due 4/1/34 (b)	688,188	727,371
¤	3.50%, due 11/1/20	6,046,651	6,371,105
	3.50%, due 10/1/25	2,551,302	2,707,816
¤	3.50%, due 11/1/25	18,414,257	19,554,050
	3.50%, due 2/1/41	4,447,791	4,625,920
	3.50%, due 11/1/41	3,558,820	3,711,356
	4.00%, due 9/1/31	4,274,048	4,543,513
	4.00%, due 2/1/41	1,363,013	1,455,762
	4.00%, due 3/1/41	3,501,860	3,752,188
	4.00%, due 10/1/41	840,460	900,540
	4.50%, due 7/1/18	4,986,637	5,356,282
	4.50%, due 11/1/18	3,394,344	3,645,957
	4.50%, due 6/1/23	2,671,883	2,859,922
	4.50%, due 7/1/39	4,251,072	4,651,936
	4.50%, due 9/1/40	2,503,191	2,739,235
	4.50%, due 12/1/40	3,913,275	4,211,357
¤	4.50%, due 1/1/41	5,512,185	6,031,967
	5.00%, due 9/1/17	1,612,011	1,743,925
	5.00%, due 9/1/20	148,744	161,056
	5.00%, due 11/1/33	1,951,627	2,110,159
	5.00%, due 6/1/35	1,904,342	2,059,033
	5.00%, due 10/1/35	909,360	982,944
	5.00%, due 1/1/36	465,845	503,540
	5.00%, due 2/1/36	3,408,488	3,684,296
	5.00%, due 5/1/36	2,375,267	2,567,469
	5.00%, due 6/1/36	645,027	697,121
	5.00%, due 9/1/36	610,408	659,802
	5.00%, due 3/1/40	2,869,960	3,138,963
	5.00%, due 2/1/41	4,153,631	4,600,715
	5.50%, due 1/1/17	115,571	125,895
	5.50%, due 2/1/17	2,505,391	2,728,379
	5.50%, due 6/1/19	1,274,824	1,402,650
	5.50%, due 11/1/19	1,315,956	1,447,906
	5.50%, due 4/1/21	2,182,303	2,379,981
¤	5.50%, due 6/1/33	5,729,169	6,252,739
	5.50%, due 11/1/33	3,136,567	3,423,208
	5.50%, due 12/1/33	3,753,528	4,096,551
	5.50%, due 6/1/34	847,592	925,050
	5.50%, due 12/1/34	444,023	484,601
	5.50%, due 3/1/35	1,528,901	1,668,622
	5.50%, due 12/1/35	445,069	485,465
	5.50%, due 4/1/36	1,525,372	1,663,817
	5.50%, due 9/1/36	417,625	455,790
	5.50%, due 7/1/37	538,278	599,749
	6.00%, due 12/1/16	162,604	174,759
	6.00%, due 11/1/32	863,138	962,120
	6.00%, due 1/1/33	598,910	667,591
	6.00%, due 3/1/33	795,063	886,239
	6.00%, due 9/1/34	228,542	253,037
¤	6.00%, due 8/1/35 TBA (h)	5,300,000	5,814,473
	6.00%, due 9/1/35	2,609,047	2,912,027
	6.00%, due 10/1/35	593,999	662,060
	6.00%, due 6/1/36	1,480,257	1,630,581
	6.00%, due 11/1/36	1,812,831	2,012,791
	6.00%, due 4/1/37	401,595	439,492
	6.50%, due 10/1/31	458,287	524,144
	6.50%, due 2/1/37	219,469	246,892
			146,442,482
	Government National Mortgage Association (Mortgage Pass-Through Securities) 9.4%
	4.00%, due 7/15/39	1,329,820	1,436,327
	4.00%, due 9/20/40	3,605,722	3,902,086
	4.00%, due 1/15/41	3,767,643	4,069,399
	4.00%, due 10/15/41	4,462,714	4,828,507
¤	4.50%, due 5/20/40	5,694,928	6,227,662
	5.00%, due 5/1/38 TBA (h)	1,500,000	1,661,953
	5.50%, due 3/1/36 TBA (h)	2,950,000	3,293,053
	6.00%, due 8/15/32	843,134	956,112
	6.00%, due 12/15/32	406,068	460,607
	6.50%, due 8/15/28	305,426	357,040
	6.50%, due 4/15/31	765,351	892,540
			28,085,286
¤	Overseas Private Investment Corporation 2.6%
	5.142%, due 12/15/23 (i)	6,608,691	7,701,769

	Tennessee Valley Authority 4.3%
	3.875%, due 2/15/21	2,250,000	2,582,230
¤	4.65%, due 6/15/35 (i)	5,605,000	6,568,494
	6.25%, due 12/15/17 (i)	2,980,000	3,806,494
			12,957,218
	United States Treasury Notes 1.3%
	2.00%, due 7/15/14 T.I.P.S. (j)	3,600,630	3,921,875

	Total U.S. Government & Federal Agencies (Cost $245,712,335)		260,622,893

	Total Long-Term Bonds (Cost $277,845,400)		295,129,815

	Short-Term Investment 4.9%
	Repurchase Agreement 4.9%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $14,454,903 (Collateralized by a Federal National Mortgage Association security with a rate of 0.87% and a maturity date of 11/25/14, with a Principal Amount of $14,690,000 and a Market Value of $14,745,088)	14,454,899	14,454,899

	Total Short-Term Investment (Cost $14,454,899)		14,454,899

	Total Investments (Cost $292,300,299) (k)	104.0%	309,584,714
	Other Assets, Less Liabilities	(4.0)	(11,887,210)
	Net Assets	100.0%	$297,697,504

¤	Among the Fund's 10 largest holdings, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities at January 31, 2012 is $210,525, which represents 0.1% of the Fund's net assets.
(b)	Floating rate - Rate shown is the rate in effect at January 31, 2012.
(c)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at January 31, 2012.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Illiquid security. The total market value of this security at January 31, 2012 is $1,256,354, which represents 0.4% of the Fund's net assets.
(f)	Fair valued security. The total market value of this security at January 31, 2012 is $1,256,354, which represents 0.4% of the Fund's net assets.
(g)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2012 is $10,769,479, which represents 3.6% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(i)	United States Government Guaranteed Security.
(j)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	At January 31, 2012, cost is $292,300,299 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$17,560,355
Gross unrealized depreciation	(275,940)
Net unrealized appreciation	$17,284,415

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$4,491,775	$—	$4,491,775
Corporate Bonds	—	16,672,953	—	16,672,953
Mortgage-Backed Securities (b)	—	12,085,840	1,256,354	13,342,194
U.S. Government & Federal Agencies	—	260,622,893	—	260,622,893
Total Long-Term Bonds	—	293,873,461	1,256,354	295,129,815
Short-Term Investment
Repurchase Agreement	—	14,454,899	—	14,454,899
Total Investments in Securities	$—	$308,328,360	$1,256,354	$309,584,714

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 security valued at $1,256,354 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of October 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2012
Long-Term Bonds
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
	$1,281,268	$166	$-	$(25,080)	$-	$-	$-	$-	$1,256,354	$(25,080)
Total	$1,281,268	$166	$-	$(25,080)	$-	$-	$-	$-	$1,256,354	$(25,080)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay High Yield Corporate Bond Fund
Portfolio of Investments January 31, 2012 (Unaudited)
		Principal Amount	Value
	Long-Term Bonds 91.5%†
	Convertible Bonds 0.8%
	Health Care - Products 0.1%
	Bio Rad Labs 8.00%, due 9/15/16	$7,810,000	$8,649,575

	Holding Company - Diversified 0.6%
	Icahn Enterprises, L.P. 4.00%, due 8/15/13 (a)	37,275,000	36,715,874

	Internet 0.0%‡
	At Home Corp. 4.75%, due 12/31/49 (b)(c)(d)(e)	61,533,853	6,154

	Retail 0.1%
	Sonic Automotive, Inc. 5.00%, due 10/1/29	2,500,000	3,443,750

	Telecommunications 0.0%‡
	Alcatel-Lucent USA, Inc. 2.875%, due 6/15/25	2,460,000	2,260,125

	Total Convertible Bonds (Cost $47,625,869)		51,075,478

	Corporate Bonds 79.7%
	Advertising 0.7%
¤	Lamar Media Corp.
	5.875%, due 2/1/22 (f)	10,000,000	10,012,500
	Series B 6.625%, due 8/15/15	147,000	150,675
	Series C 6.625%, due 8/15/15	19,648,000	20,149,752
	7.875%, due 4/15/18	7,490,000	8,182,825
	9.75%, due 4/1/14	9,780,000	11,100,300
			49,596,052
	Aerospace & Defense 1.2%
	AAR Corp. 7.25%, due 1/15/22 (f)	13,190,000	13,222,975
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	4,770,000	4,960,800
	BE Aerospace, Inc. 8.50%, due 7/1/18	9,750,000	10,749,375
	DAE Aviation Holdings, Inc. 11.25%, due 8/1/15 (f)	14,700,000	15,361,500
	TransDigm, Inc. 7.75%, due 12/15/18	32,500,000	35,587,500
			79,882,150
	Airlines 0.0%‡
	Northwest Airlines, Inc. Series 2001-1, Class 1B 7.691%, due 4/1/17	2,922,447	2,863,998

	Apparel 0.4%
	Hanesbrands, Inc. 8.00%, due 12/15/16	7,850,000	8,654,625
	Unifi, Inc. 11.50%, due 5/15/14	15,825,000	16,082,156
			24,736,781
	Auto Manufacturers 0.4%
	Chrysler Group LLC/CG Co-Issuer, Inc. 8.25%, due 6/15/21 (f)	15,890,000	15,174,950
	Ford Motor Co. 6.50%, due 8/1/18	2,645,000	2,826,844
	Oshkosh Corp.
	8.25%, due 3/1/17	9,144,000	9,692,640
	8.50%, due 3/1/20	2,010,000	2,130,600
			29,825,034
	Auto Parts & Equipment 2.4%
	Affinia Group, Inc. 9.00%, due 11/30/14	17,230,000	17,316,150
	Allison Transmission, Inc.
	7.125%, due 5/15/19 (f)	14,105,000	14,193,156
	11.00%, due 11/1/15 (f)	4,003,000	4,228,169
	Cooper Tire & Rubber Co. 7.625%, due 3/15/27	3,070,000	2,916,500
	Cooper-Standard Automotive, Inc. 8.50%, due 5/1/18	13,020,000	13,833,750
	Dana Holding Corp.
	6.50%, due 2/15/19	14,305,000	15,216,944
	6.75%, due 2/15/21	2,915,000	3,068,038
	Delphi Corp. 5.875%, due 5/15/19 (f)	24,780,000	25,771,200
	Exide Technologies 8.625%, due 2/1/18	18,505,000	15,266,625
	Lear Corp. 8.125%, due 3/15/20	2,910,000	3,248,287
	Lear Corp. (Escrow Shares) 8.75%, due 12/1/16 (d)(e)(g)	15,444,000	23,166
	Tenneco, Inc.
	6.875%, due 12/15/20	10,225,000	10,864,062
	7.75%, due 8/15/18	1,300,000	1,400,750
	8.125%, due 11/15/15	10,691,000	11,132,111
	Titan International, Inc. 7.875%, due 10/1/17	4,480,000	4,732,000
	TRW Automotive, Inc.
	7.00%, due 3/15/14 (f)	3,700,000	3,977,500
	8.875%, due 12/1/17 (f)	11,595,000	12,812,475
			160,000,883
	Banks 1.7%
¤	Ally Financial, Inc.
	(zero coupon), due 12/1/12	11,960,000	11,484,590
	6.25%, due 12/1/17	2,180,000	2,245,400
	7.50%, due 9/15/20	7,192,000	7,713,420
	8.00%, due 11/1/31	22,383,000	23,217,125
	8.30%, due 2/12/15	36,171,000	39,900,954
	GMAC LLC 8.00%, due 11/1/31	11,916,000	12,645,855
	Provident Funding Associates, L.P.
	10.125%, due 2/15/19 (f)	7,405,000	5,590,775
	10.25%, due 4/15/17 (f)	12,155,000	11,638,412
			114,436,531
	Beverages 0.7%
	Cott Beverages, Inc.
	8.125%, due 9/1/18	10,215,000	11,159,888
	8.375%, due 11/15/17	32,284,000	35,189,560
			46,349,448
	Building Materials 1.9%
	Building Materials Corp. of America
	6.875%, due 8/15/18 (f)	17,498,000	18,482,263
	7.00%, due 2/15/20 (f)	8,265,000	8,926,200
	7.50%, due 3/15/20 (f)	14,915,000	16,164,131
	Jeld-Wen Escrow Corp. 12.25%, due 10/15/17 (f)	8,700,000	9,570,000
¤	Texas Industries, Inc. 9.25%, due 8/15/20	64,160,000	59,749,000
	USG Corp. 9.75%, due 8/1/14 (f)	11,270,000	12,002,550
			124,894,144
	Chemicals 2.0%
	CF Industries, Inc.
	6.875%, due 5/1/18	9,351,000	10,847,160
	7.125%, due 5/1/20	820,000	981,950
	Georgia Gulf Corp. 9.00%, due 1/15/17 (f)	23,240,000	25,970,700
	Huntsman International LLC 5.50%, due 6/30/16	9,131,000	9,039,690
	Nexeo Solutions LLC/Nexeo Solutions Finance Corp. 8.375%, due 3/1/18 (f)	13,610,000	13,610,000
	Olin Corp. 8.875%, due 8/15/19	13,898,000	14,957,723
	Phibro Animal Health Corp. 9.25%, due 7/1/18 (f)	48,430,000	45,039,900
	PolyOne Corp. 7.375%, due 9/15/20	726,000	782,265
	Westlake Chemical Corp. 6.625%, due 1/15/16	15,635,000	15,830,437
			137,059,825
	Coal 1.8%
	Arch Coal, Inc.
	7.25%, due 10/1/20	6,520,000	6,552,600
	8.75%, due 8/1/16	4,240,000	4,621,600
	Consol Energy, Inc. 8.00%, due 4/1/17	32,231,000	34,809,480
¤	Peabody Energy Corp.
	6.00%, due 11/15/18 (f)	25,040,000	25,791,200
	6.25%, due 11/15/21 (f)	20,125,000	20,728,750
	6.50%, due 9/15/20	21,690,000	22,774,500
	7.375%, due 11/1/16	2,185,000	2,430,812
	7.875%, due 11/1/26	1,642,000	1,761,045
			119,469,987
	Commercial Services 3.5%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
	8.25%, due 1/15/19	7,885,000	8,298,962
	9.625%, due 3/15/18	4,536,000	4,955,580
	9.75%, due 3/15/20	9,080,000	9,897,200
	Cenveo Corp. 8.875%, due 2/1/18	15,235,000	13,559,150
	Corrections Corp. of America
	6.25%, due 3/15/13	2,339,000	2,341,924
	7.75%, due 6/1/17	7,745,000	8,408,166
	El Comandante Capital Corp. (Escrow Shares) (zero coupon), due 12/31/50 (b)(d)(e)(g)	21,941,051	1,579,756
	Ford Holdings LLC 9.30%, due 3/1/30	18,155,000	23,034,156
	Ford Holdings, Inc. 9.375%, due 3/1/20	750,000	913,125
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	20,140,000	20,542,800
	iPayment, Inc. 10.25%, due 5/15/18	10,000,000	9,375,000
	Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.50%, due 12/1/19 (f)	9,035,000	9,769,094
	Knowledge Learning Corp., Inc. 7.75%, due 2/1/15 (f)	27,015,000	25,191,487
	Lender Processing Services, Inc. 8.125%, due 7/1/16	17,621,000	17,356,685
	PHH Corp. 9.25%, due 3/1/16	12,530,000	12,028,800
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50%, due 8/1/49 (d)(e)(g)	460,000	7,360
	9.75%, due 1/15/49 (d)(e)(g)	26,020,000	416,320
	Rent-A-Center, Inc. 6.625%, due 11/15/20	7,145,000	7,377,213
	RR Donnelley & Sons Co. 7.25%, due 5/15/18	15,235,000	13,940,025
	Speedy Cash, Inc. 10.75%, due 5/15/18 (f)	9,510,000	9,652,650
	Sunstate Equipment Co. LLC/Sunstate Equipment Co., Inc. 12.00%, due 6/15/16 (f)(h)	22,510,000	22,622,550
	Valassis Communications, Inc. 6.625%, due 2/1/21	15,580,000	15,463,150
			236,731,153
	Computers 0.7%
	iGate Corp. 9.00%, due 5/1/16	19,286,000	20,491,375
	SunGard Data Systems, Inc.
	4.875%, due 1/15/14	8,070,000	8,180,963
	10.625%, due 5/15/15	19,260,000	20,487,825
			49,160,163
	Distribution & Wholesale 0.8%
	ACE Hardware Corp. 9.125%, due 6/1/16 (f)	20,618,000	21,777,762
	American Tire Distributors, Inc. 9.75%, due 6/1/17	30,470,000	32,145,850
			53,923,612
	Diversified Financial Services 0.4%
	Community Choice Financial, Inc. 10.75%, due 5/1/19 (f)	18,485,000	18,022,875
	Nationstar Mortgage/Nationstar Capital Corp. 10.875%, due 4/1/15 (f)	8,945,000	8,877,913
			26,900,788
	Electric 3.8%
	AES Eastern Energy, L.P. Series 1999-A 9.00%, due 1/2/17 (b)	15,201,413	5,700,530
¤	Calpine Construction Finance Co., L.P. and CCFC Finance Corp. 8.00%, due 6/1/16 (f)	49,185,000	52,996,837
	Calpine Corp. 7.25%, due 10/15/17 (f)	32,614,000	34,081,630
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, due 12/1/20	40,725,000	43,881,188
	GenOn Energy, Inc. 9.50%, due 10/15/18	22,995,000	21,730,275
	Ipalco Enterprises, Inc. 7.25%, due 4/1/16 (f)	5,925,000	6,458,250
	PNM Resources, Inc. 9.25%, due 5/15/15	6,241,000	6,896,305
	Public Service Co. of New Mexico 7.95%, due 5/15/18	9,965,000	11,850,886
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	6,425,000	6,039,500
¤	Reliant Energy, Inc.
	7.625%, due 6/15/14	4,625,000	4,625,000
	7.875%, due 6/15/17	64,280,000	59,619,700
			253,880,101
	Electrical Components & Equipment 0.4%
	Belden, Inc.
	7.00%, due 3/15/17	12,530,000	12,843,250
	9.25%, due 6/15/19	15,000,000	16,050,000
			28,893,250
	Energy - Alternate Sources 0.2%
	Headwaters, Inc. 7.625%, due 4/1/19	17,700,000	16,461,000

	Engineering & Construction 0.4%
	New Enterprise Stone & Lime Co. 11.00%, due 9/1/18	27,285,000	23,328,675

	Entertainment 3.1%
	American Casino & Entertainment Properties LLC 11.00%, due 6/15/14	18,223,000	18,815,247
	Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, due 7/1/19 (f)	1,955,000	1,906,125
	FireKeepers Development Authority 13.875%, due 5/1/15 (f)	2,410,000	2,714,263
	Greektown Superholdings, Inc. 13.00%, due 7/1/15	30,545,000	32,683,150
	Jacobs Entertainment, Inc. 9.75%, due 6/15/14	32,376,000	30,433,440
	Mohegan Tribal Gaming Authority 6.125%, due 2/15/13	3,940,000	3,230,800
	NAI Entertainment Holdings LLC 8.25%, due 12/15/17 (f)	27,975,000	30,562,687
	Peninsula Gaming LLC
	8.375%, due 8/15/15	10,095,000	10,725,938
	10.75%, due 8/15/17	19,100,000	20,580,250
	Pinnacle Entertainment, Inc.
	7.50%, due 6/15/15	6,157,000	6,280,140
	8.625%, due 8/1/17	5,720,000	6,149,000
	Production Resource Group, Inc. 8.875%, due 5/1/19 (f)	6,406,000	5,765,400
	Speedway Motorsports, Inc. 8.75%, due 6/1/16	11,035,000	12,028,150
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (d)(e)	1,060,448	742,314
	Vail Resorts, Inc. 6.50%, due 5/1/19	12,590,000	12,967,700
	WMG Acquisition Corp.
	9.50%, due 6/15/16 (f)	5,000,000	5,437,500
	11.50%, due 10/1/18 (f)	10,465,000	10,674,300
			211,696,404
	Environmental Controls 0.1%
	Clean Harbors, Inc. 7.625%, due 8/15/16	8,658,000	9,177,480

	Finance - Auto Loans 1.7%
	Credit Acceptance Corp.
	9.125%, due 2/1/17	4,000,000	4,210,000
	9.125%, due 2/1/17 (f)	7,700,000	8,085,000
¤	Ford Motor Credit Co. LLC
	4.25%, due 2/3/17	6,080,000	6,087,600
	8.00%, due 6/1/14	29,375,000	32,309,739
	12.00%, due 5/15/15	24,945,000	31,118,887
	General Motors Financial Co., Inc. 6.75%, due 6/1/18 (f)	30,400,000	31,616,000
			113,427,226
	Finance - Consumer Loans 0.4%
	SLM Corp.
	8.00%, due 3/25/20	10,130,000	10,788,450
	8.45%, due 6/15/18	13,660,000	14,786,950
			25,575,400
	Finance - Investment Banker/Broker 0.2%
	E*Trade Financial Corp. 6.75%, due 6/1/16	12,000,000	11,940,000

	Finance - Other Services 0.7%
	Nationstar Mortgage/Nationstar Capital Corp. 10.875%, due 4/1/15	31,807,000	31,568,448
	SquareTwo Financial Corp. 11.625%, due 4/1/17	17,290,000	16,944,200
			48,512,648
	Food 2.3%
	American Seafoods Group LLC/American Seafoods Finance, Inc. 10.75%, due 5/15/16 (f)	17,678,000	16,617,320
	American Stores Co. 8.00%, due 6/1/26	25,639,000	22,081,589
	ASG Consolidated LLC/ASG Finance, Inc. 15.00%, due 5/15/17 (f)(h)	15,589,323	12,315,565
	B&G Foods, Inc. 7.625%, due 1/15/18	10,895,000	11,725,744
	C&S Group Enterprises LLC 8.375%, due 5/1/17 (f)	3,010,000	3,231,987
	Post Holdings, Inc. 7.375%, due 2/15/22 (f)	12,200,000	12,627,000
	Simmons Foods, Inc. 10.50%, due 11/1/17 (f)	1,755,000	1,575,113
	Smithfield Foods, Inc. 10.00%, due 7/15/14	11,397,000	13,391,475
	Stater Brothers Holdings, Inc. 7.375%, due 11/15/18	5,260,000	5,641,350
	TreeHouse Foods, Inc.
	6.03%, due 9/30/13 (d)(e)	23,700,000	23,877,750
	7.75%, due 3/1/18	8,120,000	8,749,300
	Tyson Foods, Inc. 10.50%, due 3/1/14	17,683,000	20,512,280
			152,346,473
	Forest Products & Paper 1.1%
	ABI Escrow Corp. 10.25%, due 10/15/18 (f)	18,592,000	20,962,480
	Clearwater Paper Corp. 7.125%, due 11/1/18	9,720,000	10,278,900
	Georgia-Pacific Corp.
	7.25%, due 6/1/28	2,370,000	2,867,636
	7.75%, due 11/15/29	1,174,000	1,508,862
	8.875%, due 5/15/31	29,615,000	41,135,117
			76,752,995
	Health Care - Products 1.7%
	Alere, Inc. 8.625%, due 10/1/18	7,230,000	7,537,275
	Biomet, Inc.
	10.00%, due 10/15/17	12,100,000	13,068,000
	10.375%, due 10/15/17 (h)	4,990,000	5,414,150
	11.625%, due 10/15/17	14,080,000	15,312,000
	DJO Finance LLC/DJO Finance Corp. 9.75%, due 10/15/17	10,785,000	8,169,637
	Hanger Orthopedic Group, Inc. 7.125%, due 11/15/18	18,850,000	19,698,250
	Teleflex, Inc. 6.875%, due 6/1/19	15,330,000	16,403,100
	Universal Hospital Services, Inc.
	4.121%, due 6/1/15 (a)	930,000	871,875
	8.50%, due 6/1/15 (h)	26,625,000	27,423,750
			113,898,037
	Health Care - Services 4.2%
	Alliance HealthCare Services, Inc. 8.00%, due 12/1/16	7,540,000	5,372,250
	American Renal Associates Holdings, Inc. 9.75%, due 3/1/16 (h)	7,545,409	7,903,816
	American Renal Holdings Co., Inc. 8.375%, due 5/15/18	13,150,000	14,202,000
	AMERIGROUP Corp. 7.50%, due 11/15/19	20,965,000	22,380,137
	Centene Corp. 5.75%, due 6/1/17	12,770,000	13,025,400
	Community Health Systems, Inc. 8.875%, due 7/15/15	7,768,000	8,078,720
	DaVita, Inc.
	6.375%, due 11/1/18	14,650,000	15,419,125
	6.625%, due 11/1/20	6,850,000	7,278,125
	Fresenius Medical Care U.S. Finance, Inc.
	5.75%, due 2/15/21 (f)	470,000	478,225
	6.50%, due 9/15/18 (f)	4,730,000	5,072,925
	Fresenius Medical Care U.S. Finance II, Inc. 5.625%, due 7/31/19 (f)	16,560,000	16,994,700
	HCA Holdings, Inc. 7.75%, due 5/15/21	3,315,000	3,472,463
¤	HCA, Inc.
	5.75%, due 3/15/14	9,524,000	9,845,435
	6.375%, due 1/15/15	7,980,000	8,379,000
	6.50%, due 2/15/16	4,925,000	5,146,625
	7.19%, due 11/15/15	5,697,000	5,782,455
	7.50%, due 2/15/22	11,915,000	12,749,050
	8.00%, due 10/1/18	710,000	770,350
	8.50%, due 4/15/19	15,775,000	17,510,250
	9.00%, due 12/15/14	1,945,000	2,042,250
	9.875%, due 2/15/17	2,369,000	2,591,094
	Health Management Associates, Inc. 7.375%, due 1/15/20 (f)	8,190,000	8,435,700
	INC Research LLC 11.50%, due 7/15/19 (f)	22,020,000	20,258,400
	MultiPlan, Inc. 9.875%, due 9/1/18 (f)	29,440,000	32,089,600
	Res-Care, Inc. 10.75%, due 1/15/19	14,300,000	15,444,000
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
	7.75%, due 2/1/19	9,990,000	10,189,800
	8.00%, due 2/1/18	12,755,000	13,360,862
			284,272,757
	Holding Companies - Diversified 0.6%
	Leucadia National Corp. 8.125%, due 9/15/15	14,255,000	15,324,125
	Susser Holdings LLC/Susser Finance Corp. 8.50%, due 5/15/16	22,484,000	24,395,140
			39,719,265
	Home Builders 0.4%
	Ryland Group, Inc. 6.625%, due 5/1/20	10,835,000	10,780,825
	Shea Homes, L.P./Shea Homes Funding Corp. 8.625%, due 5/15/19 (f)	11,125,000	11,125,000
	Standard Pacific Corp.
	8.375%, due 5/15/18	5,300,000	5,379,500
	8.375%, due 1/15/21	1,815,000	1,837,688
			29,123,013
	Home Furnishing 0.1%
	Sealy Mattress Co. 10.875%, due 4/15/16 (f)	6,410,000	6,987,541

	Household Products & Wares 1.1%
	Central Garden and Pet Co. 8.25%, due 3/1/18	18,075,000	18,210,563
	Jarden Corp. 7.50%, due 5/1/17	19,505,000	20,919,112
	Prestige Brands, Inc.
	8.125%, due 2/1/20 (f)	290,000	300,875
	8.25%, due 4/1/18	3,866,000	4,175,280
	Spectrum Brands Holdings, Inc. 9.50%, due 6/15/18 (f)	5,575,000	6,320,656
	Spectrum Brands, Inc. 9.50%, due 6/15/18	23,717,000	26,889,149
			76,815,635
	Housewares 0.4%
	Libbey Glass, Inc. 10.00%, due 2/15/15	23,221,000	24,846,470

	Insurance 0.7%
	HUB International Holdings, Inc. 9.00%, due 12/15/14 (f)	11,836,000	12,057,925
	Ironshore Holdings (US), Inc. 8.50%, due 5/15/20 (f)	16,890,000	18,316,867
	Lumbermens Mutual Casualty Co.
	8.30%, due 12/1/37 (b)(d)(e)(f)	8,525,000	21,313
	8.45%, due 12/1/97 (b)(d)(e)(f)	2,575,000	1,609
	9.15%, due 7/1/26 (b)(d)(e)(f)	42,123,000	105,308
	USI Holdings Corp.
	4.385%, due 11/15/14 (a)(f)	1,675,000	1,541,000
	9.75%, due 5/15/15 (f)	13,900,000	13,622,000
			45,666,022
	Internet 0.2%
	Cogent Communications Group, Inc. 8.375%, due 2/15/18 (f)	10,085,000	10,488,400

	Investment Management/Advisory Services 0.3%
	Janus Capital Group, Inc. 6.70%, due 6/15/17	19,105,000	20,420,379

	Iron & Steel 0.7%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	6,860,000	7,885,014
	Allegheny Technologies, Inc. 9.375%, due 6/1/19	7,475,000	9,633,339
	Ryerson, Inc.
	7.804%, due 11/1/14 (a)(f)	1,040,000	962,000
	7.804%, due 11/1/14 (a)	9,495,000	8,782,875
	12.00%, due 11/1/15	20,409,000	20,613,090
			47,876,318
	Leisure Time 0.2%
	Brunswick Corp. 11.25%, due 11/1/16 (f)	11,240,000	13,038,400

	Lodging 1.3%
	Boyd Gaming Corp. 9.125%, due 12/1/18	4,330,000	4,340,825
	Eldorado Resorts LLC/Eldorado Capital Corp. 8.625%, due 6/15/19 (f)	16,750,000	15,410,000
	Majestic Star Casino LLC 12.50%, due 12/1/16 (f)	2,578,713	2,507,798
	MGM Mirage, Inc. 13.00%, due 11/15/13	5,364,000	6,269,175
	MGM Resorts International
	7.50%, due 6/1/16	2,770,000	2,776,925
	7.625%, due 1/15/17	5,200,000	5,174,000
	10.375%, due 5/15/14	3,250,000	3,705,000
	MTR Gaming Group, Inc. 11.50%, due 8/1/19 (f)(h)	12,740,000	11,657,100
	ROC Finance LLC/ROC Finance 1 Corp. 12.125%, due 9/1/18 (f)	12,895,000	13,958,837
	San Pasqual Casino 8.00%, due 9/15/13 (f)	250,000	248,125
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 3.046%, due 3/15/14 (a)(f)	13,851,000	13,158,450
	Sheraton Holding Corp. 7.375%, due 11/15/15	1,490,000	1,698,600
	Starwood Hotels & Resorts Worldwide, Inc. 6.75%, due 5/15/18	3,905,000	4,480,988
			85,385,823
	Machinery - Construction & Mining 0.1%
	Terex Corp. 10.875%, due 6/1/16	7,415,000	8,378,950

	Machinery - Diversified 0.1%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	7,945,000	8,183,350

	Media 3.0%
	AMC Networks, Inc. 7.75%, due 7/15/21 (f)	8,305,000	9,125,119
	Cablevision Systems Corp. 8.625%, due 9/15/17	16,580,000	18,486,700
¤	CCO Holdings LLC/CCO Holdings Capital Corp.
	7.00%, due 1/15/19	16,260,000	17,276,250
	7.25%, due 10/30/17	5,405,000	5,823,887
	7.375%, due 6/1/20	26,250,000	28,350,000
	7.875%, due 4/30/18	6,875,000	7,459,375
	Crown Media Holdings, Inc. 10.50%, due 7/15/19	20,365,000	21,688,725
	DISH DBS Corp.
	6.75%, due 6/1/21	22,080,000	24,067,200
	7.125%, due 2/1/16	3,695,000	4,055,263
	Morris Publishing Group LLC 10.00%, due 9/1/14 (d)	5,786,734	5,077,859
	Nielsen Finance LLC 11.50%, due 5/1/16	848,000	973,080
	Nielsen Finance LLC/Nielsen Finance Co. 7.75%, due 10/15/18	30,638,000	34,123,072
	ProQuest LLC/ProQuest Notes Co. 9.00%, due 10/15/18 (f)	26,275,000	22,859,250
			199,365,780
	Metal Fabricate & Hardware 0.9%
	AM Castle & Co. 12.75%, due 12/15/16 (f)	16,250,000	16,859,375
	Mueller Water Products, Inc.
	7.375%, due 6/1/17	19,525,000	18,646,375
	8.75%, due 9/1/20	15,135,000	16,534,987
	Neenah Foundry Co. 15.00%, due 7/29/15 (d)(h)	5,410,147	5,626,553
			57,667,290
	Mining 0.5%
	Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 4/1/17	7,105,000	7,495,775
	Vulcan Materials Co.
	6.40%, due 11/30/17	2,579,000	2,617,685
	6.50%, due 12/1/16	19,685,000	20,669,250
			30,782,710
	Miscellaneous - Manufacturing 1.8%
	Actuant Corp. 6.875%, due 6/15/17	15,850,000	16,484,000
	Amsted Industries, Inc. 8.125%, due 3/15/18 (f)	30,485,000	32,923,800
	FGI Operating Co., Inc. 10.25%, due 8/1/15	3,955,000	4,221,963
	Koppers, Inc. 7.875%, due 12/1/19	12,155,000	12,823,525
	Polypore International, Inc. 7.50%, due 11/15/17	21,740,000	22,827,000
	SPX Corp.
	6.875%, due 9/1/17	25,425,000	28,348,875
	7.625%, due 12/15/14	5,235,000	5,902,462
			123,531,625
	Office Furnishings 0.3%
	Interface, Inc. 7.625%, due 12/1/18	18,500,000	19,933,750

	Oil & Gas 9.7%
	Berry Petroleum Co.
	6.75%, due 11/1/20	7,800,000	8,112,000
	10.25%, due 6/1/14	9,915,000	11,278,313
	Bill Barrett Corp. 7.625%, due 10/1/19	12,480,000	12,698,400
	BreitBurn Energy Partners, L.P. 8.625%, due 10/15/20	18,360,000	19,369,800
	Calumet Specialty Products Partners, L.P./Calumet Finance Corp. 9.375%, due 5/1/19 (f)	33,990,000	34,159,950
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	30,590,000	31,507,700
	7.625%, due 7/15/13	7,562,000	7,959,005
	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. 6.625%, due 11/15/19 (f)	22,110,000	22,220,550
	Comstock Resources, Inc.
	7.75%, due 4/1/19	5,127,000	4,742,475
	8.375%, due 10/15/17	11,928,000	11,450,880
	Concho Resources, Inc.
	6.50%, due 1/15/22	24,386,000	26,214,950
	7.00%, due 1/15/21	6,525,000	7,177,500
	8.625%, due 10/1/17	8,441,000	9,327,305
	Continental Resources, Inc.
	7.125%, due 4/1/21	8,775,000	9,696,375
	7.375%, due 10/1/20	15,775,000	17,391,937
	Denbury Resources, Inc.
	8.25%, due 2/15/20	10,320,000	11,739,000
	9.75%, due 3/1/16	6,980,000	7,800,150
	Frontier Oil Corp.
	6.875%, due 11/15/18	8,390,000	8,599,750
	8.50%, due 9/15/16	13,825,000	14,792,750
	Holly Corp. 9.875%, due 6/15/17	18,512,000	20,640,880
	Linn Energy LLC 9.875%, due 7/1/18	2,906,000	3,225,660
	Linn Energy LLC/Linn Energy Finance Corp.
	6.50%, due 5/15/19 (f)	11,580,000	11,695,800
	11.75%, due 5/15/17	8,710,000	9,864,075
	Newfield Exploration Co.
	6.625%, due 9/1/14	13,700,000	13,871,250
	6.625%, due 4/15/16	11,040,000	11,343,600
	7.125%, due 5/15/18	12,520,000	13,208,600
	Oasis Petroleum, Inc.
	6.50%, due 11/1/21	11,600,000	11,716,000
	7.25%, due 2/1/19	18,840,000	19,782,000
	Penn Virginia Corp.
	7.25%, due 4/15/19	7,855,000	7,010,588
	10.375%, due 6/15/16	12,010,000	12,070,050
	PetroHawk Energy Corp.
	7.25%, due 8/15/18	15,995,000	18,234,300
	10.50%, due 8/1/14	3,478,000	3,864,928
	Petroquest Energy, Inc. 10.00%, due 9/1/17	34,035,000	34,502,981
	Pioneer Drilling Co. 9.875%, due 3/15/18	13,275,000	14,137,875
	Plains Exploration & Production Co.
	7.75%, due 6/15/15	3,265,000	3,383,356
	10.00%, due 3/1/16	19,230,000	21,633,750
	Range Resources Corp.
	7.25%, due 5/1/18	2,500,000	2,662,500
	8.00%, due 5/15/19	9,425,000	10,391,063
	SM Energy Co.
	6.50%, due 11/15/21 (f)	9,490,000	9,940,775
	6.625%, due 2/15/19	13,420,000	14,091,000
	Stone Energy Corp.
	6.75%, due 12/15/14	13,375,000	13,274,687
	8.625%, due 2/1/17	10,470,000	10,757,925
	W&T Offshore, Inc. 8.50%, due 6/15/19	18,675,000	19,865,531
	Whiting Petroleum Corp.
	6.50%, due 10/1/18	12,970,000	13,780,625
	7.00%, due 2/1/14	27,634,000	29,499,295
	WPX Energy, Inc. 6.00%, due 1/15/22 (f)	23,425,000	23,337,156
			654,025,040
	Oil & Gas Services 0.6%
	American Petroleum Tankers LLC/AP Tankers Co. 10.25%, due 5/1/15	13,084,000	13,509,230
	Complete Production Services, Inc. 8.00%, due 12/15/16	15,290,000	15,958,938
	Pioneer Drilling Co. 9.875%, due 3/15/18 (f)	12,345,000	13,147,425
			42,615,593
	Packaging & Containers 1.7%
	AEP Industries, Inc. 8.25%, due 4/15/19	11,855,000	12,447,750
	Ball Corp.
	6.75%, due 9/15/20	1,630,000	1,801,150
	7.125%, due 9/1/16	6,625,000	7,221,250
	Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, due 2/1/21	13,100,000	14,246,250
	Greif, Inc.
	6.75%, due 2/1/17	170,000	179,350
	7.75%, due 8/1/19	8,100,000	8,950,500
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	4,910,000	5,499,200
	Plastipak Holdings, Inc. 10.625%, due 8/15/19 (f)	35,895,000	40,561,350
	Sealed Air Corp.
	8.125%, due 9/15/19 (f)	6,815,000	7,547,612
	8.375%, due 9/15/21 (f)	7,885,000	8,870,625
	Silgan Holdings, Inc. 7.25%, due 8/15/16	8,740,000	9,417,350
			116,742,387
	Pharmaceuticals 2.4%
	BioScrip, Inc. 10.25%, due 10/1/15	3,785,000	3,898,550
	Catalent Pharma Solutions, Inc. 9.50%, due 4/15/15 (h)	20,495,575	21,161,681
	Endo Pharmaceuticals Holdings, Inc.
	7.00%, due 7/15/19	8,610,000	9,341,850
	7.25%, due 1/15/22	4,165,000	4,586,706
	Grifols, Inc. 8.25%, due 2/1/18	25,650,000	28,150,875
	Lantheus Medical Imaging, Inc. 9.75%, due 5/15/17	25,210,000	20,231,025
	Mylan, Inc.
	7.625%, due 7/15/17 (f)	11,580,000	12,723,525
	7.875%, due 7/15/20 (f)	16,400,000	18,204,000
	NBTY, Inc. 9.00%, due 10/1/18	11,025,000	12,182,625
	Valeant Pharmaceuticals International
	6.50%, due 7/15/16 (f)	19,200,000	19,488,000
	6.75%, due 10/1/17 (f)	7,875,000	8,042,344
	6.875%, due 12/1/18 (f)	2,500,000	2,559,375
	7.00%, due 10/1/20 (f)	2,760,000	2,804,850
			163,375,406
	Pipelines 1.8%
	ANR Pipeline Co.
	7.375%, due 2/15/24 11.50%, beginning 11/1/11	2,555,000	3,311,152
	9.625%, due 11/1/21	16,206,000	23,875,733
	Cedar Brakes II LLC 9.875%, due 9/1/13 (f)	7,452,900	7,694,225
	Chesapeake Midstream Partners, L.P./CHKM Finance Corp. 6.125%, due 7/15/22 (f)	11,650,000	11,853,875
¤	Copano Energy LLC/Copano Energy Finance Corp.
	7.125%, due 4/1/21	17,395,000	17,916,850
	7.75%, due 6/1/18	29,645,000	31,275,475
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. 6.75%, due 11/1/20	21,170,000	23,022,375
			118,949,685
	Real Estate Investment Trusts 1.3%
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21 (f)	17,195,000	18,398,650
	Host Marriott, L.P. Series Q 6.75%, due 6/1/16	36,455,000	37,685,356
	Sabra Health Care, L.P./Sabra Capital Corp. 8.125%, due 11/1/18	11,951,000	12,578,428
	Weyerhaeuser Co.
	6.95%, due 10/1/27	3,695,000	3,836,485
	7.375%, due 10/1/19	6,670,000	7,606,315
	7.375%, due 3/15/32	1,655,000	1,804,316
	8.50%, due 1/15/25	4,130,000	4,776,828
			86,686,378
	Retail 3.8%
	AmeriGas Finance LLC/AmeriGas Finance Corp.
	6.75%, due 5/20/20	3,795,000	3,795,000
	7.00%, due 5/20/22	2,397,000	2,402,993
	AmeriGas Partners, L.P./AmeriGas Finance Corp.
	6.25%, due 8/20/19	13,025,000	12,959,875
	6.50%, due 5/20/21	2,828,000	2,806,790
	Asbury Automotive Group, Inc.
	7.625%, due 3/15/17	11,473,000	11,716,801
	8.375%, due 11/15/20	33,510,000	35,646,262
	AutoNation, Inc. 6.75%, due 4/15/18	20,176,000	21,588,320
	DineEquity, Inc. 9.50%, due 10/30/18	39,470,000	43,022,300
	HSN, Inc. 11.25%, due 8/1/16	23,375,000	25,741,719
	J.C. Penney Corp., Inc. 7.125%, due 11/15/23	16,185,000	16,751,475
	Limited Brands, Inc.
	6.625%, due 4/1/21	12,715,000	13,986,500
	8.50%, due 6/15/19	3,395,000	4,010,344
	Penske Auto Group, Inc. 7.75%, due 12/15/16	22,265,000	23,044,275
	PVH Corp. 7.375%, due 5/15/20	10,230,000	11,304,150
	Sally Holdings LLC/Sally Capital, Inc. 6.875%, due 11/15/19 (f)	12,650,000	13,535,500
	Sonic Automotive, Inc. 9.00%, due 3/15/18	14,365,000	15,442,375
			257,754,679
	Semiconductors 0.3%
	Advanced Micro Devices, Inc. 7.75%, due 8/1/20	4,504,000	4,864,320
	MEMC Electronic Materials, Inc. 7.75%, due 4/1/19	18,425,000	14,924,250
			19,788,570
	Shipbuilding 0.3%
	Huntington Ingalls Industries, Inc.
	6.875%, due 3/15/18 (f)	10,855,000	11,234,925
	7.125%, due 3/15/21 (f)	8,530,000	8,913,850
			20,148,775
	Software 0.2%
	Fidelity National Information Services, Inc.
	7.625%, due 7/15/17	10,800,000	11,826,000
	7.875%, due 7/15/20	3,565,000	4,010,625
			15,836,625
	Storage & Warehousing 0.1%
	Mobile Mini, Inc. 7.875%, due 12/1/20	4,285,000	4,418,906

	Telecommunications 4.8%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29	13,584,000	10,255,920
	CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75%, due 5/1/17 (f)	33,700,000	36,606,625
	Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, due 12/1/15 (f)	28,745,000	27,092,163
	Crown Castle International Corp.
	7.125%, due 11/1/19	21,153,000	23,003,887
	9.00%, due 1/15/15	5,080,000	5,537,200
	EH Holding Corp.
	6.50%, due 6/15/19 (f)	13,430,000	13,983,987
	7.625%, due 6/15/21 (f)	19,250,000	20,308,750
	GCI, Inc.
	6.75%, due 6/1/21	10,275,000	10,326,375
	8.625%, due 11/15/19	27,521,000	29,653,877
	Lucent Technologies, Inc. 6.50%, due 1/15/28	11,745,000	8,838,112
	MetroPCS Wireless, Inc.
	6.625%, due 11/15/20	7,935,000	7,875,488
	7.875%, due 9/1/18	11,274,000	11,894,070
	Nextel Communications, Inc.
	5.95%, due 3/15/14	11,778,000	11,660,220
	6.875%, due 10/31/13	4,545,000	4,545,000
	7.375%, due 8/1/15	5,440,000	5,263,200
	NII Capital Corp.
	7.625%, due 4/1/21	30,715,000	31,482,875
	8.875%, due 12/15/19	2,690,000	2,898,475
	10.00%, due 8/15/16	5,275,000	6,000,313
	SBA Telecommunications, Inc. 8.25%, due 8/15/19	14,955,000	16,300,950
	Sprint Capital Corp.
	6.875%, due 11/15/28	33,763,000	25,026,824
	8.75%, due 3/15/32	4,078,000	3,425,520
	Sprint Nextel Corp. 9.25%, due 4/15/22	13,690,000	13,142,400
			325,122,231
	Transportation 1.1%
	Florida East Coast Holdings Corp. 10.50%, due 8/1/17 (h)	3,401,593	2,695,762
	Florida East Coast Railway Corp. 8.125%, due 2/1/17	39,604,000	39,604,000
	KAR Holdings, Inc. 4.429%, due 5/1/14 (a)	11,780,000	11,735,825
	Syncreon Global Ireland, Ltd./Syncreon Global Finance US, Inc. 9.50%, due 5/1/18 (f)	23,575,000	22,337,313
			76,372,900
	Total Corporate Bonds (Cost $5,139,780,498)		5,376,040,891

	Loan Assignments & Participations 2.2% (i)
	Aerospace & Defense 0.1%
	Transdigm, Inc. New Term Loan B 4.00%, due 2/14/17	9,974,811	9,942,752

	Automobile 0.6%
	Chrysler Group LLC Term Loan 6.00%, due 5/24/17	26,478,471	25,903,756
	Fleetpride Corp. New Term Loan 6.75%, due 11/30/17	14,500,000	14,536,250
			40,440,006
	Banks 0.3%
	VFH Parent LLC Term Loan 7.50%, due 7/8/16	22,008,050	22,118,090

	Chemicals, Plastics & Rubber 0.0%‡
	PolyOne Corp. Term Loan 5.00%, due 12/20/17	2,000,000	2,002,500

	Finance 0.2%
	Ocwen Financial Corp. Term Loan B 7.00%, due 9/1/16	14,140,750	14,034,695

	Health Care - Services 0.1%
	Sun Healthcare Group, Inc. New Term Loan B 8.75%, due 10/15/16	11,064,444	9,515,422

	Lodging 0.1%
	Boyd Gaming Corp. Incremental Term Loan 6.00%, due 12/17/15	4,900,000	4,881,625

	Media 0.2%
	Nielsen Finance LLC Class A Term Loan 2.295%, due 8/9/13	13,550,832	13,520,343

	Metal Fabricate & Hardware 0.3%
	Neenah Corp. Exit Term Loan 11.00%, due 1/2/15 (d)(e)	18,507,000	18,507,000

	Mining, Steel, Iron & Non-Precious Metals 0.2%
	Novelis, Inc. Term Loan 4.00%, due 3/10/17	10,000,000	9,955,000

	Utilities 0.1%
	Texas Competitive Electric Holdings Co. LLC Non-Extended Term Loan 3.795%, due 10/10/14	7,710,396	5,250,779

	Total Loan Assignments & Participations (Cost $150,213,039)		150,168,212

	Yankee Bonds 8.8% (j)
	Auto Manufacturers 0.5%
	Jaguar Land Rover PLC
	7.75%, due 5/15/18 (f)	15,570,000	15,453,225
	8.125%, due 5/15/21 (f)	20,050,000	19,649,000
			35,102,225
	Auto Parts & Equipment 0.1%
	International Automotive Components Group SL 9.125%, due 6/1/18 (f)	12,100,000	10,890,000

	Chemicals 0.5%
	Nova Chemicals Corp.
	3.784%, due 11/15/13 (a)	14,490,000	14,453,775
	8.375%, due 11/1/16	13,850,000	15,373,500
	8.625%, due 11/1/19	7,035,000	7,984,725
			37,812,000
	Commercial Services 0.4%
	National Money Mart Co. 10.375%, due 12/15/16	23,490,000	25,721,550

	Computers 0.5%
	Seagate HDD Cayman
	7.00%, due 11/1/21 (f)	10,110,000	10,817,700
	7.75%, due 12/15/18	19,010,000	21,053,575
			31,871,275
	Diversified Financial Services 0.5%
	Smurfit Capital Funding PLC 7.50%, due 11/20/25	34,850,000	33,368,875

	Entertainment 0.4%
	MU Finance PLC 8.375%, due 2/1/17 (f)	26,310,000	27,888,600

	Forest Products & Paper 0.2%
	PE Paper Escrow GmbH 12.00%, due 8/1/14 (f)	10,805,000	11,723,425
	Sappi Papier Holding GmbH 6.625%, due 4/15/21 (f)	5,195,000	4,753,425
			16,476,850
	Health Care - Products 0.3%
	DJO Finance LLC/DJO Finance Corp. 10.875%, due 11/15/14	20,197,000	18,934,688

	Insurance 0.3%
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	9,497,000	10,441,097
	7.75%, due 7/15/37	4,810,000	4,526,335
	8.30%, due 4/15/26	5,395,000	5,679,192
			20,646,624
	Iron & Steel 0.2%
	APERAM 7.75%, due 4/1/18 (f)	13,035,000	11,144,925

	Media 0.6%
	Quebecor Media, Inc. 7.75%, due 3/15/16	39,000,000	40,170,000

	Mining 0.4%
	Novelis, Inc.
	8.375%, due 12/15/17	15,425,000	16,928,938
	8.75%, due 12/15/20	7,350,000	8,213,625
			25,142,563
	Oil & Gas 0.6%
	OGX Petroleo e Gas Participacoes S.A. 8.50%, due 6/1/18 (f)	37,200,000	38,427,600
	Precision Drilling Corp. 6.50%, due 12/15/21 (f)	1,715,000	1,762,162
			40,189,762
	Oil & Gas Services 0.4%
	Expro Finance Luxembourg SCA 8.50%, due 12/15/16 (f)	27,190,000	24,674,925

	Pharmaceuticals 0.6%
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (f)	20,110,000	19,632,387
	Warner Chilcott Co., LLC/Warner Chilcott Co., LLC 7.75%, due 9/15/18	19,250,000	20,356,875
			39,989,262
	Telecommunications 2.3%
	Inmarsat Finance PLC 7.375%, due 12/1/17 (f)	948,000	998,955
	Intelsat Jackson Holdings S.A
	7.25%, due 4/1/19 (f)	22,335,000	23,340,075
	7.50%, due 4/1/21 (f)	13,280,000	13,944,000
	11.25%, due 6/15/16	4,170,000	4,420,200
	Intelsat Luxembourg S.A. 11.25%, due 2/4/17	17,955,000	18,134,550
	Sable International Finance, Ltd.
	7.75%, due 2/15/17 (f)	23,755,000	24,348,875
	8.75%, due 2/1/20 (f)	9,110,000	9,451,625
	Satmex Escrow S.A. de C.V. 9.50%, due 5/15/17	17,450,000	18,148,000
	Virgin Media Finance PLC
	8.375%, due 10/15/19	15,258,000	17,088,960
	9.50%, due 8/15/16	10,315,000	11,655,950
	Virgin Media Secured Finance PLC 6.50%, due 1/15/18	12,788,000	13,747,100
			155,278,290
	Total Yankee Bonds (Cost $571,434,697)		595,302,414

	Total Long-Term Bonds (Cost $5,909,054,103)		6,172,586,995

		Shares	Value
	Common Stocks 0.1%
	Lodging 0.0%‡
	Majestic Star Casino LLC Membership Units (d)(e)	446,020	1,025,846

	Media 0.0%‡
	Adelphia Contingent Value Vehicle (d)(e)(g)	15,507,390	155,074

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (d)(e)(g)	717,799	4,263,726

	Total Common Stocks (Cost $12,742,180)		5,444,646

	Preferred Stocks 0.4%
	Real Estate Investment Trusts 0.3%
	Sovereign Real Estate Investment Corp. 12.00% (d)(f)	17,213	19,097,514

	Savings & Loans 0.1%
	GMAC Capital Trust I 8.125%	414,600	9,199,974

	Total Preferred Stocks (Cost $25,658,539)		28,297,488

		Number of Warrants	Value
	Warrants 0.0%‡
	Food 0.0%‡
	ASG Corp. Expires 5/15/18 (d)(g)	12,510	1,269,765

	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/12/39 (d)(e)(g)	1,141	12
	Unsecured Debt Expires 12/31/49 (d)(e)(g)	1,126	11
			23
	Total Warrants (Cost $3,435)		1,269,788

		Principal Amount	Value
	Short-Term Investment 6.5%
	Repurchase Agreement 6.5%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $440,483,068 (Collateralized by United States Treasury and Government Agency securities with rates between 0.87% and 5.375% and maturity dates between 7/30/12 and 2/15/21, with a Principal Amount of $418,295,000 and a Market Value of $449,299,404)	$440,482,946	440,482,946

	Total Short-Term Investment (Cost $440,482,946)		440,482,946

	Total Investments (Cost $6,387,941,203) (k)	98.5%	6,648,081,863
	Other Assets, Less Liabilities	1.5	101,546,224
	Net Assets	100.0%	$6,749,628,087

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect at January 31, 2012.
(b)	Issue in default.
(c)	Restricted security.
(d)	Illiquid security. The total market value of these securities at January 31, 2012 is $81,804,409, which represents 1.2% of the Fund's net assets.
(e)	Fair valued security. The total market value of these securities at January 31, 2012 is $50,732,719, which represents 0.8% of the Fund's net assets.
(f)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(g)	Non-income producing security.
(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2012. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(j)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	At January 31, 2012, cost is $6,392,304,523 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$363,875,142
Gross unrealized depreciation	(108,097,802)
Net unrealized appreciation	$255,777,340

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$51,069,324	$6,154		$51,075,478
Corporate Bonds (c)	—	5,349,265,995	26,774,896		5,376,040,891
Loan Assignments & Participations (d)	—	117,626,517	32,541,695	(e)	150,168,212
Yankee Bonds	—	595,302,414	—		595,302,414
Total Long-Term Bonds	—	6,113,264,250	59,322,745		6,172,586,995
Common Stocks (f)	—	—	5,444,646		5,444,646
Preferred Stocks	28,297,488	—	—		28,297,488
Warrants (g)	1,269,765	—	23		1,269,788
Short-Term Investment
Repurchase Agreement	—	440,482,946	—		440,482,946
Total Investments in Securities	$29,567,253	$6,553,747,196	$64,767,414		$6,648,081,863

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 security valued at $6,154 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.
(c)	The Level 3 securities valued at $23,166, $2,003,436, $742,314 $23,877,750 and $128,230 are held in Auto Parts & Equipment, Commercial Services, Entertainment, Food and Insurance, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(d)	The Level 3 security valued at $18,507,000 is held in Metal Fabricate & Hardware within the Loan Assignments & Participations section of the Portfolio of Investments.
(e) (f)

Includes $14,034,695 of Level 3 securities which represent Loan Assignments & Participations whose value was obtained from an independent pricing service which utilized a single broker quote to determine such value with significant unobservable inputs.

The Level 3 securities valued at $1,025,846, $155,074 and $4,263,726 are held in Lodging, Media and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.

(g)	The Level 3 securities valued at $23 are held in Media within the Warrants section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2012
Long-Term Bonds
Convertible Bonds
Internet	$6,154	$-	$-	$-	$-		$-		$-	$-	$6,154	$-
Corporate Bonds
Auto Parts & Equipment	23,166	-	-	-	-		-		-	-	23,166	-
Commercial Services	2,003,436	-	-	-	-		-		-	-	2,003,436	-
Entertainment	823,839	8,738	16,315	9,886	-		(116,464	)(a)	-	-	742,314	(41,368)
Food	23,818,500	-	-	59,250	-		-		-	-	23,877,750	59,250
Insurance	532,230	-	-	(404,000)	-		-		-	-	128,230	(404,000)
Loan Assignments & Participations
Finance	-	14,757	6,974	17,343	-		(372,125)		14,367,746	-	14,034,695	17,343
Machinery	38,675	(385,062)	(9,375,081)	9,721,468	-		-		-	-	-	9,721,468
Metal, Fabricate & Hardware	18,553,500	-	-	-	-		(46,500)		-	-	18,507,000	-
Common Stocks
Lodging	-	-	-	133,806	892,040	(b)	-		-	-	1,025,846	133,806
Media	155,074	-	-	-	-		-		-	-	155,074	-
Metal, Fabricate & Hardware	4,191,946	-	-	71,780	-		-		-	-	4,263,726	71,780
Warrants
Media	23	-	-	-	-		-		-	-	23	-
Total	$50,146,543	$(361,567)	$(9,351,792)	$9,609,533	$892,040		$(535,089)		$14,367,746	$-	$64,767,414	$9,558,279

(a) Sales include principal reductions.

(b) Purchases include securities received from a restructure.

As of January 31, 2012, the Fund held the following foreign currency:
		Currency		Cost		Value
Canadian Dollar	CAD	2,047	USD	2,164	USD	2,042

As of January 31, 2012, the Fund held the following restricted security:

	Date of	Principal			1/31/12	Percent of
Security	Acquisition	Amount	Cost		Value	Net Assets
At Home Corp.
Convertible Bond 4.75% due 12/31/49	7/25/01	$61,533,853	$0	(a)	$6,153	0.0	%‡

‡ Less than one-tenth of a percent.
(a) Less than one dollar.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Income Builder Fund
Portfolio of Investments ††† January 31, 2012 (Unaudited)
		Principal Amount	Value
	Long-Term Bonds 40.3%†
	Asset-Backed Securities 2.3%
	Home Equity 2.1%
	Ameriquest Mortgage Securities, Inc. Series 2003-8, Class AF5 5.14%, due 10/25/33 (a)	$193,740	$192,622
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.336%, due 10/25/36 (a)(b)	654,301	513,669
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 6.33%, due 4/25/32 (a)	241,287	237,909
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32 (a)	56,272	56,024
	Citicorp Residential Mortgage Securities, Inc. Series 2006-1, Class A3 5.706%, due 7/25/36 (a)	239,476	239,715
	Citifinancial Mortgage Securities, Inc. Series 2003-3, Class AF5 5.053%, due 8/25/33 (a)	302,931	300,469
	Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.346%, due 5/25/37 (a)(b)	2,048,855	1,645,647
	Countrywide Asset-Backed Certificates Series 2003-5, Class AF5 5.961%, due 2/25/34 (a)	485,496	466,757
	Equity One ABS, Inc.
	Series 2003-4, Class AF6 4.833%, due 10/25/34 (a)	390,217	392,001
	Series 2003-3, Class AF4 5.495%, due 12/25/33 (a)	480,347	466,069
	GSAA Home Equity Trust Series 2006-14, Class A1 0.326%, due 9/25/36 (a)(b)	7,360,002	2,759,750
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.376%, due 4/25/37 (a)(b)	590,994	393,491
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.376%, due 3/25/47 (a)(b)	1,595,462	1,064,208
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.326%, due 11/25/36 (a)(b)	963,005	317,653
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.386%, due 3/25/37 (a)(b)	4,985,702	2,630,526
	Residential Asset Mortgage Products, Inc.
	Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (a)	233,772	233,968
	Series 2003-RS7, Class AI6 5.34%, due 8/25/33 (a)(b)	164,328	161,514
	Residential Asset Securities Corp. Series 2002-KS2, Class AI6 6.228%, due 4/25/32 (a)(b)	151,295	155,456
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33 (a)	96,707	87,037
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.386%, due 1/25/37 (a)(b)	2,311,662	1,195,157
	Terwin Mortgage Trust Series 2005-14HE, Class AF2 4.849%, due 8/25/36 (a)	155,987	150,529
			13,660,171
	Student Loans 0.2%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.826%, due 5/25/29 (b)	1,449,515	1,320,547

	Total Asset-Backed Securities (Cost $18,316,507)		14,980,718

	Convertible Bonds 7.5%
	Aerospace & Defense 0.2%
	L-3 Communications Corp. 3.00%, due 8/1/35	1,326,000	1,292,850

	Apparel 0.1%
	Iconix Brand Group, Inc. 2.50%, due 6/1/16 (c)	729,000	721,710

	Auto Parts & Equipment 0.2%
	ArvinMeritor, Inc. 4.00%, due 2/15/27	1,390,000	1,002,538

	Biotechnology 0.3%
	Gilead Sciences, Inc. 1.00%, due 5/1/14	635,000	770,731
	Life Technologies Corp. 1.50%, due 2/15/24	1,179,000	1,184,895
			1,955,626
	Coal 0.3%
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	697,000	651,695
	Peabody Energy Corp. 4.75%, due 12/15/66	1,143,000	1,175,861
			1,827,556
	Computers 0.6%
	EMC Corp. 1.75%, due 12/1/13	1,418,000	2,357,425
	Mentor Graphics Corp. 4.00%, due 4/1/31 (c)	747,000	765,675
	NetApp, Inc. 1.75%, due 6/1/13	221,000	286,747
	SanDisk Corp. 1.50%, due 8/15/17	603,000	699,480
			4,109,327
	Distribution & Wholesale 0.3%
	WESCO International, Inc. 6.00%, due 9/15/29	826,000	1,935,938

	Electronics 0.2%
	TTM Technologies, Inc. 3.25%, due 5/15/15	1,356,000	1,471,260

	Health Care - Products 0.3%
	Teleflex, Inc. 3.875%, due 8/1/17	1,726,000	2,092,775

	Internet 0.1%
	VeriSign, Inc. 3.25%, due 8/15/37	612,000	761,175

	Iron & Steel 0.6%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	1,951,000	2,650,921
	ArcelorMittal 5.00%, due 5/15/14	975,000	1,061,531
	Steel Dynamics, Inc. 5.125%, due 6/15/14	71,000	83,070
	United States Steel Corp. 4.00%, due 5/15/14	286,000	342,843
			4,138,365
	Lodging 0.1%
¤	MGM Resorts International 4.25%, due 4/15/15	717,000	760,020

	Mining 0.5%
	Newmont Mining Corp. 1.25%, due 7/15/14	2,247,000	3,207,592

	Miscellaneous - Manufacturing 0.6%
	Danaher Corp. (zero coupon), due 1/22/21	1,694,000	2,589,702
	Ingersoll-Rand Co. 4.50%, due 4/15/12	608,000	1,197,760
			3,787,462
	Oil & Gas 0.5%
	Chesapeake Energy Corp. 2.75%, due 11/15/35	1,278,000	1,217,295
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	1,264,000	1,720,620
			2,937,915
	Pharmaceuticals 0.4%
	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	423,000	783,608
	Salix Pharmaceuticals, Ltd. 2.75%, due 5/15/15	667,000	872,103
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	995,000	1,096,987
			2,752,698
	Real Estate Investment Trusts 0.2%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (c)	1,305,000	1,438,763

	Retail 0.3%
	Costco Wholesale Corp. (zero coupon), due 8/19/17	926,000	1,735,093

	Semiconductors 0.7%
	Intel Corp. 3.25%, due 8/1/39 (c)	1,131,000	1,518,367
	Microchip Technology, Inc. 2.125%, due 12/15/37	667,000	908,788
	ON Semiconductor Corp. 2.625%, due 12/15/26	1,313,000	1,506,069
	Xilinx, Inc. 2.625%, due 6/15/17	297,000	403,920
			4,337,144
	Software 0.4%
	Symantec Corp. 1.00%, due 6/15/13	1,134,000	1,272,915
	SYNNEX Corp. 4.00%, due 5/15/18	1,121,000	1,481,121
			2,754,036
	Telecommunications 0.6%
	Alcatel-Lucent USA, Inc. 2.875%, due 6/15/25	918,000	843,412
	Ciena Corp. 4.00%, due 3/15/15 (c)	594,000	634,095
	SBA Communications Corp. 1.875%, due 5/1/13	1,909,000	2,269,324
			3,746,831
	Total Convertible Bonds (Cost $45,907,629)		48,766,674

	Corporate Bonds 20.5%
	Advertising 0.1%
	Lamar Media Corp. Series C 6.625%, due 8/15/15	300,000	307,500

	Agriculture 0.1%
	Lorillard Tobacco Co. 8.125%, due 6/23/19	255,000	310,678

	Airlines 1.8%
	Continental Airlines, Inc.
	Series A 7.25%, due 5/10/21	2,066,895	2,263,250
	7.875%, due 1/2/20	1,586,208	1,578,277
	Delta Air Lines, Inc. 12.25%, due 3/15/15 (c)	4,605,000	4,904,325
	U.S. Airways Group, Inc. Series A 6.25%, due 10/22/24	1,451,584	1,386,263
	UAL 2009-1 Pass Through Trust 10.40%, due 5/1/18	1,278,481	1,441,487
			11,573,602
	Auto Manufacturers 0.3%
	Ford Motor Co.
	6.625%, due 10/1/28	1,500,000	1,604,298
	8.90%, due 1/15/32	215,000	264,450
			1,868,748
	Auto Parts & Equipment 0.0%‡
	Goodyear Tire & Rubber Co. (The) 10.50%, due 5/15/16	78,000	85,410

	Banks 1.6%
	AgriBank FCB 9.125%, due 7/15/19	300,000	391,338
	Ally Financial, Inc.
	4.50%, due 2/11/14	322,000	321,961
	6.75%, due 12/1/14	318,000	329,086
	7.50%, due 9/15/20	724,000	776,490
	Bank of America Corp.
	5.625%, due 7/1/20	1,200,000	1,216,052
	6.50%, due 8/1/16	135,000	143,949
	7.625%, due 6/1/19	1,015,000	1,147,190
	8.00%, due 12/29/49 (b)	1,500,000	1,481,835
	CIT Group, Inc.
	7.00%, due 5/2/16 (c)	800,000	803,000
	7.00%, due 5/2/17 (c)	650,000	651,625
	Citigroup, Inc. 8.50%, due 5/22/19	100,000	122,183
	Fifth Third Bancorp 6.25%, due 5/1/13	255,000	269,008
	JPMorgan Chase & Co. 7.90%, due 4/29/49 (b)	1,500,000	1,624,815
	Wells Fargo & Co. 7.98%, due 12/31/49 (b)	1,200,000	1,299,000
			10,577,532
	Building Materials 1.0%
	Boise Cascade LLC 7.125%, due 10/15/14	1,255,000	1,259,706
¤	USG Corp.
	6.30%, due 11/15/16	4,695,000	4,207,894
	9.75%, due 1/15/18	1,330,000	1,231,912
			6,699,512
	Chemicals 0.3%
	Dow Chemical Co. (The)
	4.125%, due 11/15/21	1,605,000	1,689,160
	8.55%, due 5/15/19	225,000	298,259
	Huntsman International LLC 5.50%, due 6/30/16	80,000	79,200
	Solutia, Inc. 8.75%, due 11/1/17	105,000	118,913
			2,185,532
	Coal 0.2%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19	1,100,000	1,091,750
	6.25%, due 6/1/21	180,000	178,200
	Arch Western Finance LLC 6.75%, due 7/1/13	118,000	118,885
			1,388,835
	Commercial Services 0.4%
	Avis Budget Car Rental LLC 7.625%, due 5/15/14	509,000	515,999
	Hertz Corp. (The) 7.375%, due 1/15/21	700,000	736,750
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, due 11/15/49 (c)(d)(e)(f)	110,000	1,760
	ServiceMaster Co. (The) 10.75%, due 7/15/15 (c)(g)	240,000	250,800
	United Rentals North America, Inc. 9.25%, due 12/15/19	1,100,000	1,215,500
			2,720,809
	Computers 0.1%
	SunGard Data Systems, Inc.
	7.375%, due 11/15/18	200,000	211,000
	7.625%, due 11/15/20	200,000	212,500
			423,500
	Diversified Financial Services 0.3%
	Alterra Finance LLC 6.25%, due 9/30/20	200,000	211,560
	GE Capital Trust II 5.50%, due 9/15/67 (b)	€640,000	735,019
	General Electric Capital Corp. 6.50%, due 9/15/67 (b)	£760,000	1,101,800
			2,048,379
	Electric 0.6%
	Allegheny Energy Supply Co. LLC 5.75%, due 10/15/19 (c)	$305,000	328,446
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, due 12/1/20	1,563,000	1,684,133
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (b)	1,554,717	1,589,698
			3,602,277
	Entertainment 0.3%
	Cinemark USA, Inc. 8.625%, due 6/15/19	140,000	154,000
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14	240,000	236,400
	Mohegan Tribal Gaming Authority 6.125%, due 2/15/13	1,370,000	1,123,400
	Pinnacle Entertainment, Inc. 8.625%, due 8/1/17	120,000	129,000
	Shingle Springs Tribal Gaming Authority 9.375%, due 6/15/15 (c)	400,000	264,000
	Tunica-Biloxi Gaming Authority 9.00%, due 11/15/15 (c)	123,000	119,310
			2,026,110
	Environmental Controls 0.2%
	EnergySolutions, Inc./EnergySolutions LLC 10.75%, due 8/15/18	1,400,000	1,344,000

	Finance - Consumer Loans 0.8%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (b)	2,400,000	2,076,000
	SLM Corp. 6.25%, due 1/25/16	1,700,000	1,735,246
	Springleaf Finance Corp. 6.90%, due 12/15/17	1,965,000	1,522,875
			5,334,121
	Finance - Credit Card 0.3%
	American Express Co. 6.80%, due 9/1/66 (b)	1,600,000	1,616,000

	Finance - Other Services 0.2%
	Cantor Fitzgerald, L.P. 7.875%, due 10/15/19 (c)	1,200,000	1,204,645
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25%, due 4/1/15	350,000	360,500
			1,565,145
	Food 0.4%
	JBS USA LLC/JBS USA Finance, Inc. 8.25%, due 2/1/20 (c)	945,000	952,087
	Smithfield Foods, Inc. 7.75%, due 7/1/17	1,500,000	1,696,875
			2,648,962
	Forest Products & Paper 0.3%
	Boise Paper Holdings LLC/Boise Co-Issuer Co. 8.00%, due 4/1/20	1,400,000	1,498,000
	Clearwater Paper Corp. 10.625%, due 6/15/16	155,000	173,600
			1,671,600
	Health Care - Products 0.1%
	Bausch & Lomb, Inc. 9.875%, due 11/1/15	560,000	586,600

	Health Care - Services 0.0%‡
	CIGNA Corp. 4.375%, due 12/15/20	270,000	283,576

	Home Builders 1.3%
¤	K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16	6,530,000	5,697,425
	MDC Holdings, Inc. 5.625%, due 2/1/20	2,750,000	2,544,594
			8,242,019
	Household Products & Wares 0.0%‡
	Yankee Acquisition Corp. 8.50%, due 2/15/15	300,000	306,375

	Insurance 3.0%
	Allstate Corp. (The) 6.50%, due 5/15/67 (b)	3,790,000	3,581,550
	American International Group, Inc.
	4.875%, due 3/15/67 (b)	€1,300,000	1,122,306
	Series A2 5.75%, due 3/15/67 (b)	£700,000	768,833
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41	$4,100,000	3,931,802
	Hartford Life, Inc. 7.65%, due 6/15/27	355,000	398,056
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (c)	1,760,000	1,645,600
	10.75%, due 6/15/88 (b)(c)	750,000	956,250
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (c)	2,575,000	3,121,170
	Progressive Corp. (The) 6.70%, due 6/15/67 (b)	3,700,000	3,792,500
	Teachers Insurance & Annuity Association of America 6.85%, due 12/16/39 (c)	300,000	395,066
			19,713,133
	Leisure Time 0.0%‡
	Travelport LLC 9.875%, due 9/1/14	400,000	240,000

	Lodging 1.6%
	Harrah's Operating Co., Inc.
	10.00%, due 12/15/18	1,800,000	1,390,500
	11.25%, due 6/1/17	240,000	260,100
¤	MGM Resorts International
	7.50%, due 6/1/16	8,530,000	8,551,325
	8.625%, due 2/1/19 (c)	80,000	83,200
	10.375%, due 5/15/14	40,000	45,600
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875%, due 11/1/17	240,000	266,400
			10,597,125
	Machinery - Construction & Mining 0.3%
	Terex Corp. 8.00%, due 11/15/17	1,800,000	1,818,000

	Machinery - Diversified 0.0%‡
	Manitowoc Co., Inc. (The) 7.125%, due 11/1/13	240,000	241,200

	Media 1.2%
	Cequel Communications Holdings/LLC and Cequel Capital Corp. 8.625%, due 11/15/17 (c)	3,625,000	3,860,625
	Clear Channel Communications, Inc.
	5.50%, due 12/15/16	335,000	184,250
	6.875%, due 6/15/18	2,070,000	1,086,750
	DISH DBS Corp. 7.125%, due 2/1/16	1,400,000	1,536,500
	Mediacom Broadband LLC 8.50%, due 10/15/15	300,000	309,375
	NBC Universal Media LLC 5.15%, due 4/30/20	160,000	183,261
	Nielsen Finance LLC 11.50%, due 5/1/16	140,000	160,650
	Time Warner Cable, Inc. 8.25%, due 2/14/14	340,000	385,588
	Time Warner, Inc. 7.70%, due 5/1/32	300,000	398,188
			8,105,187
	Mining 0.2%
	Century Aluminum Co. 8.00%, due 5/15/14	1,313,000	1,335,978

	Miscellaneous - Manufacturing 0.6%
	Amsted Industries, Inc. 8.125%, due 3/15/18 (c)	3,500,000	3,780,000

	Office & Business Equipment 0.1%
	Xerox Corp. 4.25%, due 2/15/15	300,000	316,745

	Oil & Gas 1.2%
¤	Linn Energy LLC/Linn Energy Finance Corp. 8.625%, due 4/15/20	6,190,000	6,870,900
	Nabors Industries, Inc. 5.00%, due 9/15/20	1,000,000	1,051,827
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	110,000	123,475
			8,046,202
	Oil & Gas Services 0.4%
	Basic Energy Services, Inc. 7.125%, due 4/15/16	1,730,000	1,747,300
	Geokinetics Holdings USA, Inc. 9.75%, due 12/15/14	1,140,000	792,300
			2,539,600
	Packaging & Containers 0.1%
	Pregis Corp. 12.375%, due 10/15/13	245,000	233,975
	Solo Cup Co. 10.50%, due 11/1/13	165,000	167,475
			401,450
	Pipelines 0.4%
	Energy Transfer Partners, L.P. 4.65%, due 6/1/21	2,250,000	2,297,020
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. 6.25%, due 6/15/22	140,000	148,750
	ONEOK, Inc. 6.00%, due 6/15/35	350,000	377,178
			2,822,948
	Real Estate Investment Trusts 0.1%
	Health Care Property Investors, Inc. 6.00%, due 1/30/17	290,000	323,489
	ProLogis, L.P. 7.375%, due 10/30/19	195,000	228,588
			552,077
	Retail 0.1%
	CVS Caremark Corp. 5.789%, due 1/10/26 (c)(e)	263,722	276,963
	Wal-Mart Stores, Inc. 6.75%, due 10/15/23	314,000	427,436
			704,399
	Semiconductors 0.3%
	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (c)	1,600,000	1,748,000

	Storage & Warehousing 0.0%‡
	Mobile Mini, Inc. 6.875%, due 5/1/15	300,000	303,000

	Telecommunications 0.2%
	EH Holding Corp. 7.625%, due 6/15/21 (c)	1,200,000	1,266,000
	Qwest Communications International, Inc. Series B 7.50%, due 2/15/14	200,000	200,898
			1,466,898
	Total Corporate Bonds (Cost $127,723,663)		134,148,764

	Foreign Bonds 0.8%
	Banks 0.5%
	EGG Banking PLC 6.875%, due 12/29/21 (b)	£1,200,000	1,725,986
	Societe Generale S.A. 5.75%, due 12/31/49 (b)	1,175,000	1,740,474
			3,466,460
	Packaging & Containers 0.3%
	Rexam PLC 6.75%, due 6/29/67 (b)	€1,250,000	1,581,922

	Total Foreign Bonds (Cost $5,078,106)		5,048,382

	Foreign Government Bonds 0.1%
	Foreign Sovereign 0.1%
	Republic of Panama 9.375%, due 4/1/29	$260,000	410,800
	Republic of Venezuela 6.00%, due 12/9/20	309,000	203,168

	Total Foreign Government Bonds (Cost $528,705)		613,968

	Loan Assignments & Participations 2.1% (h)
	Aerospace & Defense 0.6%
	Hawker Beechcraft Acquisition Co. LLC
	LC Facility Deposits 2.579%, due 3/26/14	293,070	227,967
	Term Loan 2.579%, due 3/26/14	4,738,286	3,685,709
			3,913,676
	Airlines 0.3%
	U.S. Airways Group, Inc. Term Loan 2.77%, due 3/21/14	1,972,222	1,775,986

	Auto Manufacturers 0.4%
	Allison Transmission, Inc. Term Loan B 2.79%, due 8/7/14	2,890,555	2,857,313

	Containers, Packaging & Glass 0.2%
	Reynolds Group Holdings, Inc. Tranche B Term Loan 6.50%, due 2/9/18	1,178,186	1,181,684

	Media 0.2%
	Clear Channel Communications, Inc. Delayed Draw Term Loan 2 3.92%, due 1/29/16	1,995,532	1,476,694

	Telecommunications 0.4%
	Intelsat Jackson Holdings S.A. Tranche B Term Loan 5.25%, due 4/2/18	2,481,250	2,482,801

	Total Loan Assignments & Participations (Cost $14,738,928)		13,688,154

	Mortgage-Backed Securities 1.7%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.7%
	Banc of America Commercial Mortgage, Inc. Series 2007-2, Class A4 5.807%, due 4/10/49 (i)	400,000	443,961
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.506%, due 12/25/36 (b)(c)(d)	305,139	203,409
	Bear Stearns Commercial Mortgage Securities
	Series 2006-PW12, Class AAB 5.877%, due 9/11/38 (i)	220,574	235,635
	Series 2007-PW16, Class A4 5.904%, due 6/11/40 (i)	400,000	451,952
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.276%, due 12/10/49 (i)	200,000	230,810
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class AM 5.399%, due 7/15/44 (i)	1,000,000	1,072,297
	Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class AAB 5.291%, due 12/10/46	498,445	534,012
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)	860,000	1,001,367
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2004-C3, Class A5 4.878%, due 1/15/42	510,000	550,336
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	500,000	529,429
	Series 2007-LD12, Class A3 6.184%, due 2/15/51 (i)	500,000	531,603
	LB-UBS Commercial Mortgage Trust
	Series 2006-C7, Class A3 5.347%, due 11/15/38	500,000	552,602
	Series 2007-C6, Class AAB 5.855%, due 7/15/40	500,000	538,776
	Series 2007-C6, Class A3 5.933%, due 7/15/40	500,000	540,604
	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8, Class A2 6.127%, due 8/12/49 (i)	451,650	485,460
	Morgan Stanley Capital I
	Series 2007-IQ14, Class AAB 5.654%, due 4/15/49 (b)	500,000	537,552
	Series 2006-HQ9, Class AM 5.773%, due 7/12/44 (b)	500,000	541,640
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.59%, due 2/25/42 (b)(c)(d)(e)	703,342	620,699
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (c)	280,000	315,544
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class AM 5.339%, due 11/15/48	500,000	507,010
	WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A1 2.304%, due 11/25/36 (i)	873,955	590,805

	Total Mortgage-Backed Securities (Cost $10,330,619)		11,015,503

	U.S. Government & Federal Agencies 2.6%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
	6.50%, due 11/1/16	22,882	25,143
	6.50%, due 2/1/27	330	375
	6.50%, due 5/1/29	37,948	43,421
	6.50%, due 6/1/29	51,301	58,700
	6.50%, due 7/1/29	77,286	88,429
	6.50%, due 8/1/29	35,764	40,922
	6.50%, due 9/1/29	2,879	3,294
	6.50%, due 6/1/32	15,791	17,989
	6.50%, due 1/1/37	13,918	15,647
	7.00%, due 3/1/26	345	398
	7.00%, due 9/1/26	11,940	13,822
	7.00%, due 10/1/26	12	13
	7.00%, due 7/1/32	38,484	44,781
	7.50%, due 1/1/16	3,216	3,446
	7.50%, due 5/1/32	18,856	22,674
	8.00%, due 11/1/12	73	73
			379,127
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	4.50%, due 7/1/20	12,954	13,898
	4.50%, due 3/1/21	26,482	28,412
	6.00%, due 4/1/19	3,376	3,714
	7.00%, due 10/1/37	4,208	4,798
	7.00%, due 11/1/37	42,020	47,910
	7.50%, due 10/1/15	20,747	22,254
			120,986
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.1%
	5.00%, due 12/15/37	24,983	27,709
	5.50%, due 9/15/35	47,352	52,997
	6.50%, due 4/15/29	168	196
	6.50%, due 5/15/29	465	544
	6.50%, due 8/15/29	30	35
	6.50%, due 10/15/31	7,826	9,132
	7.00%, due 9/15/23	3,732	4,295
	7.00%, due 7/15/25	2,006	2,329
	7.00%, due 12/15/25	4,586	5,324
	7.00%, due 11/15/27	14,753	17,306
	7.00%, due 12/15/27	72,478	85,022
	7.00%, due 6/15/28	4,807	5,655
	7.50%, due 3/15/26	9,124	9,620
	7.50%, due 6/15/26	524	621
	7.50%, due 10/15/30	29,285	32,932
	8.00%, due 8/15/26	2,009	2,083
	8.00%, due 9/15/26	156	160
	8.00%, due 10/15/26	13,870	16,592
	8.50%, due 11/15/26	23,748	24,533
			297,085
¤	United States Treasury Bonds 2.3%
	3.75%, due 8/15/41	12,590,000	14,677,183
	4.375%, due 5/15/40	475,000	612,972
			15,290,155
	United States Treasury Notes 0.1%
	1.25%, due 3/15/14	235,000	240,067
	3.625%, due 8/15/19	385,000	448,736
			688,803
	Total U.S. Government & Federal Agencies (Cost $16,567,945)		16,776,156

	Yankee Bonds 2.7% (j)
	Banks 0.1%
	HSBC Holdings PLC 5.10%, due 4/5/21	115,000	124,958
	Lloyds TSB Bank PLC 4.375%, due 1/12/15 (c)	500,000	504,480
	Royal Bank of Scotland PLC (The) 4.875%, due 8/25/14 (c)	275,000	277,666
			907,104
	Diversified Financial Services 0.1%
	Irish Life & Permanent Group Holdings PLC 3.60%, due 1/14/13 (c)	400,000	375,080

	Electric 0.0%‡
	TransAlta Corp. 5.75%, due 12/15/13	280,000	298,769

	Food 0.3%
	Grupo Bimbo SAB de C.V. 4.50%, due 1/25/22 (c)	1,640,000	1,673,846

	Holding Company - Diversified 0.0%‡
	Hutchison Whampoa International, Ltd. 7.625%, due 4/9/19 (c)	215,000	263,166

	Insurance 0.4%
	Oil Insurance, Ltd. 3.563%, due 12/29/49 (b)(c)	1,320,000	1,187,736
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (b)(c)	1,350,000	1,214,281
			2,402,017
	Internet 0.0%‡
	UPC Holding B.V. 9.875%, due 4/15/18 (c)	240,000	261,000

	Investment Company 0.4%
	CDP Financial, Inc. 4.40%, due 11/25/19 (c)	2,300,000	2,516,952

	Mining 1.0%
	Anglo American Capital PLC 9.375%, due 4/8/19 (c)	250,000	322,199
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	1,300,000	1,809,124
	Vedanta Resources PLC 8.25%, due 6/7/21 (c)	1,690,000	1,368,900
	Xstrata Finance Canada, Ltd. 5.80%, due 11/15/16 (c)	2,700,000	3,013,867
			6,514,090
	Miscellaneous - Manufacturing 0.1%
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (c)	300,000	368,488

	Oil & Gas 0.3%
	ENI S.p.A. 4.15%, due 10/1/20 (c)	175,000	176,209
	Gazprom International S.A. 7.201%, due 2/1/20 (c)	256,760	278,703
	OGX Petroleo e Gas Participacoes S.A. 8.50%, due 6/1/18 (c)	1,345,000	1,389,385
	TNK-BP Finance S.A. 7.50%, due 7/18/16 (c)	200,000	220,000
			2,064,297
	Transportation 0.0%‡
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (c)	375,000	318,750

	Total Yankee Bonds (Cost $18,080,589)		17,963,559

	Total Long-Term Bonds (Cost $257,272,691)		263,001,878

		Shares	Value
	Common Stocks 48.8%
	Aerospace & Defense 1.5%
	BAE Systems PLC	690,400	3,348,657
	Lockheed Martin Corp.	50,150	4,128,348
	Meggitt PLC	390,550	2,234,007
	Triumph Group, Inc.	5,012	313,601
			10,024,613
	Agriculture 4.1%
	Altria Group, Inc.	175,098	4,972,783
	British American Tobacco PLC	58,747	2,700,371
¤	Imperial Tobacco Group PLC	174,700	6,249,138
	Lorillard, Inc.	37,490	4,026,051
	Philip Morris International, Inc.	58,313	4,360,063
	Reynolds American, Inc.	108,670	4,263,124
			26,571,530
	Auto Manufacturers 0.9%
	Daimler A.G	75,000	4,144,392
	Ford Motor Co.	125,000	1,552,500
			5,696,892
	Banks 0.6%
	CIT Group, Inc. (f)	28,100	1,071,734
	Citigroup, Inc.	41,000	1,259,520
	Westpac Banking Corp.	78,656	1,766,134
			4,097,388
	Beverages 2.0%
	Anheuser-Busch InBev N.V	78,647	4,768,732
	Coca-Cola Co. (The)	26,560	1,793,597
	Coca-Cola Enterprises, Inc.	64,950	1,740,011
	Diageo PLC, Sponsored ADR (k)	39,000	3,455,010
	PepsiCo., Inc.	24,000	1,576,080
			13,333,430
	Building Materials 0.1%
	U.S. Concrete, Inc. (d)(f)	83,147	332,588

	Chemicals 2.0%
	Air Liquide S.A	15,013	1,889,544
	BASF S.E	59,144	4,547,414
	Bayer A.G	26,350	1,845,369
	E.I. du Pont de Nemours & Co.	87,816	4,468,956
			12,751,283
	Commercial Services 0.7%
	Automatic Data Processing, Inc.	36,650	2,007,687
	R.R. Donnelley & Sons Co.	208,100	2,364,016
			4,371,703
	Computers 0.3%
	Diebold, Inc.	58,300	1,847,527

	Distribution & Wholesale 0.3%
	Genuine Parts Co.	35,150	2,241,867

	Electric 4.7%
	CMS Energy Corp.	116,400	2,541,012
	CPFL Energia S.A	117,900	1,740,968
	Duke Energy Corp.	87,222	1,858,701
	Enel S.p.A	371,050	1,517,210
	Integrys Energy Group, Inc.	35,822	1,859,520
	National Grid PLC	502,200	5,001,440
	Progress Energy, Inc.	68,784	3,737,035
	SCANA Corp.	45,008	2,017,709
	Scottish & Southern Energy PLC	158,400	3,052,692
	Southern Co.	36,050	1,642,438
	TECO Energy, Inc.	160,350	2,894,317
	Terna S.p.A	855,650	3,136,090
			30,999,132
	Electrical Components & Equipment 0.5%
	Emerson Electric Co.	69,123	3,551,540

	Engineering & Construction 0.5%
	Vinci S.A	73,295	3,399,674

	Environmental Controls 0.4%
	Waste Management, Inc.	74,600	2,593,096

	Finance - Other Services 0.4%
	NYSE Euronext	90,250	2,397,040

	Food 2.0%
	H.J. Heinz Co.	33,000	1,711,050
	Nestle S.A. Registered	90,005	5,157,810
	Orkla ASA	312,350	2,531,488
	Unilever PLC	52,750	1,700,707
	WM Morrison Supermarkets PLC	412,850	1,860,628
			12,961,683
	Food Services 0.3%
	Compass Group PLC	237,900	2,208,061

	Gas 0.6%
	NiSource, Inc.	70,291	1,597,714
	Vectren Corp.	82,500	2,358,675
			3,956,389
	Health Care - Products 0.4%
	Johnson & Johnson	38,817	2,558,428

	Household Products & Wares 1.1%
	Kimberly-Clark Corp.	68,595	4,908,658
	Reckitt Benckiser Group PLC	45,250	2,407,256
			7,315,914
	Insurance 1.6%
	Arthur J. Gallagher & Co.	104,400	3,480,696
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	19,950	2,599,121
	SCOR SE	112,550	2,831,795
	Travelers Cos., Inc. (The)	29,800	1,737,340
			10,648,952
	Investment Company 0.0%‡
	BGP Holdings PLC (d)(e)(f)	20,068	3

	Media 3.3%
	Comcast Corp. Class A	113,400	2,890,566
	Dex One Corp. (f)	2,323	3,903
¤	Pearson PLC	314,450	5,812,339
	Regal Entertainment Group Class A	238,150	2,964,967
	Shaw Communications, Inc.	112,300	2,228,752
	Time Warner, Inc.	66,000	2,445,960
¤	Vivendi S.A	252,279	5,279,895
			21,626,382
	Miscellaneous - Manufacturing 0.5%
	Honeywell International, Inc.	58,750	3,409,850

	Office Equipment/Supplies 0.4%
	Pitney Bowes, Inc.	136,977	2,598,454

	Oil & Gas 2.7%
	ConocoPhillips	46,100	3,144,481
	Diamond Offshore Drilling, Inc.	40,300	2,510,690
	ExxonMobil Corp.	22,505	1,884,569
	Royal Dutch Shell PLC Class A, ADR (k)	69,650	4,970,224
	Total S.A	93,468	4,939,947
			17,449,911
	Oil & Gas Services 0.1%
	Core Laboratories N.V	6,381	677,854

	Pharmaceuticals 3.5%
	Abbott Laboratories	35,600	1,927,740
	AstraZeneca PLC, Sponsored ADR (k)	93,050	4,480,358
	Bristol-Myers Squibb Co.	75,035	2,419,128
	GlaxoSmithKline PLC	138,700	3,081,746
	Merck & Co., Inc.	64,709	2,475,766
	Novartis A.G	56,600	3,062,119
	Roche Holding A.G., Genusscheine	18,650	3,156,621
	Sanofi S.A	33,850	2,500,349
			23,103,827
	Pipelines 2.1%
	Enterprise Products Partners, L.P.	54,650	2,639,595
	Kinder Morgan Energy Partners, L.P.	45,450	3,862,341
	MarkWest Energy Partners, L.P.	34,300	1,988,028
	Spectra Energy Corp.	63,000	1,983,870
	Williams Partners, L.P.	48,650	3,035,273
			13,509,107
	Retail 0.3%
	McDonald's Corp.	21,642	2,143,640

	Semiconductors 1.0%
	Microchip Technology, Inc.	46,500	1,716,315
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (k)	329,000	4,632,320
			6,348,635
	Software 0.9%
	Microsoft Corp.	100,523	2,968,444
	Oracle Corp.	109,103	3,076,705
			6,045,149
	Telecommunications 7.4%
	AT&T, Inc.	121,727	3,579,991
¤	BCE, Inc.	158,150	6,447,763
	CenturyLink, Inc.	132,901	4,921,324
	China Mobile, Ltd., Sponsored ADR (k)	71,800	3,667,544
	Deutsche Telekom A.G., Registered	181,100	2,036,761
	France Telecom S.A	214,790	3,221,160
	Mobistar S.A	36,200	1,810,481
	Philippine Long Distance Telephone Co., Sponsored ADR (k)	36,650	2,328,008
	Rogers Communications, Inc. Class B	73,950	2,843,096
	Swisscom A.G	11,350	4,479,582
	Telefonica S.A	112,975	1,969,866
	Verizon Communications, Inc.	130,574	4,917,417
¤	Vodafone Group PLC	2,280,227	6,137,157
			48,360,150
	Toys, Games & Hobbies 0.5%
	Mattel, Inc.	110,150	3,414,650

	Transportation 0.6%
	FirstGroup PLC	762,450	3,724,555

	Water 0.5%
	United Utilities Group PLC	325,150	3,084,477

	Total Common Stocks (Cost $290,590,914)		319,355,374

	Convertible Preferred Stocks 1.5%
	Auto Manufacturers 0.1%
	General Motors Co. 4.75%	8,400	336,504

	Auto Parts & Equipment 0.1%
	Goodyear Tire & Rubber Co. (The) 5.875%	13,000	597,480

	Banks 0.6%
	Bank of America Corp. 7.25% Series L	800	737,176
	Citigroup, Inc. 7.00%	13,200	1,223,112
	Wells Fargo & Co. 7.50% Series L	1,800	1,971,000
			3,931,288
	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. 4.75%	6,200	732,778

	Insurance 0.2%
	Hartford Financial Services Group, Inc. 7.25%	75,400	1,554,748

	Investment Management/Advisory Services 0.2%
	Affiliated Managers Group, Inc. 5.10%	30,100	1,425,235

	Media 0.0%‡
	Nielsen Holdings N.V. 6.25%	4,600	259,613

	Oil & Gas 0.1%
	Chesapeake Energy Corp. (c) 2.75%	500	494,514

	Telecommunications 0.1%
	Crown Castle International Corp. 6.25%	8,300	543,650

	Total Convertible Preferred Stocks (Cost $10,924,161)		9,875,810

	Preferred Stock 0.3%
	Insurance 0.3%
	MetLife, Inc. 6.50%	89,400	2,283,276

	Total Preferred Stock (Cost $2,115,430)		2,283,276

		Number of Warrants	Value
	Warrants 0.0%‡
	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/12/39 (d)(e)(f)	6	0	(l)
	Unsecured Debt Expires 12/31/49 (d)(e)(f)	6	0	(l)

	Total Warrants (Cost $21)		0	(l)

		Principal Amount	Value
	Short-Term Investment 6.4%
	Repurchase Agreement 6.4%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at maturity $42,207,473 (Collateralized by United States Government and Federal Agency Securities with rates between 0.75% - 1.875% and maturity dates between 11/21/12 - 10/31/17, with Principal Amount of $42,505,000 and a Market Value of $43,061,330)	$42,207,462	42,207,462

	Total Short-Term Investment (Cost $42,207,462)		42,207,462

	Total Investments (Cost $603,110,679) (o)	97.3%	636,723,800
	Other Assets, Less Liabilities	2.7	17,872,313
	Net Assets	100.0%	$654,596,113

		Contracts Long	Unrealized Appreciation (Depreciation) (m)
	Futures Contracts 0.6%
	Standard & Poor's 500 Index Mini March 2012 (n)	1,750	$3,940,026
	United States Treasury Note March 2012 (10 Year) (n)	95	215,739

	Total Futures Contracts Long (Settlement Value $127,031,250)		4,155,765

		Contracts Short	Unrealized Appreciation (Depreciation)(m)
	United States Treasury Notes March 2012 (5 Year) (n)	(150)	(204,278)

	Total Futures Contracts Short (Settlement Value $18,607,031)		(204,278)

	Total Futures Contracts (Settlement Value $108,424,219)		$3,951,487

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities at January 31, 2012 is $13,660,171, which represents 2.1% of the Fund's net assets.
(b)	Floating rate - Rate shown is the rate in effect at January 31, 2012.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Illiquid security. The total market value of these securities at January 31, 2012 is $1,158,459, which represents 0.2% of the Fund's net assets.
(e)	Fair valued security. The total market value of these securities at January 31, 2012 is $899,425, which represents 0.1% of the Fund's net assets.
(f)	Non-income producing security.
(g)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(h)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2012. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(i)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at January 31, 2012.
(j)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	ADR - American Depositary Receipt.
(l)	Less than one dollar.
(m)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2012.
(n)	At January 31, 2012, cash in the amount of $7,044,750 is on deposit with the broker for futures transactions.
(o)	At January 31, 2012, cost is $603,026,202 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$61,302,161
Gross unrealized depreciation	(27,604,563)
Net unrealized appreciation	$33,697,598

-The following abbreviations are used in the above portfolio:
€	-Euro
C$	-Canadian Dollar
£	-British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets and liabilities. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$14,980,718	$—		$14,980,718
Convertible Bonds	—	48,766,674	—		48,766,674
Corporate Bonds (b)	—	133,870,041	278,723		134,148,764
Foreign Bonds	—	5,048,382	—		5,048,382
Foreign Government Bonds	—	613,968	—		613,968
Loan Assignments & Participations	—	13,688,154	—		13,688,154
Mortgage-Backed Securities (c)	—	10,394,804	620,699		11,015,503
U.S. Government & Federal Agencies	—	16,776,156	—		16,776,156
Yankee Bonds	—	17,963,559	—		17,963,559
Total Long-Term Bonds	—	262,102,456	899,422		263,001,878
Common Stocks (d)	319,355,371	—	3		319,355,374
Convertible Preferred Stocks	9,875,810	—	—		9,875,810
Preferred Stock	2,283,276	—	—		2,283,276
Warrants (e)	—	—	0	(e)	0	(e)
Short-Term Investment
Repurchase Agreement	—	42,207,462	—		42,207,462
Total Investments in Securities	331,514,457	304,309,918	899,425		636,723,800
Other Financial Instruments
Futures Contracts Long (f)	4,155,765	—	—		4,155,765
Total Investments in Securities and Other Financial Instruments	$335,670,222	$304,309,918	$899,425		$640,879,565

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (g)	$—	$(1,441,949)	$—	$(1,441,949)
Futures Contracts Short (f)	(204,278)	—	—	(204,278)
Total Other Financial Instruments	$(204,278)	$(1,441,949)	$—	$(1,646,227)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $1,760 and $276,963 are held in Commercial Services and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(c)	The Level 3 security valued at $620,699 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.
(d)	The Level 3 security valued at $3 is held in Investment Company within the Common Stocks section of the Portfolio of Investments.
(e)	The Level 3 securities valued at less than one dollar are held in Media within the Warrants section of the Portfolio of Investments.
(f)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
(g)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the table of foreign currency forward contracts.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2012, foreign securities with a total value of $122,232,270 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The 2011 prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. Fair values at January 31, 2012 for these securities are based on quoted prices in active markets for identical investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2012		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2012
Long-Term Bonds
Convertible Bonds
Commercial Services	$1,760		$-	$-	$-	$-	$-	$-	$-	$1,760		$-
Retail	278,122		(65)	(65)	2,122	-	(3,151)	-	-	276,963		2,254
Loan Assignments & Participations
Machinery	312		(3,042)	(74,768)	77,498	-	-	-	-	-		-
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)	633,007		-	-	(12,308)	-	-	-	-	620,699		(12,308)
Common Stocks
Investment Company	3		-	-	-	-	-	-	-	3		-
Warrants
Media	0	(a)	-	-	-	-	-	-	-	0	(a)	-
Total	$913,204		$(3,107)	$(74,833)	$67,312	$-	$(3,151)	$-	$-	$899,425		$(10,054)

(a) Less than one dollar.

As of January 31, 2012, the Fund held the following foreign currency forward contracts:
	Counterparty		Contract Amount Sold	Contract Amount Purchased		Unrealized Appreciation (Depreciation)
Foreign Currency Sale Contracts:
Euro vs. U.S. Dollar, expiring 3/8/12	JPMorgan Chase Bank	EUR	56,662,000	USD	73,501,380	USD	(620,938)
Pound Sterling vs. U.S. Dollar, expiring 3/8/12	JPMorgan Chase Bank	GBP	41,582,000		64,685,666		(821,011)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						USD	(1,441,949)

As of January 31, 2012, the Fund held the following foreign currencies:
			Currency		Cost		Value
Canadian Dollar		CAD	7,490	USD	7,482	USD	7,470
Euro		EUR	197,773		256,532		258,697
Pound Sterling		GBP	4,513,586		7,024,042		7,112,512
Total				USD	7,288,056	USD	7,378,679

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	MainStay International Equity Fund
	Portfolio of Investments January 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 97.0% †
	Australia 2.9%
	Computershare, Ltd. (IT Services)	1,112,457	$9,034,956

	Bermuda 7.7%
	China Yurun Food Group, Ltd. (Food Products)	3,934,000	6,493,005
	Genpact, Ltd. (IT Services) (a)	392,666	5,744,704
¤	Li & Fung, Ltd. (Distributors)	5,525,200	12,068,764
			24,306,473
	Canada 5.1%
	IGM Financial, Inc. (Capital Markets)	244,100	10,906,233
	Tim Hortons, Inc. (Hotels, Restaurants & Leisure)	104,000	5,067,757
			15,973,990
	China 1.4%
	China Shenhua Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	1,027,200	4,516,591

	Czech Republic 1.5%
	Komercni Banka A.S. (Commercial Banks)	25,450	4,862,831

	Denmark 6.8%
	Coloplast A/S Class B (Health Care Equipment & Supplies)	58,211	8,593,352
¤	FLSmidth & Co. A/S (Construction & Engineering)	173,839	12,846,716
			21,440,068
	France 4.9%
	Essilor International S.A. (Health Care Equipment & Supplies)	113,763	8,333,228
	Ipsen S.A. (Pharmaceuticals)	238,002	6,990,655
			15,323,883
	Germany 10.5%
	Adidas A.G. (Textiles, Apparel & Luxury Goods)	124,323	8,957,145
	Deutsche Boerse A.G. (Diversified Financial Services) (a)	52,393	3,083,969
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	168,540	12,026,021
	United Internet A.G. (Internet Software & Services)	486,340	9,084,320
			33,151,455
	Hong Kong 2.2%
	China Mobile, Ltd., Sponsored ADR (Wireless Telecommunication Services) (b)	71,071	3,630,307
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	1,624,000	3,325,354
			6,955,661
	Ireland 1.0%
	ICON PLC, Sponsored ADR (Life Sciences Tools & Services) (a)(b)	166,586	3,250,093

	Israel 6.5%
	Check Point Software Technologies, Ltd. (Software) (a)	148,610	8,365,257
¤	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals) (b)	270,270	12,197,285
			20,562,542
	Japan 5.7%
¤	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	124,700	11,746,864
	Japan Tobacco, Inc. (Tobacco)	633	3,114,340
	Sysmex Corp. (Health Care Equipment & Supplies)	92,100	3,040,194
			17,901,398
	South Africa 0.9%
	Clicks Group, Ltd. (Food & Staples Retailing)	566,473	2,875,424

	Spain 4.4%
¤	Grifols S.A. (Biotechnology) (a)	606,801	11,072,475
	Grifols S.A. Class B (Biotechnology) (a)	56,985	726,757
	Indra Sistemas S.A. (IT Services)	153,249	2,017,603
			13,816,835
	Sweden 7.1%
	Modern Times Group AB Class B (Media)	165,047	8,261,449
¤	Svenska Handelsbanken AB Class A (Commercial Banks)	473,433	14,197,770
			22,459,219
	Switzerland 1.8%
	Actelion, Ltd. Registered (Biotechnology) (a)	75,714	2,899,422
	Nestle S.A. Registered (Food Products)	46,930	2,689,362
			5,588,784
	Thailand 1.7%
	Kasikornbank PCL (Commercial Banks)	1,242,400	5,323,137

	United Kingdom 21.9%
	Aggreko PLC (Commercial Services & Supplies)	152,854	5,046,173
	Experian PLC (Professional Services)	523,373	7,088,568
¤	Intertek Group PLC (Professional Services)	334,785	11,141,950
	Johnson Matthey PLC (Chemicals)	291,488	9,420,797
	Petrofac, Ltd. (Energy Equipment & Services)	302,759	6,941,628
¤	SABMiller PLC (Beverages)	301,584	11,443,690
	Shire PLC (Pharmaceuticals)	204,498	6,786,545
¤	Standard Chartered PLC (Commercial Banks)	466,122	11,267,466
			69,136,817
	United States 3.0%
	ResMed, Inc. (Health Care Equipment & Supplies) (a)	320,192	9,295,174

	Total Common Stocks (Cost $291,640,048)		305,775,331

		Principal Amount	Value
	Short-Term Investment 0.5%
	Repurchase Agreement 0.5%
	United States 0.5%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $1,555,844 (Collateralized by a Federal National Mortgage Association security with a rate of 0.75% and a maturity date of 9/8/14, with a Principal Amount of $1,580,000 and a Market Value of $1,590,109) (Capital Markets)	$1,555,844	1,555,844

	Total Short-Term Investment (Cost $1,555,844)		1,555,844

	Total Investments (Cost $293,195,892) (c)	97.5%	307,331,175
	Other Assets, Less Liabilities	2.5	7,982,677
	Net Assets	100.0%	$315,313,852

¤	Among the Fund's 10 largest holdings, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At January 31, 2012, cost is $293,396,079 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$20,039,563
	Gross unrealized depreciation	(6,104,467)
	Net unrealized appreciation	$13,935,096

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets. Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$305,775,331	$—	$—	$305,775,331
Short-Term Investment
Repurchase Agreement	—	1,555,844	—	1,555,844
Total Investments in Securities	$305,775,331	$1,555,844	$—	$307,331,175

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of January 31, 2012, foreign securities with a total value of $255,394,151 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The 2011 prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. Fair values at January 31, 2012 for these securities are based on quoted prices in active markets for identical investments.

As of January 31, 2012, the Fund held the following foreign currencies:

		Currency		Cost		Value
Australian Dollar	AUD	26,312	USD	26,766	USD	27,934
Canadian Dollar	CAD	108,234		107,931		107,942
Euro	EUR	483,344		627,995		632,238
Hong Kong Dollar	HKD	2,813,378		362,668		362,769
Norwegian Krone	NOK	454,252		83,470		77,425
Pound Sterling	GBP	1,016,922		1,577,697		1,602,466
Singapore Dollar	SGD	32,658		25,904		25,964
South African Rand	ZAR	498,496		63,547		63,737
Swiss Franc	CHF	4,521,614		4,737,155		4,912,128
Thailand Baht	THB	24,080,148		759,547		778,663
Total			USD	8,372,680	USD	8,591,266

	MainStay Large Cap Growth Fund
	Portfolio of Investments January 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 97.8% †
	Aerospace & Defense 2.5%
	Precision Castparts Corp.	646,100	$105,753,648
	United Technologies Corp.	3,475,400	272,297,590
			378,051,238
	Air Freight & Logistics 1.0%
	C.H. Robinson Worldwide, Inc.	2,211,600	152,246,544

	Auto Components 1.3%
	BorgWarner, Inc. (a)	2,654,000	198,068,020

	Biotechnology 2.9%
	Biogen Idec, Inc. (a)	1,841,800	217,185,056
	Celgene Corp. (a)	3,127,900	227,398,330
			444,583,386
	Capital Markets 2.2%
	Franklin Resources, Inc.	2,064,200	219,011,620
	TD Ameritrade Holding Corp.	7,035,100	113,335,461
			332,347,081
	Chemicals 3.7%
	Ecolab, Inc.	3,622,900	218,968,076
	Monsanto Co.	4,265,400	349,976,070
			568,944,146
	Communications Equipment 3.4%
¤	QUALCOMM, Inc.	8,962,400	527,168,368

	Computers & Peripherals 9.0%
¤	Apple, Inc. (a)	1,713,695	782,267,494
¤	EMC Corp. (a)	16,334,600	420,779,296
	NetApp, Inc. (a)	4,591,800	173,294,532
			1,376,341,322
	Construction & Engineering 1.4%
	Fluor Corp.	3,854,600	216,782,704

	Diversified Financial Services 2.6%
	IntercontinentalExchange, Inc. (a)	1,569,200	179,642,016
	JPMorgan Chase & Co.	5,883,600	219,458,280
			399,100,296
	Energy Equipment & Services 3.6%
	FMC Technologies, Inc. (a)	5,761,000	294,444,710
	Schlumberger, Ltd.	3,380,600	254,119,702
			548,564,412
	Food & Staples Retailing 1.1%
	Costco Wholesale Corp.	2,043,100	168,085,837

	Food Products 0.9%
	General Mills, Inc.	3,475,400	138,425,182

	Health Care Equipment & Supplies 3.5%
	Edwards Lifesciences Corp. (a)	2,664,500	220,274,215
	Intuitive Surgical, Inc. (a)	400,200	184,055,982
	Varian Medical Systems, Inc. (a)	2,038,100	134,249,647
			538,579,844
	Health Care Providers & Services 4.4%
	Express Scripts, Inc. (a)	4,486,400	229,524,224
¤	UnitedHealth Group, Inc.	8,720,200	451,619,158
			681,143,382
	Health Care Technology 0.8%
	Cerner Corp. (a)	1,979,900	120,556,111

	Hotels, Restaurants & Leisure 4.6%
	Las Vegas Sands Corp. (a)	6,255,700	307,217,427
	Starbucks Corp.	4,739,300	227,154,649
	Yum! Brands, Inc.	2,727,700	172,745,241
			707,117,317
	Industrial Conglomerates 3.1%
¤	Danaher Corp.	9,236,200	484,992,862

	Internet & Catalog Retail 4.4%
	Amazon.com, Inc. (a)	1,379,600	268,249,424
¤	Priceline.com, Inc. (a)	772,500	409,023,300
			677,272,724
	Internet Software & Services 5.9%
	Baidu, Inc., Sponsored ADR (a)(b)	2,201,100	280,684,272
¤	Google, Inc. Class A (a)	609,755	353,724,973
	LinkedIn Corp. Class A (a)	1,211,200	87,388,080
	VeriSign, Inc.	4,865,600	180,319,136
			902,116,461
	IT Services 5.9%
¤	Cognizant Technology Solutions Corp. Class A (a)	5,781,900	414,851,325
¤	Visa, Inc. Class A	4,855,100	488,617,264
			903,468,589
	Machinery 3.7%
	Caterpillar, Inc.	1,780,400	194,277,248
	Deere & Co.	2,423,500	208,784,525
	Illinois Tool Works, Inc.	3,096,200	164,191,486
			567,253,259
	Metals & Mining 0.9%
	Cliffs Natural Resources, Inc.	1,979,900	143,047,775

	Oil, Gas & Consumable Fuels 4.1%
	Concho Resources, Inc. (a)	2,896,200	308,908,692
	Occidental Petroleum Corp.	3,201,700	319,433,609
			628,342,301
	Personal Products 1.0%
	Estee Lauder Cos., Inc. (The) Class A	2,708,300	156,891,819

	Pharmaceuticals 1.9%
	Perrigo Co.	947,800	90,609,680
	Shire PLC, Sponsored ADR (b)	2,074,700	206,474,144
			297,083,824
	Real Estate Investment Trusts 2.1%
	American Tower Corp.	5,013,000	318,375,630

	Road & Rail 3.8%
¤	Union Pacific Corp.	5,076,300	580,271,853

	Semiconductors & Semiconductor Equipment 0.8%
	Altera Corp.	3,117,400	124,041,346

	Software 7.3%
	Citrix Systems, Inc. (a)	2,194,400	143,096,824
	Intuit, Inc.	3,138,400	177,131,296
	Microsoft Corp.	7,162,400	211,505,672
	Oracle Corp.	11,700,700	329,959,740
	Salesforce.com, Inc. (a)	2,243,200	262,005,760
			1,123,699,292
	Specialty Retail 1.9%
	Abercrombie & Fitch Co. Class A	3,012,000	138,371,280
	O'Reilly Automotive, Inc. (a)	1,822,000	148,511,220
			286,882,500
	Textiles, Apparel & Luxury Goods 2.1%
	Coach, Inc.	1,190,000	83,359,500
	Ralph Lauren Corp.	1,537,700	233,730,400
			317,089,900
	Total Common Stocks (Cost $13,179,219,187)		15,006,935,325

		Principal Amount	Value
	Short-Term Investment 1.9%
	Repurchase Agreement 1.9%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $291,306,513 (Collateralized by Federal National Mortgage Association securities with rates between 0.75% and 0.87% and maturity dates between 9/8/14 and 11/25/14,with a Principal Amount of $295,690,000 and a Market Value of $297,135,769)	$291,306,432	291,306,432
	Total Short-Term Investment (Cost $291,306,432)		291,306,432

	Total Investments (Cost $13,470,525,619) (c)	99.7%	15,298,241,757
	Other Assets, Less Liabilities	0.3	46,752,367
	Net Assets	100.0%	$15,344,994,124

¤	Among the Fund's 10 largest holdings, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At January 31, 2012, cost is $13,492,580,856 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$1,933,016,187
Gross unrealized depreciation	(127,355,286)
Net unrealized appreciation	$1,805,660,901

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$15,006,935,325	$—	$—	$15,006,935,325
Short-Term Investment
Repurchase Agreement	—	291,306,432	—	291,306,432
Total Investments in Securities	$15,006,935,325	$291,306,432	$—	$15,298,241,757

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.
The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.
At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	MainStay MAP Fund
	Portfolio of Investments January 31, 2012 (Unaudited)
		Shares	Value
	Common Stocks 98.0% †
	Aerospace & Defense 3.1%
	Boeing Co. (The)	196,438	$14,571,771
	GenCorp, Inc. (a)	153,300	841,617
¤	Honeywell International, Inc.	628,502	36,478,256
	Northrop Grumman Corp.	58,528	3,397,550
	Orbital Sciences Corp. (a)	156,800	2,272,032
	Raytheon Co.	64,000	3,071,360
			60,632,586
	Airlines 0.1%
	Southwest Airlines Co.	304,760	2,919,601

	Auto Components 1.9%
	Bridgestone Corp.	339,400	7,739,139
	Goodyear Tire & Rubber Co. (The) (a)	103,250	1,342,250
	Johnson Controls, Inc.	851,950	27,066,452
			36,147,841
	Automobiles 1.0%
	Bayerische Motoren Werke A.G	106,800	9,134,963
	Nissan Motor Co., Ltd.	1,149,400	10,842,543
			19,977,506
	Beverages 1.6%
	Coca-Cola Co. (The)	217,045	14,657,049
	PepsiCo., Inc.	243,997	16,023,283
			30,680,332
	Biotechnology 0.5%
	Alkermes PLC (a)	74,580	1,402,850
	Celgene Corp. (a)	89,900	6,535,730
	Gilead Sciences, Inc. (a)	21,000	1,025,640
			8,964,220
	Capital Markets 2.1%
	Ameriprise Financial, Inc.	96,850	5,186,317
	Bank of New York Mellon Corp. (The)	112,125	2,257,076
	BlackRock, Inc.	44,850	8,162,700
	Goldman Sachs Group, Inc. (The)	49,969	5,570,044
	ICG Group, Inc. (a)	46,444	416,603
	Jefferies Group, Inc.	286,642	4,359,825
	Knight Capital Group, Inc. Class A (a)	49,664	645,135
	Legg Mason, Inc.	28,210	718,509
	State Street Corp.	331,884	13,003,215
	Virtus Investment Partners, Inc. (a)	7,726	613,213
			40,932,637
	Chemicals 3.2%
	Akzo Nobel N.V	141,897	7,381,643
	E.I. du Pont de Nemours & Co.	367,000	18,676,630
	Monsanto Co.	422,859	34,695,581
¤	Mosaic Co. (The)	36,430	2,038,987
			62,792,841
	Commercial Banks 5.6%
	Banco Bilbao Vizcaya Argentaria S.A	880,900	7,690,189
	BB&T Corp.	662,550	18,014,735
	China Construction Bank Corp. Class H	7,458,100	5,962,403
	DBS Group Holdings, Ltd.	921,500	9,926,720
	DnB NOR ASA	794,200	8,379,236
	Popular, Inc. (a)	462,371	725,923
	Standard Chartered PLC	459,606	11,109,956
	U.S. Bancorp	349,550	9,864,301
¤	Wells Fargo & Co.	1,263,424	36,904,615
			108,578,078
	Commercial Services & Supplies 0.3%
	Covanta Holding Corp.	257,153	3,674,716
	Waste Management, Inc.	58,400	2,029,984
			5,704,700
	Communications Equipment 2.2%
¤	Cisco Systems, Inc.	1,778,400	34,909,992
	Infinera Corp. (a)	129,151	922,138
	Motorola Mobility Holdings, Inc. (a)	1,262	48,751
	Motorola Solutions, Inc.	1,442	66,923
	Nokia Oyj	1,396,400	6,973,808
			42,921,612
	Computers & Peripherals 1.9%
	Apple, Inc. (a)	55,285	25,236,497
	Dell, Inc. (a)	337,620	5,817,192
	SanDisk Corp. (a)	99,591	4,569,235
	STEC, Inc. (a)	224,200	2,120,932
			37,743,856
	Construction & Engineering 0.6%
	China Communications Construction Co., Ltd. Class H	5,076,450	4,719,509
	Jacobs Engineering Group, Inc. (a)	145,186	6,498,525
			11,218,034
	Construction Materials 0.4%
	Holcim, Ltd. (a)	124,850	7,113,941

	Consumer Finance 2.6%
	American Express Co.	397,550	19,933,157
	Capital One Financial Corp.	486,600	22,261,950
	Discover Financial Services	323,530	8,793,545
			50,988,652
	Diversified Consumer Services 0.4%
	Coinstar, Inc. (a)	152,929	7,605,159

	Diversified Financial Services 4.5%
	Bank of America Corp.	384,054	2,738,305
	Citigroup, Inc.	767,880	23,589,274
	CME Group, Inc. Class A	40,738	9,757,158
	Hong Kong Exchanges and Clearing, Ltd.	138,000	2,396,890
¤	JPMorgan Chase & Co.	1,251,482	46,680,278
	Leucadia National Corp.	74,446	2,066,621
			87,228,526
	Diversified Telecommunication Services 1.0%
	AT&T, Inc.	333,600	9,811,176
	Nippon Telegraph & Telephone Corp.	142,800	7,138,126
	Verizon Communications, Inc.	49,100	1,849,106
			18,798,408
	Electric Utilities 1.6%
	American Electric Power Co., Inc.	52,765	2,087,383
	Duke Energy Corp.	1,041,400	22,192,234
	Energias de Portugal S.A	2,085,400	6,085,737
			30,365,354
	Electrical Equipment 0.8%
	ABB, Ltd. (a)	373,850	7,805,972
	Rockwell Automation, Inc.	111,728	8,700,259
			16,506,231

	Electronic Equipment & Instruments 0.6%
	Corning, Inc.	186,250	2,397,038
	TE Connectivity, Ltd.	256,541	8,748,048
			11,145,086
	Energy Equipment & Services 0.7%
	Baker Hughes, Inc.	47,122	2,315,104
	Exterran Holdings, Inc. (a)	75,843	703,823
	Key Energy Services, Inc. (a)	184,255	2,668,012
	Schlumberger, Ltd.	88,694	6,667,128
	Weatherford International, Ltd. (a)	95,451	1,597,850
			13,951,917
	Food & Staples Retailing 1.5%
	CVS Caremark Corp.	234,026	9,770,586
	Wal-Mart Stores, Inc.	178,970	10,981,599
	Walgreen Co.	261,011	8,707,327
			29,459,512
	Food Products 1.4%
	Archer-Daniels-Midland Co.	605,663	17,340,132
	Bunge, Ltd.	57,690	3,303,906
	Danone S.A	67,350	4,156,864
	Kraft Foods, Inc. Class A	62,200	2,382,260
			27,183,162
	Gas Utilities 0.3%
	AGL Resources, Inc.	28,708	1,191,669
	National Fuel Gas Co.	77,735	3,908,516
			5,100,185
	Health Care Equipment & Supplies 2.4%
	Baxter International, Inc.	86,368	4,791,697
	Boston Scientific Corp. (a)	45,000	268,200
	CareFusion Corp. (a)	44,612	1,068,457
	Covidien PLC	559,119	28,794,628
	Gen-Probe, Inc. (a)	10,000	669,300
	Medtronic, Inc.	277,368	10,698,084
			46,290,366
	Health Care Providers & Services 1.1%
	Aetna, Inc.	371,220	16,222,314
	Cardinal Health, Inc.	61,370	2,640,751
	Express Scripts, Inc. (a)	54,900	2,808,684
	SunLink Health Systems, Inc. (a)	51,368	68,319
	Universal Health Services, Inc. Class B	5,800	239,482
			21,979,550
	Hotels, Restaurants & Leisure 2.3%
	Genting Singapore PLC (a)	5,965,850	7,730,918
	Las Vegas Sands Corp. (a)	298,950	14,681,434
	Marriott International, Inc. Class A	28,660	987,337
	Marriott Vacations Worldwide Corp. (a)	2,866	59,470
	McDonald's Corp.	120,130	11,898,877
	Starwood Hotels & Resorts Worldwide, Inc.	176,216	9,557,956
			44,915,992
	Household Products 2.1%
	Colgate-Palmolive Co.	28,612	2,595,681
¤	Procter & Gamble Co. (The)	614,300	38,725,472
			41,321,153
	Independent Power Producers & Energy Traders 0.3%
	AES Corp. (The) (a)	429,000	5,474,040

	Industrial Conglomerates 2.2%
	3M Co.	69,650	6,039,351
	General Electric Co.	1,453,383	27,192,796
	Tyco International, Ltd.	174,189	8,874,930
			42,107,077
	Insurance 4.6%
	Aflac, Inc.	28,448	1,372,047
	Allstate Corp. (The)	198,909	5,738,525
	AON Corp.	99,640	4,825,565
	Chubb Corp. (The)	64,906	4,375,313
	HCC Insurance Holdings, Inc.	65,800	1,826,608
	Marsh & McLennan Cos., Inc.	118,596	3,746,448
	MetLife, Inc.	886,861	31,332,799
	Reinsurance Group of America, Inc.	32,292	1,759,591
	Tokio Marine Holdings, Inc.	287,200	7,193,188
	Travelers Cos., Inc. (The)	342,730	19,981,159
	W.R. Berkley Corp.	239,798	8,217,878
			90,369,121
	Internet & Catalog Retail 0.5%
	Liberty Interactive Corp. (a)	550,690	9,427,813

	Internet Software & Services 2.3%
	AOL, Inc. (a)	6,651	107,813
	eBay, Inc. (a)	461,125	14,571,550
	Google, Inc. Class A (a)	22,916	13,293,801
	Valueclick, Inc. (a)	137,658	2,400,755
	VeriSign, Inc.	391,395	14,505,099
			44,879,018
	IT Services 0.7%
	Automatic Data Processing, Inc.	23,750	1,301,025
	Computer Sciences Corp.	61,300	1,583,379
	International Business Machines Corp.	51,799	9,976,487
			12,860,891
	Machinery 1.9%
	Accuride Corp. (a)	45,899	343,784
	Caterpillar, Inc.	93,350	10,186,352
	Cummins, Inc.	109,600	11,398,400
	KOMATSU, Ltd.	280,000	7,894,516
	Vallourec S.A	114,800	7,752,972
			37,576,024
	Media 6.7%
	AMC Networks, Inc. Class A (a)	100,459	4,295,627
	Cablevision Systems Corp. Class A	415,903	6,051,389
	Comcast Corp. Class A	190,960	5,077,627
	DIRECTV Class A (a)	20,700	931,707
	Liberty Media Corp. - Liberty Capital Class A (a)	327,961	27,027,266
	Madison Square Garden, Inc. Class A (a)	218,612	6,271,978
	Sirius XM Radio, Inc. (a)	556,700	1,163,503
	Time Warner Cable, Inc.	15,445	1,138,605
¤	Time Warner, Inc.	1,190,216	44,109,405
	Viacom, Inc. Class B	576,300	27,109,152
	Walt Disney Co. (The)	37,343	1,452,643
	WPP PLC	448,400	5,267,621
			129,896,523
	Metals & Mining 0.4%
	JFE Holdings, Inc.	248,200	4,428,654
	SunCoke Energy, Inc. (a)	792	10,637
	United States Steel Corp.	107,650	3,249,953
			7,689,244

	Multi-Utilities0.1%
	Dominion Resources, Inc.	38,600	1,931,544

	Multiline Retail 0.3%
	Kohl's Corp.	66,700	3,067,533
	Target Corp.	58,590	2,976,958
			6,044,491
	Office Electronics 0.0%‡
	Xerox Corp.	65,600	508,400

	Oil, Gas & Consumable Fuels 10.7%
	Anadarko Petroleum Corp.	139,714	11,277,714
	Apache Corp.	112,249	11,099,181
	Chesapeake Energy Corp.	194,024	4,099,727
	Chevron Corp.	76,429	7,878,301
	ConocoPhillips	153,176	10,448,135
	Devon Energy Corp.	205,221	13,095,152
	ENI S.p.A	554,450	12,256,693
	EOG Resources, Inc.	95,400	10,125,756
	ExxonMobil Corp.	414,150	34,680,921
	Hess Corp.	118,261	6,658,094
	Marathon Oil Corp.	186,349	5,849,495
	Marathon Petroleum Corp.	329,223	12,582,903
	Occidental Petroleum Corp.	239,220	23,866,979
	Petroleo Brasileiro S.A., ADR (b)	340,450	10,400,748
	Southwestern Energy Co. (a)	410,200	12,773,628
	Spectra Energy Corp.	530,400	16,702,296
	Sunoco, Inc.	21,100	809,396
	Williams Cos., Inc.	128,281	3,697,059
	WPX Energy, Inc. (a)	36,810	606,629
			208,908,807
	Paper & Forest Products 0.1%
	MeadWestvaco Corp.	80,405	2,367,123

	Pharmaceuticals 7.0%
	Abbott Laboratories	136,477	7,390,230
	Bayer A.G	120,050	8,407,459
	Hospira, Inc. (a)	136,203	4,693,555
	Johnson & Johnson	94,600	6,235,086
	Merck & Co., Inc.	523,769	20,039,402
	Novartis A.G	221,250	11,969,853
¤	Pfizer, Inc.	2,348,200	50,251,480
	Sanofi	163,700	12,091,792
	Sanofi, Sponsored ADR (b)	280,850	10,427,961
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	117,898	5,320,737
			136,827,555
	Real Estate Investment Trusts 1.0%
	HCP, Inc.	226,310	9,511,809
	UDR, Inc.	363,140	9,448,903
	Weyerhaeuser Co.	61,705	1,235,334
			20,196,046
	Real Estate Management & Development 0.4%
	St. Joe Co. (The) (a)	122,600	1,957,922
	Wharf Holdings, Ltd. (The)	1,198,200	6,836,660
			8,794,582
	Road & Rail 0.5%
	Celadon Group, Inc.	119,674	1,789,126
	CSX Corp.	159,226	3,590,547
	Union Pacific Corp.	41,100	4,698,141
			10,077,814
	Semiconductors & Semiconductor Equipment 3.1%
	Applied Materials, Inc.	1,643,769	20,185,483
	Intel Corp.	287,595	7,598,260
	Samsung Electronics Co., Ltd., GDR (c)	4,950	2,437,875
	Texas Instruments, Inc.	966,400	31,292,032
			61,513,650
	Software 3.8%
	Adobe Systems, Inc. (a)	34,950	1,081,702
	Electronic Arts, Inc. (a)	31,733	589,282
	JDA Software Group, Inc. (a)	35,379	1,042,619
¤	Microsoft Corp.	2,315,783	68,385,072
	Oracle Corp.	105,568	2,977,018
	S1 Corp. (a)	53,270	519,915
			74,595,608
	Specialty Retail 1.2%
	Home Depot, Inc. (The)	165,753	7,357,776
	Lowe's Cos., Inc.	492,062	13,202,023
	PEP Boys-Manny, Moe & Jack	151,255	2,268,825
			22,828,624
	Thrifts & Mortgage Finance 0.0%‡
	New York Community Bancorp, Inc.	59,200	751,248

	Trading Companies & Distributors 0.6%
	Mitsubishi Corp.	483,250	11,025,607

	Wireless Telecommunication Services 1.8%
¤	Vodafone Group PLC, Sponsored ADR (b)	1,304,950	35,351,095

	Total Common Stocks (Cost $1,734,905,717)		1,911,168,983

		Number of Rights	Value
	Rights 0.0%‡
	Pharmaceuticals 0.0%‡
	Sanofi S.A. Expires 12/31/20 (a)	86,571	109,945
	Total Rights (Cost $203,788)		109,945

		Principal Amount	Value
	Long-Term Bonds 0.2%
	Convertible Bonds 0.1%

	Diversified Consumer Services 0.1%
	Coinstar, Inc. 4.00%, due 9/1/14	$900,000	1,236,375

	Oil, Gas & Consumable Fuels 0.0%‡
	Bill Barrett Corp. 5.00%, due 3/15/28	989,300	995,483
	Total Convertible Bonds (Cost $1,625,329)		2,231,858

	Corporate Bond 0.1%
	Specialty Retail 0.1%
	PEP Boys-Manny Moe & Jack 7.50%, due 12/15/14	2,050,000	2,083,313

	Total Corporate Bond (Cost $1,698,484)		2,083,313

	Total Long-Term Bonds (Cost $3,323,813)		4,315,171

	Short-Term Investment 1.5%
	Repurchase Agreement 1.5%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $28,881,709 (Collateralized by Federal National Mortgage Association Securities with rates from 0.75%-0.87% and maturity dates from 9/8/14- 11/25/14, with a Principal Amount of $29,335,000 and a Market Value of $29,466,839)	28,881,701	28,881,701

	Total Short-Term Investment (Cost $28,881,701)		28,881,701

	Total Investments (Cost $1,767,315,019) (d)	99.7%	1,944,475,800
	Other Assets, Less Liabilities	0.3	6,782,345
	Net Assets	100.0%	$1,951,258,145

¤	Among the Fund's 10 largest holdings, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	GDR - Global Depositary Receipt.
(d)	At January 31, 2012, cost is $1,778,681,907 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$272,118,294
	Gross unrealized depreciation	(106,324,401)
	Net unrealized appreciation	$165,793,893

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,911,168,983	$—	$—	$1,911,168,983
Rights	109,945	—	—	109,945
Long-Term Bonds
Convertible Bonds	—	2,231,858	—	2,231,858
Corporate Bond	—	2,083,313	—	2,083,313
Total Long-Term Bonds	—	4,315,171	—	4,315,171
Short-Term Investment
Repurchase Agreement	—	28,881,701	—	28,881,701
Total Investments in Securities	$1,911,278,928	$33,196,872	$—	$1,944,475,800

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.
The Fund recognizes transfers between the levels as of the beginning of the period.
At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of January 31, 2012, foreign securities with a total value of $164,521,697 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The 2011 prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. Fair values at January 31, 2012 for these securities are based on quoted prices in active markets for identical investments.

As of January 31, 2012, the Fund held the following foreign currencies:

		Currency		Cost			Value
Japanese Yen	JPY	4	USD	0	(a)	USD	0	(a)
Pound Sterling	GBP	2		2			2
Total			USD	2		USD	2

(a) Less than one dollar.

MainStay Money Market Fund
Portfolio of Investments January 31, 2012 (Unaudited)
	Principal Amount	Amortized Cost
Short-Term Investments 100.7%†
Certificates of Deposit 7.1%
Bank of Nova Scotia 0.40%, due 3/22/12 (a)	$6,025,000	$6,025,000
National Australia Bank Ltd.
0.42%, due 5/7/12	7,000,000	7,000,000
0.52%, due 6/5/12	4,000,000	4,000,000
Toronto-Dominion Bank (The)
0.351%, due 9/20/12 (a)	6,080,000	6,080,000
0.542%, due 2/4/13 (a)	4,265,000	4,265,000
Westpac Banking Corp.
0.32%, due 2/1/12	6,035,000	6,035,000
0.46%, due 3/23/12	6,025,000	6,025,000
		39,430,000
Financial Company Commercial Paper 8.2%
General Electric Capital Corp. 0.15%, due 3/6/12 (b)	8,795,000	8,793,754
JPMorgan Chase & Co. 0.18%, due 4/23/12 (b)	5,530,000	5,527,733
National Rural Utilities Cooperative Finance Corp.
0.07%, due 2/10/12 (b)	4,430,000	4,429,922
0.08%, due 2/28/12 (b)	4,385,000	4,384,737
PACCAR Financial Corp.
0.13%, due 3/2/12 (b)	8,795,000	8,794,047
0.17%, due 2/15/12 (b)	5,935,000	5,934,608
Private Export Funding Corp.
0.10%, due 3/20/12 (b)(c)	4,320,000	4,319,424
0.11%, due 2/15/12 (b)(c)	1,125,000	1,124,952
0.12%, due 3/1/12 (b)(c)	1,830,000	1,829,823
		45,139,000
Government Agency Debt 3.8%
Federal Farm Credit Bank 0.12%, due 7/5/12 (a)	5,980,000	5,977,734
Federal Home Loan Bank 0.01%, due 2/22/12	7,000,000	6,999,959
Federal National Mortgage Association
0.315%, due 9/17/12 (a)	6,420,000	6,422,955
0.32%, due 9/13/12 (a)	1,720,000	1,721,061
		21,121,709
Other Commercial Paper 47.3%
American Water Capital Corp. 0.44%, due 2/3/12 (b)(c)	2,245,000	2,244,945
Becton, Dickinson & Co. 0.11%, due 4/5/12 (b)	7,245,000	7,243,583
BHP Billiton Finance (USA) Ltd. 0.08%, due 2/16/12 (b)(c)	2,325,000	2,324,923
Campbell Soup Co.
0.10%, due 3/5/12 (b)(c)	6,215,000	6,214,430
0.10%, due 3/20/12 (b)(c)	5,000,000	4,999,333
0.15%, due 4/2/12 (b)(c)	5,475,000	5,473,608
Canadian Wheat Board 0.06%, due 3/2/12 (b)	2,900,000	2,899,855
Clorox Co. (The) 0.42%, due 3/12/12 (b)(c)	2,200,000	2,198,973
Coca-Cola Co. (The)
0.11%, due 2/16/12 (b)(c)	5,955,000	5,954,727
0.12%, due 4/17/12 (b)(c)	8,000,000	7,997,973
0.13%, due 3/14/12 (b)(c)	2,750,000	2,749,583
Danaher Corp. 0.07%, due 2/23/12 (b)	5,795,000	5,794,752
Devon Energy Corp. 0.38%, due 2/6/12 (b)(c)	2,230,000	2,229,882
Diageo Capital PLC 0.46%, due 3/13/12 (b)(c)	2,200,000	2,198,847
Dominion Resources, Inc. 0.41%, due 3/9/12 (b)(c)	2,130,000	2,129,103
E.I. du Pont de Nemours & Co. 0.06%, due 2/8/12 (b)(c)	2,900,000	2,899,966
Eli Lilly & Co. 0.04%, due 2/13/12 (b)(c)	6,750,000	6,749,910
Emerson Electric Co.
0.06%, due 2/17/12 (b)(c)	955,000	954,975
0.06%, due 2/21/12 (b)(c)	800,000	799,973
0.07%, due 2/29/12 (b)(c)	4,185,000	4,184,772
0.08%, due 3/23/12 (b)(c)	2,900,000	2,899,671
Florida Power & Light Co.
0.15%, due 2/1/12 (b)	4,385,000	4,385,000
0.16%, due 2/9/12 (b)	2,950,000	2,949,895
General Electric Co. 0.10%, due 2/24/12 (b)	3,000,000	2,999,808
International Business Machines Corp. 0.05%, due 2/14/12 (b)(c)	6,450,000	6,449,884
John Deere Canada ULC 0.06%, due 2/16/12 (b)(c)	2,130,000	2,129,947
Kimberly-Clark Worldwide, Inc. 0.061%, due 2/23/12 (b)(c)	4,330,000	4,329,841
L'Oreal U.S.A., Inc. 0.08%, due 2/7/12 (b)(c)	3,475,000	3,474,954
McDonald's Corp. 0.07%, due 5/1/12 (b)(c)	6,650,000	6,648,836
Nestle Capital Corp. 0.05%, due 2/13/12 (b)(c)	10,960,000	10,959,817
NSTAR Electric Co. 0.07%, due 2/9/12 (b)	2,900,000	2,899,955
Parker Hannifin Corp. 0.05%, due 2/6/12 (b)(c)	6,855,000	6,854,953
PepsiCo, Inc.
0.04%, due 2/16/12 (b)(c)	2,945,000	2,944,951
0.05%, due 2/13/12 (b)(c)	2,880,000	2,879,952
Pfizer, Inc. 0.05%, due 2/15/12 (b)(c)	6,000,000	5,999,883
Praxair, Inc. 0.04%, due 2/1/12 (b)	6,000,000	6,000,000
Procter & Gamble Co. (The)
0.07%, due 3/27/12 (b)(c)	7,500,000	7,499,198
0.07%, due 4/3/12 (b)(c)	4,000,000	3,999,518
0.10%, due 2/14/12 (b)(c)	6,100,000	6,099,780
Roche Holdings, Inc.
0.05%, due 2/6/12 (b)(c)	4,320,000	4,319,970
0.05%, due 3/19/12 (b)(c)	9,500,000	9,499,380
0.06%, due 2/21/12 (b)(c)	4,320,000	4,319,856
Sanofi 0.05%, due 2/10/12 (b)(c)	7,275,000	7,274,909
Schlumberger Holdings Corp.
0.10%, due 2/17/12 (b)(c)	8,750,000	8,749,611
0.10%, due 2/24/12 (b)(c)	7,250,000	7,249,537
Siemens Capital Co., LLC
0.10%, due 2/24/12 (b)(c)	5,800,000	5,799,630
0.10%, due 2/29/12 (b)(c)	5,795,000	5,794,549
0.12%, due 2/2/12 (b)(c)	2,000,000	1,999,993
South Carolina Fuel Co., Inc.
0.54%, due 2/16/12 (b)(c)	1,275,000	1,274,713
0.55%, due 2/6/12 (b)(c)	600,000	599,954
Southern Co. Funding Corp.
0.13%, due 2/24/12 (b)(c)	4,430,000	4,429,632
0.14%, due 2/6/12 (b)(c)	3,015,000	3,014,941
0.20%, due 2/2/12 (b)(c)	8,000,000	7,999,956
Unilever Capital Corp.
0.05%, due 2/3/12 (b)(c)	6,000,000	5,999,983
0.09%, due 3/14/12 (b)(c)	5,795,000	5,794,392
Walt Disney Co. (The) 0.07%, due 3/29/12 (b)(c)	7,680,000	7,679,149
		262,450,111
Other Notes 5.9%
BMW Vehicle Owner Trust Series 2011-A, Class A1 0.306%, due 9/25/12	335,485	335,485
CNH Equipment Trust Series 2011-B, Class A1 0.384%, due 10/12/12	1,358,985	1,358,985
Enterprise Fleet Financing LLC Series 2011-2, Class A1 0.384%, due 7/20/12 (c)	603,077	603,077
Ford Credit Auto Lease Trust Series 2011-A, Class A1 0.261%, due 7/15/12 (c)	299,450	299,450
GE Equipment Midticket LLC Series 2011-1, Class A1 0.429%, due 10/22/12	695,052	695,052
GE Equipment Transportation LLC Series 2011-1, Class A1 0.294%, due 7/20/12	224,650	224,650
Holmes Master Issuer PLC
Series 2011-3A, Class A1 0.415%, due 7/15/12 (a)(c)	7,295,000	7,295,000
Series 2012-1A, Class A1 0.447%, due 1/15/13 (a)(c)	4,525,000	4,525,000
Huntington Auto Trust Series 2011-1A, Class A1 0.364%, due 9/17/12 (c)	528,764	528,764
International Bank for Reconstruction & Development 0.24%, due 7/25/12 (a)	4,910,000	4,910,000
Macquarie Equipment Funding Trust Series 2011-A, Class A1 0.432%, due 3/20/12 (c)	23,813	23,813
MMAF Equipment Finance LLC Series 2011-AA, Class A1 0.323%, due 8/15/12 (c)	372,189	372,189
Nissan Auto Lease Trust Series 2011-B, Class A1 0.35%, due 10/15/12	901,022	901,022
Sanofi 0.624%, due 3/28/12 (a)	6,455,000	6,455,000
SMART Trust Series 2011-2USA, Class A1 0.365%, due 7/14/12 (c)	381,038	381,038
Target Corp. 0.61%, due 1/11/13 (a)	4,000,000	4,000,000
		32,908,525
Treasury Debt 20.2%
United States Treasury Bills
0.001%, due 3/22/12 (b)	14,000,000	13,999,980
0.005%, due 4/5/12 (b)	8,640,000	8,639,923
0.021%, due 2/9/12 (b)	2,000,000	1,999,991
0.05%, due 2/23/12 (b)	5,910,000	5,909,819
United States Treasury Notes
0.375%, due 8/31/12	1,750,000	1,751,275
0.375%, due 9/30/12	6,000,000	6,008,583
0.375%, due 10/31/12	4,000,000	4,006,117
0.625%, due 6/30/12	7,145,000	7,156,570
0.625%, due 7/31/12	2,555,000	2,560,203
0.625%, due 12/31/12	7,000,000	7,029,894
0.625%, due 1/31/13	4,000,000	4,018,673
0.75%, due 5/31/12	5,920,000	5,930,125
0.875%, due 2/29/12	10,305,000	10,310,896
1.00%, due 3/31/12	12,375,000	12,392,034
1.00%, due 4/30/12	20,360,000	20,404,397
		112,118,480
Treasury Repurchase Agreements 8.2%
Bank of America N.A. 0.17%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $22,819,108 (Collateralized by a United States Treasury Note, with a rate of 2.25% and a maturity date of 7/31/18, with a Principal Amount of $21,759,000 and a Market Value of $23,275,385)	22,819,000	22,819,000
Deutsche Bank Securities, Inc. 0.20%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $22,819,127 (Collateralized by a United States Treasury Note, with a rate of 2.000% and a maturity date of 11/15/21, with a Principal Amount of $22,850,300 and a Market Value of $23,275,447)	22,819,000	22,819,000
		45,638,000
Total Short-Term Investments (Amortized Cost $558,805,825) (d)	100.7%	558,805,825
Other Assets, Less Liabilities	(0.7)	(4,084,406)
Net Assets	100.0%	$554,721,419

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate - Rate shown is the rate in effect at January 31, 2012.
(b)	Interest rate presented is yield to maturity.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets. Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$39,430,000	$—	$39,430,000
Financial Company Commercial Paper	—	45,139,000	—	45,139,000
Government Agency Debt	—	21,121,709	—	21,121,709
Other Commercial Paper	—	262,450,111	—	262,450,111
Other Notes	—	32,908,525	—	32,908,525
Treasury Debt	—	112,118,480	—	112,118,480
Treasury Repurchase Agreements	—	45,638,000	—	45,638,000
Total Investments in Securities	$—	$558,805,825	$—	$558,805,825

(a) For a complete listing of investments, see the Portfolio of Investments.
The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.
At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Principal Preservation Fund

Portfolio of Investments January 31, 2012 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 100.0%†
Certificates of Deposit 4.3%
Bank of Nova Scotia 0.40%, due 3/22/12 (a)	$945,000	$945,000
Toronto-Dominion Bank (The) 0.351%, due 9/20/12 (a)	980,000	980,000
Westpac Banking Corp.
0.32%, due 2/1/12	940,000	940,000
0.46%, due 3/23/12	945,000	945,000
		3,810,000
Financial Company Commercial Paper 8.3%
General Electric Capital Corp. 0.15%, due 3/6/12 (b)	1,435,000	1,434,797
JPMorgan Chase & Co. 0.18%, due 4/23/12 (b)	875,000	874,641
National Rural Utilities Cooperative Finance Corp.
0.07%, due 2/10/12 (b)	695,000	694,988
0.08%, due 2/28/12 (b)	680,000	679,959
PACCAR Financial Corp.
0.13%, due 3/2/12 (b)	1,435,000	1,434,844
0.17%, due 2/15/12 (b)	975,000	974,936
Private Export Funding Corp.
0.10%, due 3/20/12 (b)(c)	630,000	629,916
0.11%, due 2/15/12 (b)(c)	250,000	249,989
0.12%, due 3/1/12 (b)(c)	300,000	299,971
		7,274,041
Government Agency Debt 4.0%
Federal Farm Credit Bank 0.12%, due 7/5/12 (a)	1,015,000	1,014,615
Federal Home Loan Bank 0.01%, due 2/22/12 (b)	2,000,000	1,999,988
Federal National Mortgage Association
0.315%, due 9/17/12 (a)	250,000	250,115
0.32%, due 9/13/12 (a)	270,000	270,167
		3,534,885
Other Commercial Paper 54.1%
American Water Capital Corp. 0.44%, due 2/3/12 (b)(c)	355,000	354,991
Becton, Dickinson & Co. 0.11%, due 4/5/12 (b)	1,060,000	1,059,793
BHP Billiton Finance (USA) Ltd. 0.08%, due 2/16/12 (b)(c)	350,000	349,988
Campbell Soup Co.
0.10%, due 3/5/12 (b)(c)	955,000	954,912
0.10%, due 3/20/12 (b)(c)	1,000,000	999,867
0.15%, due 4/2/12 (b)(c)	870,000	869,779
Canadian Wheat Board 0.06%, due 3/2/12 (b)	450,000	449,978
Clorox Co. (The) 0.42%, due 3/12/12 (b)(c)	350,000	349,837
Coca-Cola Co. (The)
0.11%, due 2/16/12 (b)(c)	980,000	979,955
0.12%, due 4/17/12 (b)(c)	500,000	499,873
0.13%, due 3/14/12 (b)(c)	405,000	404,939
Danaher Corp. 0.07%, due 2/23/12 (b)(c)	920,000	919,961
Devon Energy Corp. 0.38%, due 2/6/12 (b)(c)	325,000	324,983
Diageo Capital PLC 0.46%, due 3/13/12 (b)(c)	350,000	349,817
Dominion Resources, Inc. 0.41%, due 3/9/12 (b)(c)	335,000	334,859
E.I. du Pont de Nemours & Co. 0.06%, due 2/8/12 (b)(c)	460,000	459,995
Eli Lilly & Co. 0.04%, due 2/13/12 (b)(c)	1,500,000	1,499,980
Emerson Electric Co.
0.06%, due 2/17/12 (b)(c)	250,000	249,993
0.06%, due 2/21/12 (b)(c)	400,000	399,987
0.07%, due 2/29/12 (b)(c)	1,125,000	1,124,939
0.08%, due 3/23/12 (b)(c)	460,000	459,948
Florida Power & Light Co.
0.15%, due 2/1/12 (b)	680,000	680,000
0.16%, due 2/9/12 (b)	300,000	299,989
General Electric Co. 0.10%, due 2/24/12 (b)	1,000,000	999,936
International Business Machines Corp. 0.05%, due 2/14/12 (b)(c)	1,700,000	1,699,969
John Deere Canada ULC 0.06%, due 2/16/12 (b)(c)	310,000	309,992
Kimberly-Clark Worldwide, Inc. 0.061%, due 2/23/12 (b)(c)	685,000	684,975
L'Oreal U.S.A., Inc. 0.08%, due 2/7/12 (b)(c)	510,000	509,993
McDonald's Corp. 0.05%, due 3/12/12 (b)(c)	850,000	849,953
Nestle Capital Corp. 0.05%, due 2/13/12 (b)(c)	1,805,000	1,804,970
NSTAR Electric Co. 0.07%, due 2/9/12 (b)	460,000	459,993
Parker Hannifin Corp. 0.05%, due 2/6/12 (b)(c)	1,085,000	1,084,992
PepsiCo, Inc.
0.04%, due 2/16/12 (b)(c)	465,000	464,992
0.05%, due 2/13/12 (b)(c)	420,000	419,993
Pfizer, Inc. 0.05%, due 2/15/12 (b)(c)	2,000,000	1,999,961
Praxair, Inc. 0.04%, due 2/1/12 (b)	2,250,000	2,250,000
Procter & Gamble Co. (The)
0.07%, due 3/27/12 (b)(c)	1,000,000	999,893
0.10%, due 2/14/12 (b)(c)	935,000	934,966
Roche Holdings, Inc.
0.05%, due 2/6/12 (b)(c)	630,000	629,996
0.05%, due 3/19/12 (b)(c)	2,000,000	1,999,869
0.06%, due 2/21/12 (b)(c)	630,000	629,979
Sanofi 0.05%, due 2/10/12 (b)(c)	1,090,000	1,089,986
Schlumberger Holdings Corp.
0.10%, due 2/17/12 (b)(c)	2,000,000	1,999,911
0.10%, due 2/24/12 (b)(c)	1,250,000	1,249,920
Siemens Capital Co., LLC
0.10%, due 2/24/12 (b)(c)	1,000,000	999,936
0.10%, due 2/29/12 (b)(c)	920,000	919,928
0.12%, due 2/2/12 (b)(c)	1,000,000	999,997
South Carolina Fuel Co., Inc. 0.54%, due 2/16/12 (b)(c)	250,000	249,944
Southern Co. Funding Corp.
0.13%, due 2/24/12 (b)(c)	695,000	694,942
0.14%, due 2/6/12 (b)(c)	450,000	449,991
0.20%, due 2/2/12 (b)(c)	1,500,000	1,499,992
Unilever Capital Corp.
0.05%, due 2/3/12 (b)(c)	2,250,000	2,249,994
0.09%, due 3/14/12 (b)(c)	920,000	919,903
Walt Disney Co. (The) 0.07%, due 3/29/12 (b)(c)	1,150,000	1,149,873
		47,587,102
Other Notes 5.0%
BMW Vehicle Owner Trust Series 2011-A, Class A1 0.306%, due 9/25/12	69,603	69,603
CNH Equipment Trust Series 2011-B, Class A1 0.384%, due 10/12/12	219,278	219,278
Enterprise Fleet Financing LLC Series 2011-2, Class A1 0.384%, due 7/20/12 (c)	126,511	126,511
GE Equipment Midticket LLC Series 2011-1, Class A1 0.429%, due 10/22/12	143,606	143,606
GE Equipment Transportation LLC Series 2011-1, Class A1 0.294%, due 7/20/12	47,681	47,681
Holmes Master Issuer PLC Series 2011-3A, Class A1 0.415%, due 7/15/12 (a)(c)	1,175,000	1,175,000
Huntington Auto Trust Series 2011-1A, Class A1 0.364%, due 9/17/12 (c)	118,028	118,028
International Bank for Reconstruction & Development 0.24%, due 7/25/12 (a)	875,000	875,000
Macquarie Equipment Funding Trust Series 2011-A, Class A1 0.432%, due 3/20/12 (c)	5,099	5,099
MMAF Equipment Finance LLC Series 2011-AA, Class A1 0.323%, due 8/15/12 (c)	51,693	51,693
Nissan Auto Lease Trust Series 2011-B, Class A1 0.35%, due 10/15/12	141,704	141,704
Sanofi 0.624%, due 3/28/12 (a)	1,335,000	1,335,000
SMART Trust Series 2011-2USA, Class A1 0.365%, due 7/14/12 (c)	67,298	67,298
		4,375,501
Treasury Debt 18.7%
United States Treasury Bills
0.001%, due 3/22/12 (b)	2,000,000	1,999,997
0.005%, due 4/5/12 (b)	1,260,000	1,259,989
0.021%, due 2/9/12 (b)	1,000,000	999,995
0.05%, due 2/23/12 (b)	935,000	934,971
United States Treasury Notes
0.375%, due 8/31/12	250,000	250,182
0.375%, due 9/30/12	100,000	100,143
0.625%, due 6/30/12	1,455,000	1,457,357
0.625%, due 7/31/12	135,000	135,275
0.625%, due 12/31/12	250,000	251,068
0.75%, due 5/31/12	1,265,000	1,267,163
0.875%, due 2/29/12	1,830,000	1,831,023
1.00%, due 3/31/12	2,340,000	2,343,180
1.00%, due 4/30/12	3,605,000	3,612,765
		16,443,108
Treasury Repurchase Agreements 5.6%
Bank of America N.A. 0.17%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $2,435,012 (Collateralized by a United States Treasury Note with a rate of 2.25% and a maturity date of 7/31/18, with a Principal Amount of $2,321,900 and a Market Value of $2,483,713)	2,435,000	2,435,000
Deutsche Bank Securities, Inc. 0.20%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $2,435,014 (Collateralized by a United States Treasury Note with a rate of 2.000% and a maturity date of 11/15/21, with a Principal Amount of $2,438,400 and a Market Value of $2,483,768)	2,435,000	2,435,000
State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $89,636 (Collateralized by a Federal National Mortgage Assocation security with a rate of 1.125% and a maturity date of 7/30/12, with a Principal Amount of $95,000 and a Market Value of $95,475)	89,636	89,636
		4,959,636
Total Short-Term Investments (Amortized Cost $87,984,273) (d)	100.0%	87,984,273
Other Assets, Less Liabilities	(0.0)‡	(5,120)
Net Assets	100.0%	$87,979,153

†	Percentages indicated are based on Fund net assets.

‡	Less than one-tenth of a percent.

(a)	Floating rate - Rate shown is the rate in effect at January 31, 2012.

(b)	Interest rate presented is yield to maturity.

(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$3,810,000	$—	$3,810,000
Financial Company Commercial Paper	—	7,274,041	—	7,274,041
Government Agency Debt	—	3,534,885	—	3,534,885
Other Commercial Paper	—	47,587,102	—	47,587,102
Other Notes	—	4,375,501	—	4,375,501
Treasury Debt	—	16,443,108	—	16,443,108
Treasury Repurchase Agreements	—	4,959,636	—	4,959,636
Total Investments in Securities	$—	$87,984,273	$—	$87,984,273

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Tax Free Bond Fund

Portfolio of Investments ††† January 31, 2012 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 94.4% †
	Alabama 2.2%
	Alabama Water Pollution Control Authority Refunding, Revolving Fund Loan Series B, Insured: AMBAC 4.125%, due 2/15/14	$1,550,000	$1,465,246
	Bessemer, Alabama Medical Clinic Board Revenue, Bessemer Carraway Medical Center Series A, Insured: NATL-RE 5.875%, due 5/15/26	1,000,000	1,001,060
	Jefferson County, Alabama Limited Obligation School Warrant Insured: AGM 5.50%, due 1/1/21	2,380,000	2,344,514
	Southeast Alabama Gas District Revenue, Supply Project Series A 6.00%, due 8/1/27 (a)	5,500,000	5,500,000
			10,310,820
	Arizona 0.9%
	Pima County Industrial Development Authority Lease Revenue, Metro Police Facility Series A 6.00%, due 7/1/41	4,000,000	4,439,800

	California 21.3%
	Alum Rock Union Elementry School District, Election, General Obligation Series A, Insured: GTY 5.00%, due 8/1/33	3,040,000	3,326,155
	Anaheim, California, School District, General Obligation Insured: AGM 6.25%, due 8/1/40	2,700,000	3,260,493
	California Educational Facilities Authority Revenue 6.125%, due 10/1/30	1,375,000	1,666,885
	California Health Facilities Financing Authority Revenue
	Series A 5.50%, due 11/15/40	2,800,000	3,167,556
	Series A 6.25%, due 2/1/26	500,000	584,040
	California Health Facilities Financing Authority Revenue, Catholic Healthcare Series A 6.00%, due 7/1/34	3,000,000	3,468,060
	California Infrastructure & Economic Development Bank Revenue, California Independent System Operator Corp. Series A 5.50%, due 2/1/30	5,400,000	5,822,712
¤	California State
	6.00%, due 11/1/35	2,500,000	2,944,100
	6.25%, due 11/1/34	5,000,000	5,987,850
	6.50%, due 4/1/33	2,530,000	3,116,353
	California State Public Works Revenue, Various Capital Project Series G1 5.75%, due 10/1/30	1,400,000	1,590,484
	California Statewide Communities Development Authority Revenue 5.25%, due 11/1/30	1,475,000	1,615,037
	California Statewide Communities Development Authority Revenue, Aspire Public School 6.375%, due 7/1/45	2,000,000	2,117,700
	Ceres Unified School District, General Obligation Series A (zero coupon), due 8/1/49	9,000,000	650,520
	Dublin-San Ramon Services District, California, Refunding Water Revenue 5.50%, due 8/1/36	4,035,000	4,555,394
	Fresno, California Unified School District Election, General Obligation
	Series G (zero coupon), due 8/1/32	6,000,000	1,666,080
	Series G (zero coupon), due 8/1/41	23,485,000	3,527,917
	Golden State Tobacco Securitization Corp. Series A-1 4.50%, due 6/1/27	4,595,000	3,767,303
	Hayward, California Unified School District, Capital Appreciation Election
	Series A, Insured: AGM (zero coupon), due 8/1/36	12,500,000	2,525,250
	Series A, Insured: AGM (zero coupon), due 8/1/37	7,000,000	1,315,020
	Lake, Tahoe Unified School District Election, General Obligation Insured: AGM (zero coupon), due 8/1/45	3,750,000	1,327,575
	March Joint Powers Redevelopment Agency Tax Allocation, Air Force Base Redevelopment Project Series B 7.50%, due 8/1/41	3,000,000	3,475,530
	Merced Union High School District, Cabs-Election, General Obligation Series C (zero coupon), due 8/1/46	40,000,000	3,971,600
	Morongo, California Unified School District Election Series B, Insured: GTY 5.25%, due 8/1/38	3,600,000	3,851,712
	Mountain House Public Financing Authority, California Utility System Revenue 5.75%, due 12/1/35	1,750,000	1,896,352
	National City Community Development Commission Tax Allocation, National City Redevelopment Project 7.00%, due 8/1/32	3,500,000	4,121,425
	Orange County, CA, Improvement Bond District, Special Assessment 0.45%, due 9/2/18 (a)	1,400,000	1,400,000
¤	Palomar Pomerado Health Election, General Obligation Series A, Insured: AMBAC 5.00%, due 8/1/34	9,075,000	9,424,206
	Peralta Community College District, General Obligation Series A, Insured:NATL-RE 5.00%, due 8/1/31	4,655,000	5,004,590
	Sacramento, California Unified School District Election Series C, Insured: NATL-RE 5.125%, due 7/1/31	1,945,000	1,994,714
	San Jose, California Airport Revenue Series A 6.25%, due 3/1/34 (b)	4,250,000	4,910,832
	West Contra Costa California Healthcare District, Certificates of Participation 6.25%, due 7/1/42	3,500,000	3,843,140
			101,896,585
	Colorado 2.2%
¤	E-470 Public Highway Authority Colorado Revenue
	Series A, Insured: NATL-RE (zero coupon), due 9/1/27	6,250,000	2,621,062
	Series B-1, Insured: NATL-RE 5.50%, due 9/1/24	4,145,000	4,329,370
	Series D-1, Insured: NATL-RE 5.50%, due 9/1/24	1,500,000	1,566,720
	Park Creek Metropolitan District Revenue Series A, Insured: AGM 6.125%, due 12/1/41	1,850,000	2,111,165
			10,628,317
	Florida 2.5%
	Bay County Florida Educational Facilities Revenue Series A 6.00%, due 9/1/40	1,150,000	1,139,063
	Citizens Property Insurance Corp. Revenue Series A-1 5.25%, due 6/1/17	3,500,000	3,938,025
	Miami-Dade County Florida Solid Waste System Revenue Insured: NATL-RE 5.00%, due 10/1/19	1,735,000	1,908,084
	Miami-Dade County Florida Special Obligation Revenue Series A, Insured: NATL-RE (zero coupon), due 10/1/38	245,000	50,972
	Orlando & Orange County Florida Expressway Authority Revenue Series B, Insured: AMBAC 5.00%, due 7/1/30	5,000,000	5,112,050
			12,148,194
	Georgia 2.2%
	Atlanta, Georgia Airport Passenger Facility Charge Revenue Series J, Insured: AGM 5.00%, due 1/1/34	3,500,000	3,666,565
	Atlanta, Georgia Water & Wastewater Revenue Series A 6.25%, due 11/1/39	4,125,000	4,844,565
	Fulton County Georgia Development Authority Revenue, Piedmont Healthcare, Inc. Series A 5.00%, due 6/15/32	1,700,000	1,830,594
			10,341,724
	Hawaii 0.7%
	Hawaii State Department of Budget and Finance Revenue, Hawaiian Electric Co. 6.50%, due 7/1/39	3,000,000	3,317,910

	Illinois 2.1%
	Chicago, Illinois Housing Authority Capital Program Revenue Insured: AGM 5.00%, due 7/1/23	4,000,000	4,336,280
	Chicago, Illinois O' Hare International Airport Revenue Series A Insured: NATL-RE 5.00%, due 1/1/31	2,905,000	2,995,839
	Chicago, lllinois General Obligation Series A 5.25%, due 1/1/35	2,000,000	2,174,160
	Knox & Warren Counties, Illinois Community Unit School District No. 205 Galesburg General Obligation
	Series A 4.25%, due 1/1/19	240,000	269,520
	Series A 5.00%, due 1/1/20	205,000	241,681
			10,017,480
	Indiana 0.3%
	Indianapolis, Indiana Public Improvement Bond Bank Series A, Insured: GTY 5.50%, due 1/1/38	1,100,000	1,235,157

	Kentucky 2.0%
¤	Kentucky Public Energy Authority, Gas Supply Revenue Series A-1 7.25%, due 2/1/28 (a)	9,500,000	9,500,000

	Louisiana 6.1%
	Jefferson Parish, Louisiana Hospital Service District No. 1, West Jefferson Medical Center Revenue Series A, Insured: AGM 6.00%, due 1/1/39	5,700,000	6,355,272
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Series A, Insured: AMBAC 5.625%, due 10/1/16	1,425,000	1,426,838
	Louisiana Public Facilities Authority Hospital Revenue, Franciscan Mission Aries 6.75%, due 7/1/39	3,000,000	3,453,150
	Louisiana Public Facilities Authority Revenue, Ochsner Clinic 6.25%, due 5/15/31	5,690,000	6,557,782
	Louisiana State Citizens Property Insurance Corp. Assessment Revenue Series B, Insured: AMBAC 5.00%, due 6/1/20	2,340,000	2,495,587
¤	Louisiana State Citizens Property Insurance Corp. Revenue Series C-3, Insured: GTY 6.125%, due 6/1/25	7,455,000	8,755,972
			29,044,601
	Massachusetts 3.9%
	Massachusetts Educational Financing Authority Revenue
	Series B 5.70%, due 1/1/31 (b)	2,580,000	2,779,718
	Series I 6.00%, due 1/1/28	3,445,000	3,985,624
¤	Massachusetts State Health & Educational Facilities Authority Revenue, Suffolk University
	Series A 6.00%, due 7/1/24	2,000,000	2,283,380
	Series A 6.25%, due 7/1/30	6,400,000	7,193,728
	Metropolitan Boston Transit Parking Corp. 5.25%, due 7/1/36	2,000,000	2,228,540
			18,470,990
	Michigan 4.7%
¤	Detroit, Michigan Sewer Disposal System Revenue
	Series A, Insured: NATL-RE 5.25%, due 7/1/20	2,000,000	2,207,600
	Series C-1, Insured: AGM 7.00%, due 7/1/27	2,500,000	3,101,275
	Series B, Insured: AGM 7.50%, due 7/1/33	3,900,000	4,930,068
	Detroit, Michigan Water Supply System, Senior Lien Revenue Series A 5.75%, due 7/1/37	6,000,000	6,679,920
	Michigan Finance Authority Revenue 5.50%, due 6/1/21	5,000,000	5,608,100
	Michigan Tobacco Settlement Finance Authority Series A 6.00%, due 6/1/34	250,000	196,690
			22,723,653
	Mississippi 0.8%
	Mississippi Business Finance Corp. Pollution Control Revenue, System Energy Resources 5.875%, due 4/1/22	4,000,000	4,014,000

	Nevada 0.8%
	Clark County Nevada Passenger Facility Charge Revenue, Las Vegas-McCarran International Airport Series A-2, Insured: AMBAC 5.00%, due 7/1/26	2,000,000	2,188,620
	Las Vegas Convention and Visitors Authority Revenue Series E, Insured: AGM 5.50%, due 7/1/40	1,450,000	1,610,109
			3,798,729
	New Jersey 9.5%
	Camden County, New Jersey Improvement Authority Revenue Series A 5.75%, due 2/15/34	3,500,000	3,551,380
	New Jersey Economic Development Authority Revenue, Cigarette Tax
	5.50%, due 6/15/31	3,140,000	3,256,588
	5.75%, due 6/15/29	4,925,000	5,149,186
	New Jersey Economic Development Authority Revenue, MSU Student Housing Project 5.875%, due 6/1/42	1,000,000	1,077,320
	New Jersey Economic Development Authority Revenue, MSU Student Housing Project-Provident Group-Montclair LLC 5.375%, due 6/1/25	4,500,000	4,835,520
¤	New Jersey Health Care Facilities Financing Authority Revenue
	Series A 5.25%, due 7/1/26	3,710,000	3,975,970
	6.00%, due 7/1/26	7,050,000	7,966,852
	New Jersey Health Care Facilities Financing Authority Revenue, Hackensack University Medical Center Insured: GTY 5.25%, due 1/1/31	2,760,000	2,983,091
	New Jersey State Higher Education Assistance Authority Revenue, Student Loan Series A, Insured: GTY 6.125%, due 6/1/30 (b)	3,870,000	4,225,189
	Newark, New Jersey Housing Authority Revenue, South Ward Police Facility Insured: GTY 6.75%, due 12/1/38	4,000,000	4,931,520
	Tobacco Settlement Financing Corp., New Jersey Series 1A 4.50%, due 6/1/23	3,745,000	3,517,791
			45,470,407
	New York 7.0%
	New York City Hall, General Obligation
	Series A-6, Insured: AGM 0.30%, due 11/1/26 (a)	2,200,000	2,200,000
	Series J-5 0.30%, due 8/1/28 (a)	1,300,000	1,300,000
	Series A-4 0.30%, due 8/1/38 (a)	350,000	350,000
¤	New York City Transitional Finance Authority Revenue
	Series B 0.10%, due 2/1/31 (a)	8,100,000	8,100,000
	Series 2B 0.30%, due 11/1/22 (a)	3,950,000	3,950,000
	Series C3 0.30%, due 8/1/31 (a)	11,040,000	11,040,000
	New York Liberty Development Corp. Revenue Refunding, Second Priority Bank of America 6.375%, due 7/15/49	5,000,000	5,426,100
	New York State Dormitory Authority Revenue 5.50%, due 7/1/40	540,000	604,546
	New York State Housing Finance Agency Revenue Series A 0.20%, due 11/1/44 (a)	650,000	650,000
			33,620,646
	North Carolina 0.9%
	North Carolina Turnpike Authority Series A, Insured: GTY 5.75%, due 1/1/39	4,000,000	4,487,160

	North Dakota 0.6%
	Mclean County North Dakota Solid Waste Facilities Revenue Series A 4.875%, due 7/1/26	2,700,000	2,962,359

	Ohio 1.6%
	Cleveland-Cuyahoga County Ohio Port Authority Revenue 6.00%, due 11/15/25	1,980,000	2,359,210
	Toledo-Lucas County Port Authority Development Revenue Series B 6.25%, due 5/15/24 (b)	1,030,000	1,042,514
	University of Cincinnati, Ohio, Receipts Series A, Insured: AMBAC 5.00%, due 6/1/31	4,090,000	4,381,331
			7,783,055
	Pennsylvania 3.1%
	Montgomery County Industrial Development Authority 5.25%, due 8/1/33	175,000	192,952
	Montgomery County, Pennsylvania, Industrial Development Authority Revenue, Acts Retirement Communities Series A 4.50%, due 11/15/36	2,000,000	1,789,400
	Pennsylvania State Turnpike Commission Revenue Series B 5.75%, due 6/1/39	4,000,000	4,458,360
	Philadelphia, PA 6.50%, due 8/1/41	5,125,000	6,190,436
	W. Shore Pennsylvania Area Authority Hospital Revenue Series B 5.625%, due 1/1/32	2,050,000	2,179,621
			14,810,769
	Puerto Rico 2.5%
	Puerto Rico Commonwealth Series C 6.50%, due 7/1/40	2,500,000	2,935,875
	Puerto Rico Commonwealth, Refunding, Public Improvement Series B 6.50%, due 7/1/37	3,500,000	3,985,590
	Puerto Rico Industrial Tourist Educational Medical & Environmental, Control Facility Financing Authority Series A 6.00%, due 7/1/33	3,000,000	3,338,550
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A 6.375%, due 8/1/39	1,500,000	1,753,755
			12,013,770
	South Carolina 1.3%
	Piedmont Municipal Power Agency Electric Revenue Series C, Insured: GTY 5.75%, due 1/1/34	5,320,000	6,233,444

	Tennessee 1.9%
	Johnson City Tennessee Health And Educational Facilities Board Hospital Revenue Series A 6.50%, due 7/1/38	6,500,000	7,317,310
	Sevier County Public Building Authority Revenue Series A-4 0.48%, due 6/1/25 (a)	1,650,000	1,650,000
			8,967,310
	Texas 9.1%
	Central Texas Regional Mobility Authority Revenue 5.75%, due 1/1/31	2,000,000	2,172,700
	Clifton Texas Higher Education Finance Corp. Revenue Series A 6.125%, due 12/1/40	2,250,000	2,358,383
	Dallas-Fort Worth, Texas International Airport Revenue Series A, Insured: NATL-RE 6.00%, due 11/1/28 (b)	1,370,000	1,373,261
	Harris County-Houston, Texas Sports Authority Revenue Series G, Insured: NATL-RE 5.25%, due 11/15/30	500,000	491,230
	Houston Higher Education Finance Corp.
	Series A 6.50%, due 5/15/31	1,050,000	1,161,678
	Series A 6.875%, due 5/15/41	6,450,000	7,222,129
	Houston Texas Hotel Occupancy Tax & Special Revenue Series B 5.00%, due 9/1/31	2,000,000	2,118,580
	North Texas Throughway Authority Revenue Series F 5.75%, due 1/1/38	1,800,000	1,947,204
	San Juan, Texas Higher Education Finance Authority Revenue, Idea Public Schools Series A 6.70%, due 8/15/40	1,275,000	1,418,501
¤	Texas Private Activity Bond Surface Transportation Corp. Revenue
	6.875%, due 12/31/39	7,000,000	7,805,420
	7.00%, due 6/30/40	2,640,000	2,981,563
	Series Lien-LBG 7.50%, due 6/30/32	4,095,000	4,794,139
	7.50%, due 6/30/33	5,500,000	6,439,015
	Texas State, Public Finance Authority, Charter School Finance Corp. Revenue Series A 6.20%, due 2/15/40	1,000,000	1,062,970
			43,346,773
	U.S. Virgin Islands 1.2%
	Virgin Islands Public Finance Authority Series A 6.75%, due 10/1/37	5,000,000	5,595,700

	Utah 0.2%
	Herriman Utah Special Assessment
	5.00%, due 11/1/24	575,000	630,999
	5.00%, due 11/1/29	425,000	463,790
			1,094,789
	Vermont 0.1%
	Burlington, Vermont Electric Revenue Series A 5.375%, due 7/1/27	610,000	658,843

	Virginia 0.7%
	Madison County Industrial Development Authority Educational Revenue 0.17%, due 10/1/37 (a)	3,400,000	3,400,000

	Wisconsin 1.7%
	Wisconsin Health & Educational Facilities Authority Revenue Series A 0.92%, due 5/1/25 (a)	4,000,000	4,000,000
	Wisconsin State Health & Educational Facilities Authority Revenue
	5.00%, due 7/1/20	1,785,000	1,867,824
	5.00%, due 7/1/25	2,270,000	2,343,934
			8,211,758
	Wyoming 0.3%
	West Park Hospital District Revenue Series A 6.375%, due 6/1/26	1,000,000	1,203,040

	Total Municipal Bonds (Cost $420,493,598)		451,747,783

	Short-Term Investment 1.6%
	Municipal Bond 1.6%
	Michigan 1.6%
	Michigan Finance Authority Revenue Series A-1 6.45%, due 2/20/12	7,400,000	7,400,000

	Total Short-Term Investment (Cost $7,400,000)		7,400,000

	Total Investments (Cost $427,893,598) (e)	96.0%	459,147,783
	Other Assets, Less Liabilities	4.0	19,207,657
	Net Assets	100.0%	$478,355,440

		Contracts Short	Unrealized Appreciation (Depreciation) (c)
	Futures Contracts (0.3%)
	United States Treasury Notes March 2012 (10 Year) (d)	(500)	$(1,227,813)

	Total Futures Contracts (Settlement Value $66,125,000)		$(1,227,813)

¤	Among the Fund's 10 largest issuers held, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect at January 31, 2012.
(b)	Interest on these securities is subject to alternative minimum tax.
(c)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2012.
(d)	At January 31, 2012, cash in the amount of $650,000 is on deposit with the broker for futures transactions.
(e)	At January 31, 2012, cost is $427,893,598 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$31,301,693
Gross unrealized depreciation	(47,508)
Net unrealized appreciation	$31,254,185

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
GTY	- Assured Guaranty Corp.
NATL-RE	- National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$451,747,783	$—	$451,747,783
Short-Term Investment
Municipal Bond	—	7,400,000	—	7,400,000
Total Investments in Securities	$—	$459,147,783	$—	$459,147,783
Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(1,227,813)	$—	$—	$(1,227,813)
Total Other Financial Instruments	$(1,227,813)	$—	$—	$(1,227,813)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2012 Unaudited

SECURITIES VALUATION.

Each Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00p.m. Eastern time) on each day the Fund is open for business ("valuation date").

"Fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions market participations would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Funds may utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended January 31, 2012 there have been no changes to the fair value methodologies.

The aggregate value by input level, as of January 31, 2012, for each Fund's investments is included at the end of each Fund's respective Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than municipal securities) are valued at the evaluated bid prices (evaluated mean prices in the case of municipal debt securities) supplied by a pricing agent or brokers selected by the Fund's Manager in consultation with the Fund's Subadvisor whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Portfolio securities held by the Money Market and the Principal Preservation Funds are valued at their amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy.

Temporary cash investments maturing in more than 60 days are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less (“Short-Term Investments”) are valued at amortized cost. Temporary cash investments and securities valued at amortized cost are all generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans. Certain loan assignments, participations and commitments may be valued by single broker quotes obtained from the engaged independent pricing service with significant unobservable inputs and are generally categorized as Level 3 in the hierarchy. For these loan assignments, participations and commitments, the Manager may consider additional factors such as liquidity of the Portfolios’ investments. At January 31, 2012, High Yield Corporate Bond held securities with a value of $14,034,695 were valued by single broker quotes and/or deemed to be illiquid.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Funds' Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At January 31, 2012, the Convertible, Flexible Bond Opportunities, Government, High Yield Corporate Bond, and Income Builder Funds held securities with values of $7,118, $247,415, $1,256,354, $50,732,719, and $899,425, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds, including the International Equity Fund principally trade and the time at which the Funds' NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, if any, conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor if any, may, pursuant to procedures adopted by the Funds’ Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures. At January 31, 2012, foreign equity securities held by all the Funds were not fair valued in such a manner.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor, if any, might wish to sell it, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective to determining value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager of Subadvisor, if any, determines the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor, if any, may, consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) the dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	March 29, 2012

By:	/s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date:	March 29, 2012